================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6067

                               -----------------

                       DIMENSIONAL INVESTMENT GROUP INC.
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                      DIMENSIONAL INVESTMENT GROUP INC.,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (512) 306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31
                  DATE OF REPORTING PERIOD: JANUARY 31, 2019

================================================================================

ITEM 1.SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                FORM N-Q REPORT
                               JANUARY 31, 2019
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
   U.S. Large Company Portfolio
   U.S. Large Cap Value Portfolio II
   U.S. Large Cap Value Portfolio III
   DFA International Value Portfolio
   DFA International Value Portfolio III
   Tax-Managed U.S. Marketwide Value Portfolio II
   Emerging Markets Portfolio II
   DFA Two-Year Fixed Income Portfolio
   DFA Two-Year Government Portfolio
   Global Equity Portfolio
   Global Allocation 60/40 Portfolio
   Global Allocation 25/75 Portfolio

NOTES TO FINANCIAL STATEMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series
   The DFA International Value Series
   The Emerging Markets Series
   The Tax-Managed U.S. Marketwide Value Series

NOTES TO SCHEDULES OF INVESTMENTS
   Organization
   Security Valuation
   Financial Instruments
   Federal Tax Cost
   Recently Issued Accounting Standards
   Other
   Subsequent Event Evaluations

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
------------------------

Investment Abbreviations

  P.L.C.  Public Limited Company
  SA      Special Assessment
  USD     United States Dollar

Investment Footnotes

  +    See Security Valuation Note within the Notes to Schedules of
       Investments.
  *    Non-Income Producing Securities.
  #    Total or Partial Securities on Loan.
  @    Security purchased with cash proceeds from Securities on Loan.
  (S)  Affiliated Fund.
  ^^   See Federal Tax Cost Note within the Notes to Schedules of
       Investments.
  W Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
  (r)  The adjustable rate shown is effective as of January 31, 2019

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (97.9%)

COMMUNICATION SERVICES -- (10.1%)
    Activision Blizzard, Inc.                              289,198 $ 13,661,714
*   Alphabet, Inc., Class A                                113,682  127,993,427
*   Alphabet, Inc., Class C                                116,987  130,600,777
    AT&T, Inc.                                           2,767,421   83,188,675
    CBS Corp., Class B                                     127,493    6,305,804
#   CenturyLink, Inc.                                      359,483    5,507,280
*   Charter Communications, Inc., Class A                   67,025   22,188,626
    Comcast Corp., Class A                               1,726,334   63,132,034
#*  Discovery, Inc., Class A                                59,256    1,681,685
*   Discovery, Inc., Class C                               137,516    3,664,801
*   DISH Network Corp., Class A                             86,618    2,656,574
*   Electronic Arts, Inc.                                  114,897   10,598,099
*   Facebook, Inc., Class A                                913,525  152,275,482
    Interpublic Group of Cos., Inc. (The)                  146,928    3,342,612
*   Netflix, Inc.                                          165,819   56,295,550
    News Corp., Class A                                    148,401    1,903,985
    News Corp., Class B                                     47,476      613,865
#   Omnicom Group, Inc.                                     85,099    6,627,510
*   Take-Two Interactive Software, Inc.                     43,332    4,573,693
#*  TripAdvisor, Inc.                                       38,683    2,219,631
    Twenty-First Century Fox, Inc., Class A                401,908   19,818,083
    Twenty-First Century Fox, Inc., Class B                185,747    9,112,748
*   Twitter, Inc.                                          276,135    9,267,091
    Verizon Communications, Inc.                         1,571,177   86,509,006
    Viacom, Inc., Class B                                  134,831    3,966,728
    Walt Disney Co. (The)                                  566,059   63,126,900
                                                                   ------------
TOTAL COMMUNICATION SERVICES                                        890,832,380
                                                                   ------------
CONSUMER DISCRETIONARY -- (9.9%)
    Advance Auto Parts, Inc.                                27,792    4,424,486
*   Amazon.com, Inc.                                       156,179  268,429,533
    Aptiv P.L.C.                                           100,850    7,980,260
*   AutoZone, Inc.                                           9,643    8,170,900
    Best Buy Co., Inc.                                      88,901    5,266,495
*   Booking Holdings, Inc.                                  17,617   32,288,614
    BorgWarner, Inc.                                        80,018    3,272,736
    Capri Holdings, Ltd.                                    57,658    2,449,312
#*  CarMax, Inc.                                            66,167    3,889,296
    Carnival Corp.                                         152,598    8,786,593
#*  Chipotle Mexican Grill, Inc.                             9,290    4,920,077
    Darden Restaurants, Inc.                                46,978    4,929,402
    Dollar General Corp.                                    99,755   11,514,720
*   Dollar Tree, Inc.                                       90,915    8,803,299
    DR Horton, Inc.                                        131,557    5,058,367
*   eBay, Inc.                                             344,143   11,580,412
    Expedia Group, Inc.                                     45,019    5,368,516
    Foot Locker, Inc.                                       42,841    2,394,383
    Ford Motor Co.                                       1,483,021   13,050,585
#   Gap, Inc. (The)                                         79,788    2,029,807
    Garmin, Ltd.                                            46,367    3,207,669
    General Motors Co.                                     499,111   19,475,311
    Genuine Parts Co.                                       55,582    5,548,195
    Goodyear Tire & Rubber Co. (The)                        87,808    1,860,652
#   H&R Block, Inc.                                         79,275    1,870,097

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                    SHARES      VALUE+
                                                   --------- ------------
       CONSUMER DISCRETIONARY -- (Continued)
       #   Hanesbrands, Inc.                         139,536 $  2,091,645
       #   Harley-Davidson, Inc.                      61,287    2,259,039
       #   Hasbro, Inc.                               44,513    4,031,097
           Hilton Worldwide Holdings, Inc.           112,190    8,355,911
           Home Depot, Inc. (The)                    429,497   78,825,584
           Kohl's Corp.                               63,161    4,338,529
       #   L Brands, Inc.                             88,331    2,459,135
       #   Leggett & Platt, Inc.                      50,612    2,073,068
           Lennar Corp., Class A                     110,850    5,256,507
       *   LKQ Corp.                                 122,059    3,200,387
           Lowe's Cos., Inc.                         305,320   29,359,571
           Macy's, Inc.                              115,698    3,042,857
           Marriott International, Inc., Class A     107,984   12,367,408
       #*  Mattel, Inc.                              129,376    1,531,812
           McDonald's Corp.                          293,134   52,406,497
           MGM Resorts International                 190,391    5,605,111
       *   Mohawk Industries, Inc.                    23,621    3,042,149
       #   Newell Brands, Inc.                       161,405    3,423,400
           NIKE, Inc., Class B                       484,077   39,636,225
       #   Nordstrom, Inc.                            42,453    1,970,244
       *   Norwegian Cruise Line Holdings, Ltd.       83,640    4,301,605
       *   O'Reilly Automotive, Inc.                  30,514   10,516,955
           PulteGroup, Inc.                           98,140    2,729,273
           PVH Corp.                                  28,438    3,102,870
           Ralph Lauren Corp.                         20,318    2,359,733
           Ross Stores, Inc.                         142,015   13,082,422
           Royal Caribbean Cruises, Ltd.              64,951    7,797,368
           Starbucks Corp.                           471,732   32,143,818
           Tapestry, Inc.                            109,223    4,228,022
           Target Corp.                              197,743   14,435,239
       #   Tiffany & Co.                              41,586    3,689,926
           TJX Cos., Inc. (The)                      470,563   23,401,098
           Tractor Supply Co.                         46,931    4,007,907
       *   Ulta Salon Cosmetics & Fragrance, Inc.     21,345    6,231,032
       #*  Under Armour, Inc., Class A                71,087    1,474,344
       #*  Under Armour, Inc., Class C                71,826    1,360,384
           VF Corp.                                  123,929   10,431,104
           Whirlpool Corp.                            24,425    3,248,769
           Wynn Resorts, Ltd.                         37,187    4,574,373
           Yum! Brands, Inc.                         118,946   11,178,545
                                                             ------------
       TOTAL CONSUMER DISCRETIONARY                           876,140,680
                                                             ------------
       CONSUMER STAPLES -- (7.1%)
           Altria Group, Inc.                        714,497   35,260,427
           Archer-Daniels-Midland Co.                214,227    9,618,792
       #   Brown-Forman Corp., Class B                62,578    2,956,811
       #   Campbell Soup Co.                          73,715    2,611,722
           Church & Dwight Co., Inc.                  93,674    6,052,277
           Clorox Co. (The)                           48,703    7,226,551
           Coca-Cola Co. (The)                     1,456,665   70,109,287
           Colgate-Palmolive Co.                     329,794   21,331,076
           Conagra Brands, Inc.                      185,681    4,018,137
           Constellation Brands, Inc., Class A        63,200   10,975,312
           Costco Wholesale Corp.                    166,626   35,762,938
       #   Coty, Inc., Class A                       165,827    1,286,818
           Estee Lauder Cos., Inc. (The), Class A     83,615   11,406,758
           General Mills, Inc.                       227,155   10,094,768
           Hershey Co. (The)                          53,224    5,647,066
       #   Hormel Foods Corp.                        104,183    4,409,025

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   SHARES      VALUE+
                                                  --------- ------------
       CONSUMER STAPLES -- (Continued)
           JM Smucker Co. (The)                      42,914 $  4,500,820
       #   Kellogg Co.                               95,717    5,648,260
           Kimberly-Clark Corp.                     132,053   14,708,063
           Kraft Heinz Co. (The)                    236,479   11,365,181
           Kroger Co. (The)                         304,719    8,632,689
           Lamb Weston Holdings, Inc.                55,634    4,022,338
       #   McCormick & Co., Inc. Non-Voting          46,351    5,730,838
           Molson Coors Brewing Co., Class B         70,815    4,716,987
           Mondelez International, Inc., Class A    552,813   25,573,129
       *   Monster Beverage Corp.                   152,261    8,715,420
           PepsiCo, Inc.                            536,741   60,474,609
           Philip Morris International, Inc.        591,099   45,349,115
           Procter & Gamble Co. (The)               947,345   91,390,372
           Sysco Corp.                              181,835   11,610,165
           Tyson Foods, Inc., Class A               111,621    6,911,572
           Walgreens Boots Alliance, Inc.           305,687   22,088,943
           Walmart, Inc.                            541,308   51,873,546
                                                            ------------
       TOTAL CONSUMER STAPLES                                622,079,812
                                                            ------------
       ENERGY -- (5.3%)
           Anadarko Petroleum Corp.                 191,156    9,047,414
       #   Apache Corp.                             145,317    4,769,304
           Baker Hughes a GE Co.                    193,206    4,553,865
       #   Cabot Oil & Gas Corp.                    164,884    4,113,856
           Chevron Corp.                            726,562   83,300,333
           Cimarex Energy Co.                        36,641    2,760,533
       *   Concho Resources, Inc.                    76,496    9,167,281
           ConocoPhillips                           437,754   29,631,568
           Devon Energy Corp.                       177,914    4,741,408
           Diamondback Energy, Inc.                  58,467    6,029,117
           EOG Resources, Inc.                      220,505   21,874,096
           Exxon Mobil Corp.                      1,609,882  117,972,153
           Halliburton Co.                          334,173   10,479,665
           Helmerich & Payne, Inc.                   41,995    2,351,300
           Hess Corp.                                95,405    5,151,870
           HollyFrontier Corp.                       60,181    3,390,598
           Kinder Morgan, Inc.                      719,946   13,031,023
           Marathon Oil Corp.                       315,482    4,981,461
           Marathon Petroleum Corp.                 263,001   17,426,446
           National Oilwell Varco, Inc.             145,018    4,275,131
       *   Newfield Exploration Co.                  74,523    1,362,280
           Noble Energy, Inc.                       183,306    4,095,056
           Occidental Petroleum Corp.               287,095   19,172,204
       #   ONEOK, Inc.                              156,852   10,071,467
           Phillips 66                              161,752   15,432,758
           Pioneer Natural Resources Co.             64,467    9,174,943
           Schlumberger, Ltd.                       526,564   23,279,395
           TechnipFMC P.L.C                         162,614    3,733,617
           Valero Energy Corp.                      160,893   14,129,623
           Williams Cos., Inc. (The)                460,302   12,395,933
                                                            ------------
       TOTAL ENERGY                                          471,895,698
                                                            ------------
       FINANCIALS -- (13.2%)
           Affiliated Managers Group, Inc.           20,420    2,143,079
           Aflac, Inc.                              289,472   13,807,814
           Allstate Corp. (The)                     130,972   11,508,510
           American Express Co.                     266,359   27,355,069
           American International Group, Inc.       337,529   14,591,379

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
FINANCIALS -- (Continued)
    Ameriprise Financial, Inc.                             52,674 $  6,668,528
    Aon P.L.C.                                             91,282   14,260,987
    Arthur J Gallagher & Co.                               70,487    5,266,084
    Assurant, Inc.                                         19,602    1,889,437
    Bank of America Corp.                               3,470,570   98,807,128
    Bank of New York Mellon Corp. (The)                   346,158   18,110,987
    BB&T Corp.                                            293,024   14,299,571
*   Berkshire Hathaway, Inc., Class B                     739,725  152,043,076
    BlackRock, Inc.                                        46,182   19,169,225
*   Brighthouse Financial, Inc.                            44,223    1,651,287
    Capital One Financial Corp.                           180,678   14,560,840
    Cboe Global Markets, Inc.                              42,745    3,986,826
    Charles Schwab Corp. (The)                            457,017   21,374,685
    Chubb, Ltd.                                           175,219   23,312,888
#   Cincinnati Financial Corp.                             57,116    4,633,250
    Citigroup, Inc.                                       928,610   59,858,201
    Citizens Financial Group, Inc.                        176,610    5,990,611
    CME Group, Inc.                                       136,042   24,797,736
    Comerica, Inc.                                         61,411    4,835,502
    Discover Financial Services                           127,247    8,587,900
    E*TRADE Financial Corp.                                96,046    4,481,506
    Everest Re Group, Ltd.                                 15,521    3,399,875
    Fifth Third Bancorp.                                  251,027    6,732,544
#   First Republic Bank                                    61,937    5,984,972
#   Franklin Resources, Inc.                              113,504    3,360,853
    Goldman Sachs Group, Inc. (The)                       131,540   26,046,235
    Hartford Financial Services Group, Inc. (The)         135,999    6,381,073
#   Huntington Bancshares, Inc.                           403,693    5,344,895
    Intercontinental Exchange, Inc.                       216,958   16,653,696
    Invesco, Ltd.                                         156,806    2,857,005
    Jefferies Financial Group, Inc.                       107,600    2,239,156
    JPMorgan Chase & Co.                                1,264,470  130,872,645
    KeyCorp.                                              396,265    6,526,485
    Lincoln National Corp.                                 80,599    4,714,236
    Loews Corp.                                           105,393    5,048,325
    M&T Bank Corp.                                         53,613    8,821,483
    Marsh & McLennan Cos., Inc.                           191,925   16,925,866
    MetLife, Inc.                                         375,738   17,159,954
#   Moody's Corp.                                          63,667   10,091,856
    Morgan Stanley                                        497,101   21,027,372
    MSCI, Inc.                                             33,422    5,690,764
    Nasdaq, Inc.                                           43,374    3,818,647
    Northern Trust Corp.                                   84,073    7,437,098
    People's United Financial, Inc.                       144,909    2,373,609
    PNC Financial Services Group, Inc. (The)              175,454   21,522,942
    Principal Financial Group, Inc.                        99,663    4,990,126
    Progressive Corp. (The)                               220,976   14,869,475
    Prudential Financial, Inc.                            156,675   14,436,035
    Raymond James Financial, Inc.                          48,805    3,928,803
    Regions Financial Corp.                               390,713    5,927,116
    S&P Global, Inc.                                       95,486   18,299,892
    State Street Corp.                                    144,485   10,243,987
    SunTrust Banks, Inc.                                  171,148   10,169,614
*   SVB Financial Group                                    20,275    4,731,780
    Synchrony Financial                                   250,375    7,521,265
    T Rowe Price Group, Inc.                               92,027    8,600,843
    Torchmark Corp.                                        38,555    3,229,367
    Travelers Cos., Inc. (The)                            100,476   12,613,757
    U.S. Bancorp                                          577,640   29,552,062

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
FINANCIALS -- (Continued)
    Unum Group                                            84,215 $    2,927,313
    Wells Fargo & Co.                                  1,610,914     78,789,804
    Willis Towers Watson P.L.C.                           49,710      8,092,291
#   Zions Bancorp NA                                      73,184      3,482,827
                                                                 --------------
TOTAL FINANCIALS                                                  1,161,430,049
                                                                 --------------
HEALTH CARE -- (14.8%)
    Abbott Laboratories                                  667,836     48,738,671
    AbbVie, Inc.                                         571,970     45,923,471
*   ABIOMED, Inc.                                         16,980      5,961,169
    Agilent Technologies, Inc.                           121,282      9,223,496
*   Alexion Pharmaceuticals, Inc.                         85,212     10,477,667
*   Align Technology, Inc.                                27,644      6,881,974
    Allergan P.L.C.                                      120,570     17,359,669
    AmerisourceBergen Corp.                               59,360      4,948,843
    Amgen, Inc.                                          242,299     45,336,566
    Anthem, Inc.                                          98,347     29,799,141
    Baxter International, Inc.                           187,720     13,607,823
    Becton Dickinson and Co.                             102,004     25,445,918
*   Biogen, Inc.                                          76,613     25,571,887
*   Boston Scientific Corp.                              526,183     20,073,881
    Bristol-Myers Squibb Co.                             620,635     30,640,750
    Cardinal Health, Inc.                                113,185      5,655,854
*   Celgene Corp.                                        265,887     23,520,364
*   Centene Corp.                                         78,235     10,215,144
*   Cerner Corp.                                         125,904      6,913,389
*   Cigna Corp.                                          144,789     28,930,290
#   Cooper Cos., Inc. (The)                               18,755      5,228,144
    CVS Health Corp.                                     491,732     32,233,033
    Danaher Corp.                                        234,533     26,014,400
*   DaVita, Inc.                                          47,097      2,643,555
    DENTSPLY SIRONA, Inc.                                 84,051      3,525,939
*   Edwards Lifesciences Corp.                            79,490     13,546,686
    Eli Lilly & Co.                                      358,493     42,968,971
    Gilead Sciences, Inc.                                491,892     34,437,359
    HCA Healthcare, Inc.                                 102,075     14,232,317
#*  Henry Schein, Inc.                                    57,759      4,487,874
#*  Hologic, Inc.                                        103,173      4,580,881
    Humana, Inc.                                          52,293     16,158,014
*   IDEXX Laboratories, Inc.                              32,577      6,931,734
*   Illumina, Inc.                                        55,973     15,660,686
*   Incyte Corp.                                          66,767      5,380,752
*   Intuitive Surgical, Inc.                              43,424     22,738,543
*   IQVIA Holdings, Inc.                                  60,585      7,816,071
    Johnson & Johnson                                  1,019,808    135,716,049
*   Laboratory Corp. of America Holdings                  38,099      5,309,096
    McKesson Corp.                                        74,540      9,559,755
    Medtronic P.L.C.                                     510,686     45,139,536
    Merck & Co., Inc.                                    988,779     73,594,821
*   Mettler-Toledo International, Inc.                     9,444      6,026,783
*   Mylan NV                                             196,092      5,872,955
*   Nektar Therapeutics                                   66,477      2,814,636
#   PerkinElmer, Inc.                                     42,266      3,825,073
#   Perrigo Co. P.L.C.                                    46,549      2,162,201
    Pfizer, Inc.                                       2,197,995     93,304,888
    Quest Diagnostics, Inc.                               51,162      4,469,001
*   Regeneron Pharmaceuticals, Inc.                       29,460     12,646,294
    ResMed, Inc.                                          53,942      5,133,660
    Stryker Corp.                                        118,095     20,970,129

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
HEALTH CARE -- (Continued)
    Teleflex, Inc.                                        17,390 $    4,756,165
    Thermo Fisher Scientific, Inc.                       153,077     37,606,427
    UnitedHealth Group, Inc.                             365,808     98,841,322
    Universal Health Services, Inc., Class B              32,678      4,330,815
*   Varian Medical Systems, Inc.                          34,996      4,620,522
*   Vertex Pharmaceuticals, Inc.                          97,201     18,556,643
*   Waters Corp.                                          28,615      6,616,360
*   WellCare Health Plans, Inc.                           18,987      5,249,526
    Zimmer Biomet Holdings, Inc.                          77,164      8,454,088
    Zoetis, Inc.                                         183,097     15,775,637
                                                                 --------------
TOTAL HEALTH CARE                                                 1,305,163,308
                                                                 --------------
INDUSTRIALS -- (9.3%)
    3M Co.                                               221,412     44,348,824
    Alaska Air Group, Inc.                                46,537      2,976,041
    Allegion P.L.C.                                       35,860      3,078,940
#   American Airlines Group, Inc.                        155,301      5,555,117
    AMETEK, Inc.                                          88,162      6,427,010
#   AO Smith Corp.                                        55,234      2,643,499
    Arconic, Inc.                                        160,921      3,028,533
    Boeing Co. (The)                                     200,820     77,440,208
    Caterpillar, Inc.                                    224,385     29,879,107
    CH Robinson Worldwide, Inc.                           52,695      4,572,345
    Cintas Corp.                                          32,948      6,178,079
*   Copart, Inc.                                          78,878      3,993,593
    CSX Corp.                                            305,032     20,040,602
    Cummins, Inc.                                         56,499      8,311,568
    Deere & Co.                                          122,315     20,059,660
    Delta Air Lines, Inc.                                236,767     11,703,393
    Dover Corp.                                           56,105      4,927,702
    Eaton Corp. P.L.C.                                   164,798     12,565,847
    Emerson Electric Co.                                 238,768     15,632,141
    Equifax, Inc.                                         45,512      4,870,694
    Expeditors International of Washington, Inc.          66,060      4,577,958
#   Fastenal Co.                                         109,427      6,615,956
    FedEx Corp.                                           92,360     16,400,365
#   Flowserve Corp.                                       50,269      2,213,847
    Fluor Corp.                                           54,255      1,984,105
#   Fortive Corp.                                        111,066      8,328,839
    Fortune Brands Home & Security, Inc.                  53,315      2,415,170
    General Dynamics Corp.                               105,915     18,129,471
    General Electric Co.                               3,307,412     33,603,306
#   Harris Corp.                                          44,425      6,805,022
    Honeywell International, Inc.                        281,491     40,430,552
    Huntington Ingalls Industries, Inc.                   16,521      3,410,760
*   IHS Markit, Ltd.                                     135,828      7,052,190
    Illinois Tool Works, Inc.                            116,365     15,978,078
    Ingersoll-Rand P.L.C.                                 93,745      9,378,250
    Jacobs Engineering Group, Inc.                        45,542      2,951,122
    JB Hunt Transport Services, Inc.                      33,506      3,586,482
    Johnson Controls International P.L.C.                351,641     11,874,917
    Kansas City Southern                                  38,589      4,080,787
    L3 Technologies, Inc.                                 30,108      5,927,663
    Lockheed Martin Corp.                                 94,092     27,257,511
    Masco Corp.                                          117,294      3,801,499
    Nielsen Holdings P.L.C.                              136,140      3,496,075
    Norfolk Southern Corp.                               103,669     17,389,438
    Northrop Grumman Corp.                                66,069     18,205,313
    PACCAR, Inc.                                         133,332      8,735,913

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES      VALUE+
                                                       --------- ------------
INDUSTRIALS -- (Continued)
    Parker-Hannifin Corp.                                 50,423 $  8,310,215
    Pentair P.L.C.                                        61,148    2,518,686
    Quanta Services, Inc.                                 54,838    1,937,975
    Raytheon Co.                                         108,276   17,839,554
    Republic Services, Inc.                               82,330    6,315,534
    Robert Half International, Inc.                       46,739    3,011,394
    Rockwell Automation, Inc.                             45,663    7,740,792
#   Rollins, Inc.                                         57,158    2,128,564
    Roper Technologies, Inc.                              39,329   11,140,333
    Snap-on, Inc.                                         21,299    3,535,421
    Southwest Airlines Co.                               191,561   10,873,002
    Stanley Black & Decker, Inc.                          57,204    7,232,874
    Textron, Inc.                                         92,235    4,909,669
#*  TransDigm Group, Inc.                                 18,542    7,249,922
    Union Pacific Corp.                                  280,160   44,565,051
*   United Continental Holdings, Inc.                     86,536    7,551,997
    United Parcel Service, Inc., Class B                 264,351   27,862,595
*   United Rentals, Inc.                                  30,708    3,846,484
    United Technologies Corp.                            308,599   36,436,284
*   Verisk Analytics, Inc.                                62,934    7,389,081
    Waste Management, Inc.                               148,623   14,218,762
#   WW Grainger, Inc.                                     17,238    5,091,933
    Xylem, Inc.                                           68,466    4,878,887
                                                                 ------------
TOTAL INDUSTRIALS                                                 819,448,501
                                                                 ------------
INFORMATION TECHNOLOGY -- (19.5%)
    Accenture P.L.C., Class A                            242,387   37,218,524
*   Adobe, Inc.                                          185,610   45,997,870
#*  Advanced Micro Devices, Inc.                         332,834    8,124,478
*   Akamai Technologies, Inc.                             62,307    4,056,186
    Alliance Data Systems Corp.                           18,033    3,202,480
    Amphenol Corp., Class A                              114,756   10,089,348
    Analog Devices, Inc.                                 140,360   13,875,990
*   ANSYS, Inc.                                           31,738    5,216,140
    Apple, Inc.                                        1,714,192  285,310,117
    Applied Materials, Inc.                              372,663   14,563,670
*   Arista Networks, Inc.                                 19,659    4,222,360
*   Autodesk, Inc.                                        83,171   12,242,771
    Automatic Data Processing, Inc.                      166,445   23,275,669
    Broadcom, Inc.                                       157,211   42,171,851
    Broadridge Financial Solutions, Inc.                  44,832    4,520,411
*   Cadence Design Systems, Inc.                         108,317    5,202,466
    Cisco Systems, Inc.                                1,709,565   80,845,329
    Citrix Systems, Inc.                                  48,934    5,017,692
    Cognizant Technology Solutions Corp., Class A        220,814   15,386,320
    Corning, Inc.                                        304,392   10,124,078
    DXC Technology Co.                                   106,033    6,798,836
*   F5 Networks, Inc.                                     23,272    3,745,628
    Fidelity National Information Services, Inc.         124,162   12,978,654
#*  Fiserv, Inc.                                         151,516   12,565,222
*   FleetCor Technologies, Inc.                           33,740    6,809,069
    FLIR Systems, Inc.                                    51,616    2,522,990
*   Fortinet, Inc.                                        54,794    4,195,577
*   Gartner, Inc.                                         34,285    4,658,989
    Global Payments, Inc.                                 59,961    6,732,421
    Hewlett Packard Enterprise Co.                       538,177    8,390,179
    HP, Inc.                                             600,003   13,218,066
    Intel Corp.                                        1,735,437   81,773,791
    International Business Machines Corp.                345,564   46,450,713

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
INFORMATION TECHNOLOGY -- (Continued)
    Intuit, Inc.                                          98,687 $   21,298,628
#*  IPG Photonics Corp.                                   13,904      1,849,232
    Jack Henry & Associates, Inc.                         29,401      3,926,504
    Juniper Networks, Inc.                               132,629      3,440,396
*   Keysight Technologies, Inc.                           71,159      5,267,189
    KLA-Tencor Corp.                                      58,072      6,188,733
    Lam Research Corp.                                    59,143     10,029,470
    Mastercard, Inc., Class A                            345,501     72,945,626
    Maxim Integrated Products, Inc.                      105,060      5,701,606
#   Microchip Technology, Inc.                            89,949      7,229,201
*   Micron Technology, Inc.                              426,769     16,311,111
    Microsoft Corp.                                    2,938,879    306,907,134
    Motorola Solutions, Inc.                              61,859      7,231,936
    NetApp, Inc.                                          95,535      6,092,267
    NVIDIA Corp.                                         231,949     33,342,669
    Oracle Corp.                                         968,914     48,668,550
    Paychex, Inc.                                        122,115      8,645,742
*   PayPal Holdings, Inc.                                448,065     39,770,249
*   Qorvo, Inc.                                           47,223      3,086,495
    QUALCOMM, Inc.                                       460,918     22,824,659
*   Red Hat, Inc.                                         67,063     11,926,484
*   salesforce.com, Inc.                                 290,887     44,206,097
    Seagate Technology P.L.C.                             99,494      4,405,594
    Skyworks Solutions, Inc.                              67,596      4,937,212
    Symantec Corp.                                       243,230      5,112,695
*   Synopsys, Inc.                                        57,133      5,333,366
    TE Connectivity, Ltd.                                130,479     10,562,275
    Texas Instruments, Inc.                              365,241     36,772,464
    Total System Services, Inc.                           64,174      5,750,632
*   VeriSign, Inc.                                        40,470      6,850,357
#   Visa, Inc., Class A                                  668,182     90,211,252
    Western Digital Corp.                                110,454      4,969,325
#   Western Union Co. (The)                              166,065      3,030,686
    Xerox Corp.                                           76,842      2,167,713
    Xilinx, Inc.                                          96,445     10,796,053
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                      1,719,293,487
                                                                 --------------
MATERIALS -- (2.6%)
    Air Products & Chemicals, Inc.                        83,223     13,681,029
#   Albemarle Corp.                                       40,109      3,238,000
    Avery Dennison Corp.                                  33,180      3,465,651
    Ball Corp.                                           128,490      6,717,457
    Celanese Corp.                                        50,926      4,876,674
    CF Industries Holdings, Inc.                          88,564      3,865,819
    DowDuPont, Inc.                                      872,374     46,942,445
    Eastman Chemical Co.                                  53,662      4,326,230
    Ecolab, Inc.                                          96,944     15,333,632
#   FMC Corp.                                             51,186      4,084,643
    Freeport-McMoRan, Inc.                               547,389      6,371,608
#   International Flavors & Fragrances, Inc.              38,200      5,415,996
    International Paper Co.                              153,348      7,273,296
    Linde P.L.C.                                         209,536     34,156,463
    LyondellBasell Industries NV, Class A                119,089     10,357,170
#   Martin Marietta Materials, Inc.                       23,831      4,210,461
    Mosaic Co. (The)                                     134,306      4,335,398
    Newmont Mining Corp.                                 203,418      6,938,588
    Nucor Corp.                                          120,107      7,355,353
    Packaging Corp. of America                            36,014      3,396,840
    PPG Industries, Inc.                                  91,215      9,617,710

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
MATERIALS -- (Continued)
#   Sealed Air Corp.                                        58,364 $  2,305,378
    Sherwin-Williams Co. (The)                              31,247   13,171,235
    Vulcan Materials Co.                                    50,112    5,093,885
    WestRock Co.                                            96,482    3,927,782
                                                                   ------------
TOTAL MATERIALS                                                     230,458,743
                                                                   ------------
REAL ESTATE -- (3.0%)
    Alexandria Real Estate Equities, Inc.                   40,933    5,391,286
    American Tower Corp.                                   167,493   28,949,490
    Apartment Investment & Management Co., Class A          58,595    2,901,624
    AvalonBay Communities, Inc.                             52,641   10,155,502
    Boston Properties, Inc.                                 58,699    7,740,637
*   CBRE Group, Inc., Class A                              119,828    5,482,131
    Crown Castle International Corp.                       157,868   18,480,028
    Digital Realty Trust, Inc.                              78,811    8,538,384
    Duke Realty Corp.                                      135,585    3,964,505
    Equinix, Inc.                                           30,531   12,029,214
    Equity Residential                                     140,277   10,178,499
    Essex Property Trust, Inc.                              25,094    6,805,493
    Extra Space Storage, Inc.                               48,204    4,753,397
    Federal Realty Investment Trust                         28,328    3,755,443
#   HCP, Inc.                                              181,471    5,723,595
    Host Hotels & Resorts, Inc.                            282,470    5,101,408
#   Iron Mountain, Inc.                                    107,987    4,017,116
#   Kimco Realty Corp.                                     159,927    2,720,358
    Macerich Co. (The)                                      39,219    1,810,349
    Mid-America Apartment Communities, Inc.                 43,712    4,427,151
    Prologis, Inc.                                         239,924   16,593,144
    Public Storage                                          57,019   12,117,678
    Realty Income Corp.                                    111,609    7,666,422
    Regency Centers Corp.                                   64,585    4,198,025
*   SBA Communications Corp.                                42,877    7,826,339
    Simon Property Group, Inc.                             117,608   21,418,769
    SL Green Realty Corp.                                   32,632    3,016,176
    UDR, Inc.                                              105,223    4,603,506
    Ventas, Inc.                                           134,795    8,692,930
    Vornado Realty Trust                                    65,301    4,565,193
    Welltower, Inc.                                        142,837   11,068,439
    Weyerhaeuser Co.                                       283,823    7,447,516
                                                                   ------------
TOTAL REAL ESTATE                                                   262,139,747
                                                                   ------------
UTILITIES -- (3.1%)
    AES Corp.                                              250,778    4,110,251
    Alliant Energy Corp.                                    90,627    4,030,183
    Ameren Corp.                                            92,608    6,421,439
    American Electric Power Co., Inc.                      188,146   14,886,111
    American Water Works Co., Inc.                          68,583    6,561,336
    CenterPoint Energy, Inc.                               190,265    5,882,994
    CMS Energy Corp.                                       107,384    5,599,002
    Consolidated Edison, Inc.                              118,754    9,221,248
    Dominion Energy, Inc.                                  290,579   20,410,269
    DTE Energy Co.                                          68,782    8,099,080
    Duke Energy Corp.                                      271,068   23,794,349
    Edison International                                   123,229    7,020,356
    Entergy Corp.                                           69,299    6,180,778
    Evergy, Inc.                                            99,687    5,714,059
    Eversource Energy                                      121,181    8,411,173
    Exelon Corp.                                           368,126   17,581,698

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
UTILITIES -- (Continued)
#     FirstEnergy Corp.                                  183,851 $    7,206,959
      NextEra Energy, Inc.                               181,736     32,527,109
#     NiSource, Inc.                                     138,586      3,780,626
      NRG Energy, Inc.                                   110,578      4,523,746
      Pinnacle West Capital Corp.                         42,091      3,709,059
#     PPL Corp.                                          275,306      8,622,584
      Public Service Enterprise Group, Inc.              192,431     10,497,111
#     Sempra Energy                                      103,837     12,146,852
      Southern Co. (The)                                 391,308     19,017,569
#     WEC Energy Group, Inc.                             120,495      8,799,750
      Xcel Energy, Inc.                                  195,645     10,243,972
                                                                 --------------
TOTAL UTILITIES                                                     274,999,663
                                                                 --------------
TOTAL COMMON STOCKS                                               8,633,882,068
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government
      Money Market Fund 2.320%                        12,726,972     12,726,972
                                                                 --------------
SECURITIES LENDING COLLATERAL -- (1.9%)
@(S)  DFA Short Term Investment Fund                  14,640,728    169,407,866
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,136,467,634)^^            $8,816,016,906
                                                                 ==============

As of January 31, 2019, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:


                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index                 154     03/15/19  $20,436,319 $20,824,650    $388,331
                                                         ----------- -----------    --------
TOTAL FUTURES CONTRACTS                                  $20,436,319 $20,824,650    $388,331
                                                         =========== ===========    ========

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
   Common Stocks
      Communication Services   $  890,832,380   --      --    $  890,832,380
      Consumer Discretionary      876,140,680   --      --       876,140,680
      Consumer Staples            622,079,812   --      --       622,079,812
      Energy                      471,895,698   --      --       471,895,698
      Financials                1,161,430,049   --      --     1,161,430,049
      Health Care               1,305,163,308   --      --     1,305,163,308
      Industrials                 819,448,501   --      --       819,448,501
      Information Technology    1,719,293,487   --      --     1,719,293,487
      Materials                   230,458,743   --      --       230,458,743
      Real Estate                 262,139,747   --      --       262,139,747
      Utilities                   274,999,663   --      --       274,999,663
   Temporary Cash Investments      12,726,972   --      --        12,726,972

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Securities Lending Collateral              -- $169,407,866   --    $  169,407,866
Futures Contracts**            $      388,331           --   --           388,331
                               -------------- ------------   --    --------------
TOTAL                          $8,646,997,371 $169,407,866   --    $8,816,405,237
                               ============== ============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       U.S. LARGE CAP VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                      VALUE+
                                                                   ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                         $166,624,231
                                                                   ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^             $166,624,231
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located in this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company                                       $3,673,839,271
                                                                 --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^           $3,673,839,271
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                       VALUE+
                                                                   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $9,321,333,517
                                                                   --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^             $9,321,333,517
                                                                   ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                       VALUE+
                                                                   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company                                         $2,461,864,023
                                                                   --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^             $2,461,864,023
                                                                   ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                       VALUE+
                                                                   --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The
  DFA Investment Trust Company                                     $1,748,580,131
                                                                   --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^             $1,748,580,131
                                                                   ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                         EMERGING MARKETS PORTFOLIO II

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                     VALUE+
                                                                   -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company                                                    $67,755,933
                                                                   -----------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^             $67,755,933
                                                                   ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2019, based on their valuation inputs, is located within this report (see Security Valuation Note).

                      DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                FACE
                                                               AMOUNT
                                                               (000)    VALUE+
                                                               ------ ----------
AGENCY OBLIGATIONS -- (4.3%)
Federal Home Loan Bank
     1.875%, 03/13/20                                            250  $  248,000
     4.125%, 03/13/20                                          1,350   1,373,684
     2.625%, 05/28/20                                          1,500   1,502,523
Federal Home Loan Mortgage Corp.
     1.375%, 05/01/20                                          2,500   2,463,705
                                                                      ----------
TOTAL AGENCY OBLIGATIONS                                               5,587,912
                                                                      ----------
BONDS -- (78.8%)
African Development Bank
     1.875%, 03/16/20                                          2,500   2,472,560
Agence Francaise de Development
     1.625%, 01/21/20                                          1,934   1,913,298
Amazon.com, Inc.
     1.900%, 08/21/20                                            500     494,959
ANZ New Zealand International Ltd.
     2.600%, 09/23/19                                            700     698,851
Apple, Inc.
     1.500%, 09/12/19                                            400     397,364
     1.900%, 02/07/20                                          1,054   1,047,665
     2.000%, 11/13/20                                            750     742,638
Asian Development Bank
     1.625%, 05/05/20                                          3,450   3,409,582
Australia & New Zealand Banking Group, Ltd.
     1.600%, 07/15/19                                            750     746,062
W    2.250%, 12/19/19                                            400     397,443
Bank of Montreal
     2.100%, 06/15/20                                          2,500   2,476,114
     3.100%, 07/13/20                                            725     729,008
Bank of Montreal, 3M USD LIBOR + 0.440%, FRN
(r)  3.228%, 06/15/20                                            500     501,470
Bank of Nova Scotia (The)
     2.350%, 10/21/20                                          1,350   1,337,493
BNG Bank NV
     1.625%, 11/25/19                                            250     247,904
W    2.500%, 02/28/20                                          1,850   1,846,487
     2.500%, 02/28/20                                            700     698,671
     1.750%, 03/24/20                                            594     587,831
     1.750%, 10/05/20                                            300     295,504
Caisse d'Amortissement de la Dette Sociale
     2.000%, 04/17/20                                          1,250   1,240,004
     1.875%, 07/28/20                                          1,500   1,482,977
Chevron Corp.
     1.991%, 03/03/20                                          2,750   2,730,290

                                                                FACE
                                                               AMOUNT
                                                               (000)    VALUE+
                                                               ------ ----------
Cisco Systems, Inc.
     4.450%, 01/15/20                                            250  $  254,045
Cooperatieve Rabobank UA
W    4.750%, 01/15/20                                            500     509,069
Council Of Europe Development Bank
     1.875%, 01/27/20                                            750     744,465
     1.625%, 03/10/20                                          1,381   1,365,906
Equinor ASA
     2.250%, 11/08/19                                          2,463   2,453,181
     2.900%, 11/08/20                                            500     501,544
Erste Abwicklungsanstalt
     2.500%, 03/13/20                                            600     598,200
EUROFIMA
     1.750%, 05/29/20                                            990     977,411
European Bank for Reconstruction & Development
     1.625%, 05/05/20                                            500     493,978
European Investment Bank
     1.750%, 05/15/20                                          2,650   2,621,775
     1.625%, 08/14/20                                            250     246,365
European Stability Mechanism
     3.000%, 10/23/20                                            500     502,927
Export Development Canada
     1.750%, 07/21/20                                            900     889,099
FMS Wertmanagement
     1.750%, 05/15/20                                            600     593,146
Inter-American Development Bank
     1.625%, 05/12/20                                          1,070   1,057,602
     1.875%, 06/16/20                                          1,250   1,237,986
Inter-American Development Bank, 3M USD LIBOR + 0.220%, FRN
(r)  3.008%, 10/15/20                                          2,000   2,007,500
International Bank for Reconstruction & Development
     1.875%, 04/21/20                                            500     495,775
     1.625%, 09/04/20                                          1,362   1,342,073
International Finance Corp.
     1.625%, 07/16/20                                            792     781,424
Kommunalbanken A.S.
W    2.500%, 04/17/20                                            250     249,679
     2.500%, 04/17/20                                            750     749,038
     1.750%, 09/15/20                                          1,100   1,084,622
     1.375%, 10/26/20                                            500     489,279
Kommunekredit
     1.625%, 06/12/20                                          2,781   2,742,678
Kommuninvest I Sverige AB
     1.750%, 03/19/20                                            500     494,976
     2.500%, 06/01/20                                          1,000     998,140

DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

                                                               FACE
                                                              AMOUNT
                                                              (000)    VALUE+
                                                              ------ ----------
    1.625%, 09/01/20                                            500  $  492,060
W   1.625%, 09/01/20                                            500     492,060
    2.750%, 10/22/20                                            500     500,831
Kreditanstalt fuer Wiederaufbau
    1.750%, 03/31/20                                          1,000     990,490
    1.500%, 04/20/20                                            800     789,566
    1.625%, 05/29/20                                            352     347,485
    1.875%, 06/30/20                                            250     247,530
    2.750%, 07/15/20                                          1,150   1,152,436
Merck & Co., Inc.
    1.850%, 02/10/20                                          1,989   1,973,634
Municipality Finance P.L.C.
    1.500%, 03/23/20                                            968     955,431
National Australia Bank, Ltd.
    2.250%, 07/01/19                                          1,250   1,247,651
    2.250%, 01/10/20                                            500     497,520
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20                                            500     494,498
Nestle Holdings, Inc.
    2.125%, 01/14/20                                          1,219   1,211,715
Nordea Bank Abp
W   1.625%, 09/30/19                                            500     496,321
Nordic Investment Bank
    2.500%, 04/28/20                                          2,550   2,546,922
    1.500%, 09/29/20                                            397     389,904
Novartis Capital Corp.
    1.800%, 02/14/20                                          2,335   2,314,422
    4.400%, 04/24/20                                            464     473,258
NRW Bank
    1.750%, 08/17/20                                            189     186,281
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20                                            250     247,876
    1.375%, 02/10/20                                            200     197,364
    1.500%, 10/21/20                                            500     490,616
Oracle Corp.
    2.250%, 10/08/19                                          1,250   1,247,378
    3.875%, 07/15/20                                            285     289,747
Province of Alberta Canada
    1.900%, 12/06/19                                          2,700   2,681,463
Province of Ontario Canada
    4.400%, 04/14/20                                          2,350   2,396,740
    1.875%, 05/21/20                                          1,000     989,412
Province of Quebec Canada
    3.500%, 07/29/20                                            971     982,560
    Royal Bank of Canada
    2.150%, 10/26/20                                          2,510   2,479,652
    2.350%, 10/30/20                                            981     971,740
Shell International Finance BV
    4.300%, 09/22/19                                            500     505,022
    4.375%, 03/25/20                                          1,446   1,473,735
    2.125%, 05/11/20                                          1,360   1,350,921
    (r) 3.068%, 05/11/20                                        200     201,049
State of North Rhine-Westphalia Germany
    1.625%, 01/22/20                                          1,500   1,484,428

                                                             FACE
                                                            AMOUNT
                                                            (000)     VALUE+
                                                            ------ ------------
Svensk Exportkredit AB
    1.750%, 05/18/20                                        2,100  $  2,075,955
    1.875%, 06/23/20                                          500       494,773
    2.750%, 10/07/20                                          700       701,105
Toronto-Dominion Bank (The)
    3.000%, 06/11/20                                        2,839     2,845,430
    1.850%, 09/11/20                                          500       492,229
Total Capital SA
    4.450%, 06/24/20                                        2,499     2,558,273
Toyota Motor Credit Corp.
    2.200%, 01/10/20                                        1,854     1,844,482
    2.150%, 03/12/20                                        1,263     1,254,739
Toyota Motor Credit Corp., Floating Rate Note, 3M USD
  LIBOR + 0.540%, FRN (r) 3.344%, 01/08/21                    191       191,911
Walmart, Inc.
    2.850%, 06/23/20                                        1,190     1,195,688
                                                                   ------------
TOTAL BONDS                                                         102,420,361
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (12.0%)
U.S. Treasury Notes
    1.250%, 01/31/20                                          250       246,768
    1.375%, 02/15/20                                        2,600     2,568,516
    1.250%, 02/29/20                                        2,050     2,021,492
    1.375%, 02/29/20                                        2,000     1,974,844
    1.625%, 03/15/20                                        2,250     2,227,148
    1.125%, 03/31/20                                          250       245,947
    1.375%, 03/31/20                                        1,200     1,183,922
    1.500%, 04/15/20                                        3,000     2,964,141
    1.125%, 04/30/20                                        2,250     2,211,943
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS                                      15,644,721
                                                                   ------------
CERTIFICATES OF DEPOSIT -- (1.2%)
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.260%, FRN
    2.841%, 11/04/19                                        1,000     1,001,415
Bank of Nova Scotia (The), Floating Rate Note, 3M USD
  LIBOR + 0.280%, FRN
    3.070%, 09/21/20                                          500       499,838
                                                                   ------------
TOTAL CERTIFICATES OF DEPOSIT                                         1,501,253
                                                                   ------------
TOTAL INVESTMENT SECURITIES                                         125,154,247
                                                                   ------------

DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                      FACE
                                                     AMOUNT
                                                     (000)    VALUE+
                                                     ------ ----------
COMMERCIAL PAPER -- (3.7%)
   Alberta, Province of Canada 2.714%, 04/01/19        750  $  746,850
   Nestle Finance International, Ltd. 2.620%,
     04/10/19                                        1,000     995,103
   NRW Bank 2.630%, 04/15/19                         1,000     994,917
   Sanofi 2.642%, 03/29/19                           1,000     995,970
Total Capital Canada, Ltd.
   2.674%, 04/03/19                                    750     746,692
   0.010%, 04/10/19                                    250     248,770
                                                            ----------
TOTAL COMMERCIAL PAPER                                       4,728,302
                                                            ----------

                                                     SHARES    VALUE+
                                                     ------ ------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%                              30,768 $     30,768
                                                            ------------
SECURITIES LENDING COLLATERAL -- (0.0%)
@(S) DFA Short Term Investment Fund                      17          202
                                                            ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $129,763,925)^^         $129,913,519
                                                            ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------
                               LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                               ------- ------------ ------- ------------
Agency Obligations                  -- $  5,587,912   --    $  5,587,912
Bonds                               --  102,420,361   --     102,420,361
U.S. Treasury Obligations           --   15,644,721   --      15,644,721
Certificates of Deposit             --    1,501,253   --       1,501,253
Commercial Paper                    --    4,728,302   --       4,728,302
Temporary Cash Investments     $30,768           --   --          30,768
Securities Lending Collateral       --          202   --             202
                               ------- ------------   --    ------------
TOTAL                          $30,768 $129,882,751   --    $129,913,519
                               ======= ============   ==    ============

                       DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                           FACE
                                                          AMOUNT
                                                          (000)     VALUE+
                                                          ------ ------------
AGENCY OBLIGATIONS -- (34.0%)
Federal Home Loan Bank
   2.125%, 02/11/20                                        5,350 $  5,324,566
   1.875%, 03/13/20                                       10,000    9,919,980
   4.125%, 03/13/20                                       14,250   14,500,002
   2.375%, 03/30/20                                       13,100   13,091,538
                                                                 ------------
TOTAL AGENCY OBLIGATIONS                                           42,836,086
                                                                 ------------
U.S. TREASURY OBLIGATIONS -- (66.0%)
U.S. Treasury Bill
   0.000%, 07/05/19                                        3,500    3,464,329
U.S. Treasury Notes
   1.500%, 11/30/19                                          500      495,664
   1.625%, 12/31/19                                          500      495,742
   1.875%, 12/31/19                                        1,500    1,490,684
   1.375%, 01/15/20                                        4,100    4,054,195
   1.250%, 01/31/20                                        4,100    4,046,988
   1.375%, 02/15/20                                       11,200   11,064,375
   1.250%, 02/29/20                                       15,150   14,939,320
   1.625%, 03/15/20                                        2,250    2,227,148
   1.375%, 03/31/20                                        5,450    5,376,978
   2.250%, 03/31/20                                          200      199,305
   1.500%, 04/15/20                                       28,300   27,961,727
   1.500%, 05/15/20                                        7,400    7,305,477
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                    83,121,932
                                                                 ------------
TOTAL INVESTMENT SECURITIES                                       125,958,018
                                                                 ------------

                                                          SHARES
                                                          ------
TEMPORARY CASH INVESTMENTS -- (0.0%)
   State Street Institutional U.S. Government Money
     Market Fund 2.320%                                   37,952       37,952
                                                                 ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $126,080,886)^^              $125,995,970
                                                                 ============

Summary of the Portfolio's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                     LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                     ------- ------------ ------- ------------
Agency Obligations                        -- $ 42,836,086   --    $ 42,836,086
U.S. Treasury Obligations                 --   83,121,932   --      83,121,932
Temporary Cash Investments           $37,952           --   --          37,952
                                     ------- ------------   --    ------------
TOTAL                                $37,952 $125,958,018   --    $125,995,970
                                     ======= ============   ==    ============

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                                        SHARES        VALUE+
                                                                      ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.                                167,465,774 $3,469,890,837
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                117,609,352  1,486,582,212
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc.                                 51,697,369  1,157,504,088
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.                                 25,082,679    522,221,372
Investment in DFA Real Estate Securities Portfolio of
  DFA Investment Dimensions Group Inc.                                  5,047,108    183,613,803
                                                                                  --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
  (Cost $4,838,994,925)                                                           $6,819,812,312
                                                                                  --------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
State Street Institutional U.S. Government Money Market Fund, 2.320%
  (Cost $1,724,299)                                                     1,724,299      1,724,299
                                                                                  --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,840,719,224)^^                                                         $6,821,536,611
                                                                                  ==============

Summary of the Global Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                    LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                 -------------- ------- ------- --------------
Affiliated Investment Companies  $6,819,812,312   --      --    $6,819,812,312
Temporary Cash Investments            1,724,299   --      --         1,724,299
                                 --------------   --      --    --------------
TOTAL                            $6,821,536,611   --      --    $6,821,536,611
                                 ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                      SHARES       VALUE+
                                                    ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                  61,795,217 $1,280,396,897
Investment in DFA Selectively Hedged Global Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.                                        65,324,867    616,013,498
Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.           43,916,428    555,103,643
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                  19,233,686    430,642,238
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc. 38,509,880 409,745,126 Investment in DFA Intermediate-Term Extended
  Quality Portfolio of DFA Investment Dimensions
  Group Inc.                                        19,675,956    204,629,940
Investment in DFA Five-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc. 19,119,021 203,044,005 Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc. 9,121,396 189,907,461 Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc. 8,878,170 102,365,302 Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.                                        10,197,472    101,668,799
Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.            1,813,323     65,968,672
                                                               --------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $3,432,698,420)^^                            $4,159,485,581
                                                               ==============

Summary of the Global Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
 Affiliated Investment Companies  $4,159,485,581   --      --    $4,159,485,581
                                  --------------   --      --    --------------
 TOTAL                            $4,159,485,581   --      --    $4,159,485,581
                                  ==============   ==      ==    ==============

                       GLOBAL ALLOCATION 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                      SHARES      VALUE+
                                                    ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc. 25,122,346 $267,301,760 Investment in DFA Two-Year Global Fixed Income
  Portfolio of DFA Investment Dimensions Group Inc. 27,031,168 267,067,938 Investment in U.S. Core Equity 2 Portfolio of DFA
  Investment Dimensions Group Inc.                   5,646,770  117,001,080
Investment in DFA Inflation-Protected Securities
  Portfolio of DFA Investment Dimensions Group Inc. 8,569,285 98,803,854 Investment in International Core Equity Portfolio
  of DFA Investment Dimensions Group Inc.            4,063,977   51,368,667
Investment in U.S. Core Equity 1 Portfolio of DFA
  Investment Dimensions Group Inc.                   1,772,920   39,695,668
Investment in DFA World ex U.S. Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.                                         3,616,321   36,054,725
Investment in Emerging Markets Core Equity
  Portfolio of DFA Investment Dimensions Group Inc. 797,559 16,605,186 Investment in DFA Real Estate Securities Portfolio
  of DFA Investment Dimensions Group Inc.              158,529    5,767,284
                                                               ------------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
  COMPANIES (Cost $814,329,655)                                $899,666,162
                                                               ------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money
  Market Fund, 2.320% (Cost $784,063)                  784,063      784,063
                                                               ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $815,113,718)^^            $900,450,225
                                                               ============

Summary of the Global Fund's investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies  $899,666,162   --      --    $899,666,162
   Temporary Cash Investments            784,063   --      --         784,063
                                    ------------   --      --    ------------
   TOTAL                            $900,450,225   --      --    $900,450,225
                                    ============   ==      ==    ============

ORGANIZATION

Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2019, the Fund consisted of twelve portfolios (the "Portfolios"), of which three are "Stand-alone Funds",six are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

..   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

..   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund's investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Portfolios:

1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was:

                                                           FEDERAL
                                                           TAX COST
                                                          ----------
          U.S. Large Company Portfolio                    $4,261,447
          U.S. Large Cap Value Portfolio II                  107,798
          U.S. Large Cap Value Portfolio III               2,602,447
          DFA International Value Portfolio                9,169,851
          DFA International Value Portfolio III            2,382,084
          Tax-Managed U.S. Marketwide Value Portfolio II     978,552
          Emerging Markets Portfolio II                       (2,629)
          DFA Two-Year Fixed Income Portfolio                129,764
          DFA Two-Year Government Portfolio                  126,081
          Global Equity Portfolio                          4,984,604
          Global Allocation 60/40 Portfolio                3,464,097
          Global Allocation 25/75 Portfolio                  823,148

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Portfolios' financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Portfolios' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Portfolios' net assets or results of operations.

OTHER

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Count has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                         SHARES       VALUE+
                                                       ---------- --------------
COMMON STOCKS -- (96.5%)

COMMUNICATION SERVICES -- (8.8%)
#    Altice USA, Inc., Class A                            584,995 $   11,489,302
     AT&T, Inc.                                        35,278,873  1,060,482,922
#    CenturyLink, Inc.                                  7,360,806    112,767,548
# *  Charter Communications, Inc., Class A                940,732    311,429,329
     Comcast Corp., Class A                            21,790,429    796,875,988
# *  Discovery, Inc., Class A                           1,025,284     29,097,560
*    Discovery, Inc., Class C                           1,409,016     37,550,276
# *  DISH Network Corp., Class A                          432,884     13,276,552
# *  GCI Liberty, Inc., Class A                            59,566      3,031,909
# *  Liberty Broadband Corp., Class A                      27,366      2,319,816
*    Liberty Broadband Corp., Class C                     172,660     14,679,553
# *  Liberty Media Corp.-Liberty Braves, Class A           11,000        298,540
# *  Liberty Media Corp.-Liberty Braves, Class C           21,206        571,714
# *  Liberty Media Corp.-Liberty Formula One, Class A      39,281      1,201,999
# *  Liberty Media Corp.-Liberty Formula One, Class C      78,562      2,464,490
*    Liberty Media Corp.-Liberty SiriusXM, Class A        157,126      6,250,472
*    Liberty Media Corp.-Liberty SiriusXM, Class C        314,252     12,557,510
# *  Madison Square Garden Co. (The), Class A              12,058      3,350,918
     News Corp., Class A                                  527,829      6,772,046
     News Corp., Class B                                   64,856        838,588
# *  Sprint Corp.                                       2,014,058     12,567,722
*    T-Mobile US, Inc.                                  1,093,232     76,110,812
#    Viacom, Inc., Class A                                  4,879        167,301
     Viacom, Inc., Class B                              1,826,835     53,745,486
                                                                  --------------
TOTAL COMMUNICATION SERVICES                                       2,569,898,353
                                                                  --------------
CONSUMER DISCRETIONARY -- (7.2%)
     Advance Auto Parts, Inc.                             259,412     41,298,390
#    Aramark                                              847,729     27,932,671
#    Autoliv, Inc.                                        418,017     33,378,657
     BorgWarner, Inc.                                   1,084,164     44,342,308
# *  CarMax, Inc.                                         262,735     15,443,563
     Carnival Corp.                                     1,353,266     77,921,056
*    Dollar Tree, Inc.                                    797,992     77,269,565
     DR Horton, Inc.                                    3,053,585    117,410,343
     Foot Locker, Inc.                                    469,575     26,244,547
     Ford Motor Co.                                    16,051,999    141,257,591
#    Gap, Inc. (The)                                      783,458     19,931,172
     Garmin, Ltd.                                         537,036     37,152,151
     General Motors Co.                                 6,055,833    236,298,604
     Gentex Corp.                                       1,387,044     29,377,592
     Goodyear Tire & Rubber Co. (The)                   1,549,233     32,828,247
#    Harley-Davidson, Inc.                                387,622     14,287,747
#    Hyatt Hotels Corp., Class A                          139,548      9,755,801
#    Kohl's Corp.                                       1,636,864    112,436,188
     Lear Corp.                                           347,852     53,544,858
     Lennar Corp., Class A                                925,480     43,886,262
     Lennar Corp., Class B                                 37,985      1,447,988
# *  LKQ Corp.                                          1,446,439     37,925,631
     Macy's, Inc.                                       2,356,380     61,972,794
     MGM Resorts International                          2,471,336     72,756,132
# *  Mohawk Industries, Inc.                              582,542     75,025,584
#    Newell Brands, Inc.                                  686,895     14,569,043
*    Norwegian Cruise Line Holdings, Ltd.               1,519,001     78,122,221

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                   SHARES       VALUE+
                                                 ---------- --------------
     CONSUMER DISCRETIONARY -- (Continued)
          PulteGroup, Inc.                        2,391,049 $   66,495,073
          PVH Corp.                                 453,566     49,488,586
     *    Qurate Retail, Inc.                     2,762,021     60,073,957
          Ralph Lauren Corp.                        326,288     37,895,088
          Royal Caribbean Cruises, Ltd.           1,239,713    148,827,546
          Tapestry, Inc.                            359,565     13,918,761
          Target Corp.                            1,473,116    107,537,468
          Toll Brothers, Inc.                       212,428      7,847,090
     # *  Veoneer, Inc.                             384,711     11,468,235
     #    Whirlpool Corp.                           504,658     67,124,561
                                                            --------------
     TOTAL CONSUMER DISCRETIONARY                            2,104,493,071
                                                            --------------
     CONSUMER STAPLES -- (5.2%)
          Archer-Daniels-Midland Co.              1,273,313     57,171,754
          Bunge, Ltd.                               586,005     32,271,295
          Conagra Brands, Inc.                      318,122      6,884,160
          Constellation Brands, Inc., Class A       210,960     36,635,314
     #    Coty, Inc., Class A                       419,572      3,255,879
          Ingredion, Inc.                           228,786     22,649,814
     #    JM Smucker Co. (The)                      897,022     94,079,667
          Kraft Heinz Co. (The)                     974,551     46,836,921
          Kroger Co. (The)                        1,931,629     54,723,049
          Molson Coors Brewing Co., Class B       1,072,046     71,408,984
          Mondelez International, Inc., Class A   3,530,822    163,335,826
     # *  Post Holdings, Inc.                       394,384     36,606,723
          Seaboard Corp.                                 13         50,234
          Tyson Foods, Inc., Class A              1,750,467    108,388,917
     *    US Foods Holding Corp.                  1,028,933     34,695,621
          Walgreens Boots Alliance, Inc.          3,401,321    245,779,455
          Walmart, Inc.                           5,346,820    512,385,761
                                                            --------------
     TOTAL CONSUMER STAPLES                                  1,527,159,374
                                                            --------------
     ENERGY -- (14.2%)
          Anadarko Petroleum Corp.                1,045,026     49,461,080
     #    Apache Corp.                            2,420,600     79,444,092
     *    Apergy Corp.                              130,859      4,399,479
          Baker Hughes a GE Co.                     820,593     19,341,377
          Chevron Corp.                           7,694,641    882,190,591
          Cimarex Energy Co.                        151,833     11,439,098
     *    Concho Resources, Inc.                    800,182     95,893,811
          ConocoPhillips                          5,133,675    347,498,461
          Devon Energy Corp.                      1,783,080     47,519,082
     #    Diamondback Energy, Inc.                  515,183     53,125,671
          Exxon Mobil Corp.                      14,447,635  1,058,722,693
     #    Helmerich & Payne, Inc.                   360,314     20,173,981
     #    Hess Corp.                                918,391     49,593,114
          HollyFrontier Corp.                     1,384,206     77,986,166
          Kinder Morgan, Inc.                     7,052,891    127,657,327
          Marathon Oil Corp.                      6,031,073     95,230,643
          Marathon Petroleum Corp.                3,692,836    244,687,313
     #    Murphy Oil Corp.                          727,091     19,885,939
          National Oilwell Varco, Inc.            1,225,519     36,128,300
     #    Noble Energy, Inc.                      2,942,820     65,742,599
          Occidental Petroleum Corp.              3,078,595    205,588,574
     *    Parsley Energy, Inc., Class A             301,021      5,592,970
     #    PBF Energy, Inc., Class A                 548,964     20,103,062
          Phillips 66                             1,017,393     97,069,466
          Pioneer Natural Resources Co.             347,819     49,501,600

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                       SHARES       VALUE+
                                                     ---------- --------------
 ENERGY -- (Continued)
      Schlumberger, Ltd.                              1,545,495 $   68,326,334
 #    Targa Resources Corp.                           1,075,733     46,267,276
      TechnipFMC P.L.C.                               1,440,051     33,063,571
 # *  Transocean, Ltd.                                  586,439      5,025,782
      Valero Energy Corp.                             2,510,791    220,497,666
      Williams Cos., Inc. (The)                       1,196,347     32,217,625
 *    WPX Energy, Inc.                                  336,015      4,119,544
                                                                --------------
 TOTAL ENERGY                                                    4,173,494,287
                                                                --------------
 FINANCIALS -- (21.1%)
      Aflac, Inc.                                     2,660,090    126,886,293
      Alleghany Corp.                                    33,873     21,392,832
      Allstate Corp. (The)                            1,005,728     88,373,319
      Ally Financial, Inc.                            2,960,989     77,163,373
      American Financial Group, Inc.                    352,608     33,635,277
      American International Group, Inc.              1,399,338     60,493,382
 *    Arch Capital Group, Ltd.                          538,218     15,796,698
      Assurant, Inc.                                    226,026     21,786,646
 *    Athene Holding, Ltd., Class A                     101,652      4,360,871
      Axis Capital Holdings, Ltd.                       110,882      5,937,731
      Bank of America Corp.                          19,427,039    553,087,800
      Bank of New York Mellon Corp. (The)             3,775,210    197,518,987
      BB&T Corp.                                      2,089,291    101,957,401
 *    Berkshire Hathaway, Inc., Class B               2,945,136    605,343,253
      BOK Financial Corp.                                 6,114        508,135
 *    Brighthouse Financial, Inc.                       131,440      4,907,970
      Capital One Financial Corp.                     2,121,634    170,982,484
      Chubb, Ltd.                                       590,560     78,574,008
      CIT Group, Inc.                                   473,057     21,850,503
      Citigroup, Inc.                                 7,596,851    489,693,016
      Citizens Financial Group, Inc.                    912,076     30,937,618
      CNA Financial Corp.                               286,030     13,117,336
      Comerica, Inc.                                     48,052      3,783,615
      Everest Re Group, Ltd.                            128,591     28,167,859
      Fifth Third Bancorp                             4,849,887    130,073,969
      First American Financial Corp.                    115,297      5,774,074
      Goldman Sachs Group, Inc. (The)                 1,573,221    311,513,490
      Hartford Financial Services Group, Inc. (The)   2,304,192    108,112,689
 #    Huntington Bancshares, Inc.                     6,619,534     87,642,630
      Invesco, Ltd.                                     920,299     16,767,848
 #    Janus Henderson Group P.L.C.                       19,392        423,327
 #    Jefferies Financial Group, Inc.                   303,442      6,314,628
      JPMorgan Chase & Co.                            5,707,784    590,755,644
      KeyCorp.                                        4,117,148     67,809,428
 #    Lincoln National Corp.                            842,198     49,260,161
      Loews Corp.                                     1,192,580     57,124,582
      M&T Bank Corp.                                    137,746     22,664,727
      MetLife, Inc.                                   1,722,503     78,666,712
      Morgan Stanley                                  5,549,021    234,723,588
 #    New York Community Bancorp, Inc.                  922,610     10,720,728
      Old Republic International Corp.                  816,263     16,447,699
 #    PacWest Bancorp                                   282,094     10,886,007
 #    People's United Financial, Inc.                   396,896      6,501,157
      PNC Financial Services Group, Inc. (The)        1,313,525    161,130,112
      Principal Financial Group, Inc.                 1,699,716     85,104,780
 #    Prosperity Bancshares, Inc.                        53,792      3,826,763
      Prudential Financial, Inc.                        751,138     69,209,855
      Regions Financial Corp.                         6,240,662     94,670,843
      Reinsurance Group of America, Inc.                239,920     34,656,444

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                          SHARES       VALUE+
                                                        ---------- --------------
FINANCIALS -- (Continued)
     RenaissanceRe Holdings, Ltd.                          118,695 $   16,383,471
#    Santander Consumer USA Holdings, Inc.                 739,706     14,098,796
     State Street Corp.                                    411,536     29,177,902
     SunTrust Banks, Inc.                                1,285,995     76,413,823
     Synchrony Financial                                   949,129     28,511,835
     Travelers Cos., Inc. (The)                          1,165,331    146,295,654
     Unum Group                                            831,133     28,890,183
     Voya Financial, Inc.                                  184,436      8,563,364
     Wells Fargo & Co.                                  15,050,833    736,136,242
#    WR Berkley Corp.                                      356,224     27,390,063
#    Zions Bancorp NA                                      922,609     43,906,962
                                                                   --------------
TOTAL FINANCIALS                                                    6,172,806,587
                                                                   --------------
HEALTH CARE -- (15.5%)
     Abbott Laboratories                                 4,212,247    307,409,786
*    Alexion Pharmaceuticals, Inc.                          12,412      1,526,180
     Allergan P.L.C.                                       496,938     71,549,133
     Anthem, Inc.                                        1,376,563    417,098,589
     Becton Dickinson and Co.                               47,308     11,801,454
*    Bio-Rad Laboratories, Inc., Class A                    21,944      5,483,147
     Cardinal Health, Inc.                               1,184,238     59,176,373
*    Centene Corp.                                       1,092,172    142,604,898
*    Cigna Corp.                                         1,481,535    296,025,508
     CVS Health Corp.                                    6,226,948    408,176,441
     Danaher Corp.                                       1,886,239    209,221,630
*    DaVita, Inc.                                        1,134,770     63,694,640
     DENTSPLY SIRONA, Inc.                                 220,294      9,241,333
     Humana, Inc.                                          529,635    163,651,919
*    IQVIA Holdings, Inc.                                  543,735     70,147,252
*    Jazz Pharmaceuticals P.L.C.                           142,775     17,973,945
*    Laboratory Corp. of America Holdings                  757,506    105,558,461
     McKesson Corp.                                        643,627     82,545,163
     Medtronic P.L.C.                                    4,359,974    385,378,102
*    Mylan NV                                            3,245,750     97,210,213
#    PerkinElmer, Inc.                                     110,802     10,027,581
#    Perrigo Co. P.L.C.                                    386,545     17,955,015
     Pfizer, Inc.                                       25,544,930  1,084,382,278
#    Quest Diagnostics, Inc.                               955,008     83,419,949
     STERIS P.L.C.                                         209,661     23,913,934
# *  Syneos Health, Inc.                                    13,705        699,503
     Thermo Fisher Scientific, Inc.                      1,073,774    263,794,059
*    United Therapeutics Corp.                             191,973     22,140,246
     Universal Health Services, Inc., Class B              538,930     71,424,393
*    WellCare Health Plans, Inc.                            37,453     10,355,005
     Zimmer Biomet Holdings, Inc.                          322,650     35,349,534
                                                                   --------------
TOTAL HEALTH CARE                                                   4,548,935,664
                                                                   --------------
INDUSTRIALS -- (9.4%)
#    Acuity Brands, Inc.                                    13,502      1,632,527
# *  AECOM                                                 520,350     15,927,914
     AGCO Corp.                                            438,069     28,124,030
     Alaska Air Group, Inc.                                605,171     38,700,685
#    AMERCO                                                 66,404     24,082,075
     Arconic, Inc.                                       1,964,153     36,965,359
     Arcosa, Inc.                                           81,906      2,410,494
     Carlisle Cos., Inc.                                   360,870     38,876,525
     Cummins, Inc.                                         398,477     58,619,951
     Curtiss-Wright Corp.                                   13,618      1,545,915

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
INDUSTRIALS -- (Continued)
     Delta Air Lines, Inc.                             2,950,569 $  145,846,626
     Dover Corp.                                         725,363     63,708,632
     Eaton Corp. P.L.C.                                1,816,899    138,538,549
     FedEx Corp.                                       1,023,792    181,794,745
#    Flowserve Corp.                                      72,916      3,211,221
     Fluor Corp.                                         790,150     28,895,786
     Fortune Brands Home & Security, Inc.                230,762     10,453,519
*    Gardner Denver Holdings, Inc.                        25,032        617,539
     General Electric Co.                              9,060,025     92,049,854
# *  Genesee & Wyoming, Inc., Class A                     58,287      4,576,695
     Hubbell, Inc.                                        27,996      3,060,803
     Ingersoll-Rand P.L.C.                               830,409     83,074,116
     Jacobs Engineering Group, Inc.                      401,182     25,996,594
*    JetBlue Airways Corp.                             2,305,410     41,474,326
     Johnson Controls International P.L.C.             2,804,749     94,716,374
     Kansas City Southern                                677,498     71,645,413
     L3 Technologies, Inc.                               393,538     77,479,761
     ManpowerGroup, Inc.                                 395,462     31,253,362
     Nielsen Holdings P.L.C.                           1,136,269     29,179,388
     Norfolk Southern Corp.                            1,385,379    232,383,473
     nVent Electric P.L.C.                             1,031,245     25,801,750
     Oshkosh Corp.                                       362,340     27,193,617
     Owens Corning                                       810,816     42,478,650
     PACCAR, Inc.                                        727,204     47,646,406
     Pentair P.L.C.                                    1,025,620     42,245,288
     Quanta Services, Inc.                               653,713     23,102,217
     Republic Services, Inc.                           1,904,674    146,107,543
*    Sensata Technologies Holding P.L.C.                 426,212     20,245,070
#    Snap-on, Inc.                                       315,643     52,393,582
     Southwest Airlines Co.                            1,385,529     78,642,626
     Stanley Black & Decker, Inc.                      1,036,769    131,089,072
*    Teledyne Technologies, Inc.                          16,413      3,680,123
     Textron, Inc.                                     1,940,539    103,294,891
*    United Continental Holdings, Inc.                 1,696,416    148,046,224
     United Technologies Corp.                         1,630,855    192,555,050
#    USG Corp.                                           231,469      9,987,887
#    Wabtec Corp.                                        256,124     17,713,536
# *  XPO Logistics, Inc.                                 847,283     51,497,861
                                                                 --------------
TOTAL INDUSTRIALS                                                 2,770,563,644
                                                                 --------------
INFORMATION TECHNOLOGY -- (10.0%)
*    Akamai Technologies, Inc.                            37,876      2,465,728
     Amdocs, Ltd.                                        700,307     39,133,155
     Analog Devices, Inc.                                609,183     60,223,831
# *  ARRIS International P.L.C.                          839,758     26,360,004
*    Arrow Electronics, Inc.                             652,120     49,528,514
     Avnet, Inc.                                         494,284     20,364,501
     Broadcom, Inc.                                      457,974    122,851,525
     Cisco Systems, Inc.                               4,131,076    195,358,584
     Corning, Inc.                                     3,685,701    122,586,415
     Cypress Semiconductor Corp.                          93,842      1,301,589
*    Dell Technologies, Class C                          455,707     22,142,803
     Dolby Laboratories, Inc., Class A                    16,857      1,089,468
     DXC Technology Co.                                1,347,255     86,385,991
     Fidelity National Information Services, Inc.      1,231,562    128,735,176
*    Flex, Ltd.                                        1,392,460     13,395,465
     FLIR Systems, Inc.                                   64,968      3,175,636
     Hewlett Packard Enterprise Co.                    7,315,579    114,049,877
     HP, Inc.                                          9,619,949    211,927,476

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
INFORMATION TECHNOLOGY -- (Continued)
     Intel Corp.                                      22,465,295 $1,058,564,700
     Jabil, Inc.                                         362,028      9,648,046
     Juniper Networks, Inc.                            2,532,346     65,689,055
     Lam Research Corp.                                   71,254     12,083,253
     Leidos Holdings, Inc.                               733,849     42,563,242
     LogMeIn, Inc.                                        13,505      1,256,235
#    Marvell Technology Group, Ltd.                      885,460     16,407,574
#    Microchip Technology, Inc.                           65,998      5,304,259
*    Micron Technology, Inc.                           5,266,057    201,268,699
     MKS Instruments, Inc.                                   500         40,815
*    Nuance Communications, Inc.                           5,268         83,603
*    ON Semiconductor Corp.                            1,561,893     31,300,336
*    Qorvo, Inc.                                         490,844     32,081,564
     QUALCOMM, Inc.                                       68,885      3,411,185
     Skyworks Solutions, Inc.                            258,206     18,859,366
     SS&C Technologies Holdings, Inc.                    122,197      6,291,924
     SYNNEX Corp.                                         39,666      3,838,082
     TE Connectivity, Ltd.                               986,255     79,837,342
     Western Digital Corp.                             1,222,328     54,992,537
*    Worldpay, Inc., Class A                             338,367     28,246,877
     Xerox Corp.                                       1,739,519     49,071,831
                                                                 --------------
TOTAL INFORMATION TECHNOLOGY                                      2,941,916,263
                                                                 --------------
MATERIALS -- (4.5%)
     Air Products & Chemicals, Inc.                      389,905     64,096,483
#    Albemarle Corp.                                     510,566     41,217,993
*    Alcoa Corp.                                         830,728     24,656,007
     Ashland Global Holdings, Inc.                       317,279     24,081,476
#    Ball Corp.                                          481,524     25,174,075
     CF Industries Holdings, Inc.                      1,284,847     56,083,572
     DowDuPont, Inc.                                   3,130,391    168,446,340
     Eastman Chemical Co.                              1,053,642     84,944,618
     Freeport-McMoRan, Inc.                            5,567,315     64,803,547
     Huntsman Corp.                                      582,473     12,796,932
#    International Flavors & Fragrances, Inc.             21,349      3,026,861
     International Paper Co.                           1,795,791     85,174,367
     Linde P.L.C.                                        186,044     30,327,032
     LyondellBasell Industries NV, Class A               348,136     30,277,388
#    Martin Marietta Materials, Inc.                     262,481     46,375,143
     Mosaic Co. (The)                                  1,232,432     39,782,905
     Newmont Mining Corp.                              2,941,540    100,335,929
     Nucor Corp.                                       2,516,217    154,093,129
     Packaging Corp. of America                           60,987      5,752,294
     Reliance Steel & Aluminum Co.                       456,094     37,344,977
#    Royal Gold, Inc.                                    121,993     10,658,528
     Sonoco Products Co.                                 117,611      6,772,041
     Steel Dynamics, Inc.                              1,698,064     62,132,162
#    Valvoline, Inc.                                   1,033,732     22,855,814
#    Vulcan Materials Co.                                517,209     52,574,295
#    Westlake Chemical Corp.                             371,564     27,458,580
     WestRock Co.                                      1,056,585     43,013,575
                                                                 --------------
TOTAL MATERIALS                                                   1,324,256,063
                                                                 --------------
REAL ESTATE -- (0.3%)
*    CBRE Group, Inc., Class A                           677,911     31,014,428
# *  Howard Hughes Corp. (The)                            10,913      1,211,780
     Jones Lang LaSalle, Inc.                            309,764     44,423,255
                                                                 --------------
TOTAL REAL ESTATE                                                    76,649,463
                                                                 --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- ---------------
UTILITIES -- (0.3%)
      MDU Resources Group, Inc.                         248,941 $     6,400,273
      NRG Energy, Inc.                                1,445,428      59,132,460
*     Vistra Energy Corp.                             1,043,212      26,195,053
                                                                ---------------
TOTAL UTILITIES                                                      91,727,786
                                                                ---------------
TOTAL COMMON STOCKS                                              28,301,900,555
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government
      Money Market Fund 2.320%                      297,198,892     297,198,892
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (2.5%)
@(S)  DFA Short Term Investment Fund                 62,354,329     721,501,939
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $22,879,381,534)^^                                  $29,320,601,386
                                                                ===============

P.L.C. Public Limited Company

+      See Security Valuation Note within the Notes to Schedules of
       Investments.
#      Total or Partial Securities on Loan.
*      Non-Income Producing Securities.
@      Security purchased with cash proceeds from Securities on Loan.
(S)    Affiliated Fund.
^^     See Federal Tax Cost Note within the Notes to Schedules of
       Investments.

As of January 31, 2019, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:


                                                                                     UNREALIZED
                                    NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                         --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500(R) Emini Index                1,445    03/15/19  $179,033,611 $195,400,125  $16,366,514
                                                         ------------ ------------  -----------
TOTAL FUTURES CONTRACTS                                  $179,033,611 $195,400,125  $16,366,514
                                                         ============ ============  ===========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                 INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ---------------------------------------------
                                  LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                               -------------- ------- ------- --------------
   Common Stocks
      Communication Services   $2,569,898,353   --      --    $2,569,898,353
      Consumer Discretionary    2,104,493,071   --      --     2,104,493,071
      Consumer Staples          1,527,159,374   --      --     1,527,159,374
      Energy                    4,173,494,287   --      --     4,173,494,287
      Financials                6,172,806,587   --      --     6,172,806,587
      Health Care               4,548,935,664   --      --     4,548,935,664
      Industrials               2,770,563,644   --      --     2,770,563,644
      Information Technology    2,941,916,263   --      --     2,941,916,263
      Materials                 1,324,256,063   --      --     1,324,256,063
      Real Estate                  76,649,463   --      --        76,649,463
      Utilities                    91,727,786   --      --        91,727,786
   Temporary Cash Investments     297,198,892   --      --       297,198,892

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Securities Lending Collateral               -- $721,501,939   --    $   721,501,939
Futures Contracts**            $    16,366,514           --   --         16,366,514
                               --------------- ------------   --    ---------------
TOTAL                          $28,615,465,961 $721,501,939   --    $29,336,967,900
                               =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
COMMON STOCKS -- (96.5%)

AUSTRALIA -- (5.7%)
#   AMP, Ltd.                                           5,610,633          $  9,250,737
    Aurizon Holdings, Ltd.                              1,818,522             5,827,310
#   Australia & New Zealand Banking Group, Ltd.        10,445,267           190,144,169
    Bank of Queensland, Ltd.                            1,684,752            12,481,916
    Bendigo & Adelaide Bank, Ltd.                       2,091,342            16,433,752
    BlueScope Steel, Ltd.                               3,397,511            31,040,911
    Boral, Ltd.                                         3,286,517            11,889,633
    Crown Resorts, Ltd.                                    89,944               783,772
    Downer EDI, Ltd.                                    2,851,392            14,831,021
    Fortescue Metals Group, Ltd.                       11,576,950            47,823,359
#   Harvey Norman Holdings, Ltd.                        1,878,883             4,614,095
    Incitec Pivot, Ltd.                                 7,668,070            18,507,533
    LendLease Group                                     1,329,871            11,844,207
    National Australia Bank, Ltd.                       1,886,002            32,749,759
    Newcrest Mining, Ltd.                               1,390,917            24,745,498
    Oil Search, Ltd.                                      377,979             2,152,090
*   Origin Energy, Ltd.                                 4,438,936            23,191,712
    QBE Insurance Group, Ltd.                           3,591,778            28,107,630
    Qube Holdings, Ltd.                                    11,942                23,398
    Santos, Ltd.                                        5,401,330            25,484,558
    South32, Ltd.                                      16,666,560            42,645,716
    Star Entertainment Grp, Ltd. (The)                  3,962,068            12,820,119
    Suncorp Group, Ltd.                                 2,432,536            23,006,203
    Tabcorp Holdings, Ltd.                              4,043,385            13,702,846
#   Westpac Banking Corp.                                 189,505             3,386,837
    Whitehaven Coal, Ltd.                               4,495,686            16,267,860
    Woodside Petroleum, Ltd.                            2,587,772            64,729,024
    WorleyParsons, Ltd.                                   648,053             6,564,634
                                                                           ------------
TOTAL AUSTRALIA                                                             695,050,299
                                                                           ------------
AUSTRIA -- (0.0%)
    Raiffeisen Bank International AG                      255,881             6,768,758
    Voestalpine AG                                         19,052               608,825
                                                                           ------------
TOTAL AUSTRIA                                                                 7,377,583
                                                                           ------------
BELGIUM -- (1.0%)
    Ageas                                                 593,769            27,608,113
    KBC Group NV                                          565,642            38,401,432
    Solvay SA                                             314,975            34,291,256
    UCB SA                                                212,152            18,383,627
                                                                           ------------
TOTAL BELGIUM                                                               118,684,428
                                                                           ------------
CANADA -- (8.3%)
#   AltaGas, Ltd.                                         455,083             4,658,371
#   ARC Resources, Ltd.                                   908,544             6,568,876
    Bank of Montreal                                    1,475,140           107,965,497
#   Bank of Nova Scotia (The)                             577,835            32,901,925
    Barrick Gold Corp.                                  2,479,444            33,192,602
    Barrick Gold Corp.                                    789,440            10,570,602
#   Bausch Health Cos., Inc.                            1,247,275            30,620,601
    Cameco Corp.                                          468,671             5,678,483
    Cameco Corp.                                          571,821             6,930,471
    Canadian Imperial Bank of Commerce.                     5,977               506,790
    Canadian Natural Resources, Ltd.                      496,828            13,336,218

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       --------- -------------------------------
CANADA -- (Continued)
    Canadian Natural Resources, Ltd.                   2,535,998         $   68,116,906
#   Cenovus Energy, Inc.                               2,110,053             16,437,313
    Crescent Point Energy Corp.                          434,372              1,295,893
#   Crescent Point Energy Corp.                          519,870              1,554,412
    Empire Co., Ltd., Class A                            428,096              9,624,381
    Encana Corp.                                       1,615,618             11,090,890
    Encana Corp.                                         846,145              5,821,478
    Fairfax Financial Holdings, Ltd.                     102,684             48,573,568
    First Quantum Minerals, Ltd.                       1,844,735             21,354,250
#   Genworth MI Canada, Inc.                             153,865              5,235,591
    Goldcorp, Inc.                                     1,920,737             21,488,515
    Goldcorp, Inc.                                       925,799             10,359,691
    Great-West Lifeco, Inc.                              464,111              9,960,752
#   Husky Energy, Inc.                                 1,715,497             20,354,350
*   IA Financial Crop., Inc.                             573,199             21,292,928
    Imperial Oil, Ltd.                                   187,707              5,325,710
#   Imperial Oil, Ltd.                                   431,174             12,284,147
*   Kinross Gold Corp.                                 6,393,655             21,361,654
#   Linamar Corp.                                        182,108              7,060,072
    Lundin Mining Corp.                                3,846,864             17,566,257
    Magna International, Inc.                            706,081             37,358,746
    Manulife Financial Corp.                           2,086,627             33,523,875
    Manulife Financial Corp.                           1,426,447             22,937,268
    Metro, Inc.                                           19,025                691,673
    Nutrien, Ltd.                                        601,359             31,162,413
*   Seven Generations Energy, Ltd., Class A              767,641              5,959,084
    SNC-Lavalin Group, Inc.                                8,672                241,360
    Sun Life Financial, Inc.                             925,794             33,397,493
    Sun Life Financial, Inc.                             439,783             15,871,768
    Suncor Energy, Inc.                                3,145,721            101,461,725
    Suncor Energy, Inc.                                1,113,291             35,981,565
    Teck Resources, Ltd., Class B                      1,355,792             33,019,022
    Teck Resources, Ltd., Class B                      1,867,648             45,495,905
    TMX Group, Ltd.                                      135,224              8,146,681
    Tourmaline Oil Corp.                               1,225,804             16,717,841
*   Turquoise Hill Resources, Ltd.                     1,692,690              2,834,140
*   Turquoise Hill Resources, Ltd.                       127,382                212,728
    Wheaton Precious Metals Corp.                        255,537              5,386,720
    Whitecap Resources, Inc.                             361,739              1,219,608
    WSP Global, Inc.                                      49,633              2,547,471
                                                                         --------------
TOTAL CANADA                                                              1,023,256,280
                                                                         --------------
DENMARK -- (1.6%)
    AP Moller - Maersk A.S., Class A                       7,614              9,505,452
    AP Moller - Maersk A.S., Class B                       7,899             10,564,008
    Carlsberg A.S., Class B                              288,439             33,021,682
    Danske Bank A.S.                                     950,671             17,613,437
    DSV A.S.                                             281,831             22,492,452
    H Lundbeck A.S.                                      217,057              9,530,933
    ISS A.S.                                             553,648             15,690,818
    Rockwool International A.S., Class B                  21,183              5,681,618
#   Tryg A.S.                                            150,042              3,828,070
    Vestas Wind Systems A.S.                             774,838             64,050,608
                                                                         --------------
TOTAL DENMARK                                                               191,979,078
                                                                         --------------
FINLAND -- (0.8%)
    Fortum Oyj                                         1,162,352             26,417,857
    Nokia Oyj                                          2,833,949             17,903,912

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                      --------- -------------------------------
FINLAND -- (Continued)
    Stora Enso Oyj, Class R                           1,056,475         $   14,212,018
    UPM-Kymmene Oyj                                   1,258,242             36,541,533
                                                                        --------------
TOTAL FINLAND                                                               95,075,320
                                                                        --------------
FRANCE -- (9.8%)
    Amundi SA                                            25,134              1,446,136
    Arkema SA                                           140,014             13,265,966
    AXA SA                                            2,859,375             66,309,384
    BNP Paribas SA                                    1,990,380             93,798,574
    Bollore SA                                        1,707,770              7,044,775
    Bouygues SA                                       1,023,747             36,233,695
#   Carrefour SA                                      2,639,240             52,193,228
#   Casino Guichard Perrachon SA                         97,923              4,818,138
    Cie de Saint-Gobain                               1,519,817             52,445,824
    Cie Generale des Etablissements Michelin SCA        567,109             61,600,448
    CNP Assurances                                      593,645             13,486,957
    Credit Agricole SA                                1,053,519             12,032,683
    Electricite de France SA                          1,705,570             28,231,466
    Engie SA                                          2,544,425             40,790,478
    Natixis SA                                        3,268,907             16,756,682
    Orange SA                                         5,978,647             92,731,164
    Peugeot SA                                        3,133,702             78,829,517
    Renault SA                                        1,007,824             71,318,617
    Sanofi                                              355,985             30,941,461
    SCOR SE                                             349,012             14,686,338
    Societe Generale SA                               1,417,282             44,190,135
    Total SA                                          6,786,891            372,064,972
                                                                        --------------
TOTAL FRANCE                                                             1,205,216,638
                                                                        --------------
GERMANY -- (6.4%)
    Allianz SE, Sponsored ADR                           702,373             14,865,725
    BASF SE                                              46,113              3,378,129
    Bayer AG                                            875,751             66,378,205
    Bayerische Motoren Werke AG                       1,225,665            103,262,721
*   Commerzbank AG                                    3,217,449             23,157,183
    Continental AG                                       55,773              8,814,164
    Daimler AG                                        3,530,733            209,156,843
    Deutsche Bank AG                                  1,938,873             17,235,253
    Deutsche Bank AG                                  1,679,248             14,911,722
    Deutsche Lufthansa AG                             1,604,407             40,504,943
    Deutsche Telekom AG                               1,633,202             26,557,260
    Evonik Industries AG                                444,408             12,153,911
    Fraport AG Frankfurt Airport Services Worldwide     189,662             14,989,731
    Hapag-Lloyd AG                                       24,436                616,942
    HeidelbergCement AG                                 659,319             45,655,954
*   Innogy SE                                           331,753             14,204,971
    METRO AG                                            392,239              6,637,819
    Muenchener Rueckversicherungs-Gesellschaft AG in
      Muenchen                                          209,938             46,849,816
    RWE AG                                            2,147,015             53,399,760
*   Talanx AG                                           207,392              7,706,005
    Telefonica Deutschland Holding AG                 3,295,129             11,552,239
    Uniper SE                                           842,588             24,432,285
    Volkswagen AG                                       125,075             21,819,715
    Wacker Chemie AG                                     14,750              1,560,452
                                                                        --------------
TOTAL GERMANY                                                              789,801,748
                                                                        --------------
HONG KONG -- (3.3%)
    Bank of East Asia, Ltd. (The)                        26,800                 90,398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ---------- -------------------------------
HONG KONG -- (Continued)
    BOC Aviation, Ltd.                                     616,300          $  5,240,415
    Cathay Pacific Airways, Ltd.                         5,830,000             8,974,915
    CK Asset Holdings, Ltd.                              2,590,500            21,808,915
    CK Hutchison Holdings, Ltd.                          7,657,984            77,339,506
    Great Eagle Holdings, Ltd.                              23,627               109,482
    Guoco Group, Ltd.                                        9,000               115,590
    Hang Lung Group, Ltd.                                3,168,000             9,309,978
    Hang Lung Properties, Ltd.                           5,009,000            10,967,921
    Henderson Land Development Co., Ltd.                 2,051,350            11,661,342
    Hopewell Holdings, Ltd.                                938,669             4,328,360
    Kerry Properties, Ltd.                               3,067,000            12,738,847
    Li & Fung, Ltd.                                        110,000                18,696
    Melco International Development, Ltd.                  257,000               603,069
    MTR Corp., Ltd.                                      1,958,002            10,950,641
    New World Development Co., Ltd.                     21,926,168            34,580,832
#   NWS Holdings, Ltd.                                   3,343,400             7,646,129
    Shangri-La Asia, Ltd.                                3,398,000             4,437,167
    Sino Land Co., Ltd.                                  8,864,421            15,940,761
    SJM Holdings, Ltd.                                   5,295,000             5,592,213
    Sun Hung Kai Properties, Ltd.                        4,291,920            71,986,429
    Swire Pacific, Ltd., Class A                         2,580,500            30,561,407
    Swire Pacific, Ltd., Class B                         3,385,000             6,049,583
    WH Group, Ltd.                                       8,773,000             7,523,163
    Wharf Holdings, Ltd. (The)                           5,693,990            17,210,089
    Wheelock & Co., Ltd.                                 3,296,000            21,129,412
    Yue Yuen Industrial Holdings, Ltd.                   2,988,500            10,193,224
                                                                            ------------
TOTAL HONG KONG                                                              407,108,484
                                                                            ------------
IRELAND -- (0.3%)
    AIB Group P.L.C.                                       562,771             2,519,350
    Bank of Ireland Group P.L.C.                         2,070,103            12,421,807
    CRH P.L.C.                                             293,793             8,456,708
    CRH P.L.C., Sponsored ADR                              198,709             5,730,768
    Paddy Power Betfair P.L.C.                              84,434             6,896,747
                                                                            ------------
TOTAL IRELAND                                                                 36,025,380
                                                                            ------------
ISRAEL -- (0.5%)
    Bank Hapoalim BM                                     2,736,994            18,551,906
    Bank Leumi Le-Israel BM                              3,469,478            22,938,095
*   First International Bank Of Israel, Ltd.                86,561             2,049,569
    Israel Discount Bank, Ltd., Class A                  3,384,911            11,971,885
#   Mizrahi Tefahot Bank, Ltd.                              96,794             1,800,639
                                                                            ------------
TOTAL ISRAEL                                                                  57,312,094
                                                                            ------------
ITALY -- (1.7%)
    Assicurazioni Generali SpA                           1,390,634            24,346,194
    Eni SpA                                                291,967             4,950,540
*   Fiat Chrysler Automobiles NV                         1,362,616            23,316,923
*   Fiat Chrysler Automobiles NV                         1,290,637            22,211,863
    Intesa Sanpaolo SpA                                 20,203,775            46,228,726
    Mediobanca Banca di Credito Finanziario SpA          1,196,756            10,429,428
*   Telecom Italia SpA                                  63,812,045            35,505,323
*   Telecom Italia SpA, Sponsored ADR                    1,847,002            10,140,041
    UniCredit SpA                                        3,293,998            38,080,168
                                                                            ------------
TOTAL ITALY                                                                  215,209,206
                                                                            ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
JAPAN -- (22.5%)
    AGC, Inc.                                              895,500          $ 30,348,759
    Aisin Seiki Co., Ltd.                                  386,400            15,276,169
    Alfresa Holdings Corp.                                  57,600             1,587,533
    Amada Holdings Co., Ltd.                               907,100             9,129,840
    Aoyama Trading Co., Ltd.                                33,200               829,587
    Aozora Bank, Ltd.                                       58,300             1,795,658
    Asahi Kasei Corp.                                      115,700             1,269,508
    Bank of Kyoto, Ltd. (The)                              113,679             4,832,480
    Brother Industries, Ltd.                               100,900             1,702,785
    Canon Marketing Japan, Inc.                            163,400             3,164,919
    Chiba Bank, Ltd. (The)                               1,064,000             6,476,687
    Chugoku Bank, Ltd. (The)                               256,900             2,358,666
    Citizen Watch Co., Ltd.                              1,284,600             6,857,040
    Coca-Cola Bottlers Japan Holdings, Inc.                395,157            12,205,691
    Concordia Financial Group, Ltd.                      2,530,100            10,435,792
    Cosmo Energy Holdings Co., Ltd.                         52,200             1,181,785
    Credit Saison Co., Ltd.                                393,600             5,186,495
    Dai Nippon Printing Co., Ltd.                          474,300            10,977,676
    Daicel Corp.                                         1,087,400            11,405,004
    Daido Steel Co., Ltd.                                  112,900             4,719,456
    Dai-ichi Life Holdings, Inc.                         1,805,447            29,315,026
#   Daio Paper Corp.                                        39,000               501,138
    Daiwa Securities Group, Inc.                         4,606,000            22,971,301
    DeNA Co., Ltd.                                         275,400             4,872,947
    Denka Co., Ltd.                                        234,800             7,553,102
    Denso Corp.                                            525,000            24,148,249
#   DIC Corp.                                              361,500            11,589,280
    Dowa Holdings Co., Ltd.                                189,000             6,055,196
    Ebara Corp.                                            278,900             7,698,075
    Fuji Media Holdings, Inc.                               52,200               772,316
    FUJIFILM Holdings Corp.                                476,800            20,486,255
    Fukuoka Financial Group, Inc.                          386,600             8,540,929
    Fukuyama Transporting Co., Ltd.                         50,893             2,046,790
    Furukawa Electric Co., Ltd.                            392,700            11,778,791
    Fuyo General Lease Co., Ltd.                             5,300               264,753
    Glory, Ltd.                                            185,800             4,615,947
    GS Yuasa Corp.                                          11,000               229,605
    Gunma Bank, Ltd. (The)                                 661,596             2,916,071
    H2O Retailing Corp.                                    331,600             4,666,841
    Hachijuni Bank, Ltd. (The)                             622,531             2,756,535
    Hankyu Hanshin Holdings, Inc.                          676,200            24,136,744
    Haseko Corp.                                            39,700               440,326
    Heiwa Corp.                                            161,400             3,410,138
    Hiroshima Bank, Ltd. (The)                             381,000             2,205,314
    Hitachi Capital Corp.                                  199,000             4,535,304
    Hitachi Chemical Co., Ltd.                             413,300             6,817,243
    Hitachi Metals, Ltd.                                 1,026,900            11,552,633
    Hitachi Transport System, Ltd.                          85,800             2,396,069
    Hitachi, Ltd.                                        2,689,700            84,613,862
    Hokuhoku Financial Group, Inc.                         191,900             2,199,858
    Honda Motor Co., Ltd., Sponsored ADR                    26,040               783,023
    Honda Motor Co., Ltd.                                4,590,300           137,809,771
    House Foods Group, Inc.                                 41,100             1,430,893
    Ibiden Co., Ltd.                                       507,300             7,395,273
    Idemitsu Kosan Co., Ltd.                               531,496            18,755,124
#   Iida Group Holdings Co., Ltd.                          655,750            11,933,882
    Inpex Corp.                                          2,842,483            27,323,137
    Isetan Mitsukoshi Holdings, Ltd.                       606,900             6,245,856
    ITOCHU Corp.                                           365,500             6,704,804

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
JAPAN -- (Continued)
    Itoham Yonekyu Holdings, Inc.                           177,200           $ 1,127,347
    Iyo Bank, Ltd. (The)                                    492,300             2,720,398
    J Front Retailing Co., Ltd.                           1,025,800            11,757,988
    Japan Post Holdings Co., Ltd.                         1,147,210            14,102,665
    JFE Holdings, Inc.                                    1,980,900            34,918,133
    JSR Corp.                                               706,100            11,416,521
    JTEKT Corp.                                             980,500            12,734,897
    JXTG Holdings, Inc.                                   9,040,403            49,379,849
    Kamigumi Co., Ltd.                                      342,200             7,575,659
    Kandenko Co., Ltd.                                      402,500             3,781,052
    Kaneka Corp.                                            250,708             9,801,397
    Kawasaki Heavy Industries, Ltd.                         677,300            17,063,651
*   Kawasaki Kisen Kaisha, Ltd.                              56,899               742,485
    Kinden Corp.                                            222,800             3,659,847
    Kobe Steel, Ltd.                                      1,581,200            12,702,123
    Kokuyo Co., Ltd.                                        160,600             2,345,269
    Konica Minolta, Inc.                                  2,140,500            21,552,707
    K's Holdings Corp.                                      335,100             3,338,792
    Kuraray Co., Ltd.                                     1,529,300            23,518,540
    Kurita Water Industries, Ltd.                             7,500               190,675
    Kyocera Corp.                                           295,200            16,626,468
    Kyushu Financial Group, Inc.                            638,149             2,599,643
    Lintec Corp.                                              9,400               208,157
    LIXIL Group Corp.                                     1,241,600            18,284,801
    Mabuchi Motor Co., Ltd.                                  81,200             2,848,097
    Maeda Corp.                                             377,800             3,732,311
    Maeda Road Construction Co., Ltd.                        10,100               196,647
    Marubeni Corp.                                        2,754,500            21,470,214
    Maruichi Steel Tube, Ltd.                                15,500               497,862
    Mazda Motor Corp.                                     2,878,100            31,852,609
    Mebuki Financial Group, Inc.                          1,258,420             3,528,364
    Medipal Holdings Corp.                                  259,850             5,997,630
    Mitsubishi Chemical Holdings Corp.                    2,448,300            21,039,544
    Mitsubishi Corp.                                      2,342,100            68,642,775
    Mitsubishi Gas Chemical Co., Inc.                       727,100            11,500,277
    Mitsubishi Heavy Industries, Ltd.                     1,070,100            41,376,093
    Mitsubishi Logistics Corp.                               89,600             2,295,480
    Mitsubishi Materials Corp.                              518,200            14,833,781
    Mitsubishi Tanabe Pharma Corp.                           97,700             1,530,625
#   Mitsubishi UFJ Financial Group, Inc., Sponsored ADR   4,407,514            23,712,425
    Mitsubishi UFJ Financial Group, Inc.                 12,360,306            66,299,662
    Mitsubishi UFJ Lease & Finance Co., Ltd.              1,638,400             8,386,799
    Mitsui & Co., Ltd., Sponsored ADR                        11,723             3,824,687
    Mitsui & Co., Ltd.                                    1,156,000            18,886,633
    Mitsui Chemicals, Inc.                                  823,660            20,677,975
    Mitsui Fudosan Co., Ltd.                                 27,500               668,108
    Mitsui OSK Lines, Ltd.                                  546,400            13,652,325
    Mizuho Financial Group, Inc.                         28,808,800            47,285,532
    Mizuho Financial Group, Inc., ADR                        64,489               204,430
    MS&AD Insurance Group Holdings, Inc.                    604,553            17,896,914
    Nagase & Co., Ltd.                                      251,300             3,678,195
    NEC Corp.                                             1,232,410            41,415,098
    NGK Spark Plug Co., Ltd.                                 16,000               344,735
    NH Foods, Ltd.                                          435,967            17,251,846
    NHK Spring Co., Ltd.                                    883,400             8,195,679
#   Nikon Corp.                                              31,200               533,471
    Nippo Corp.                                             285,900             5,457,541
    Nippon Electric Glass Co., Ltd.                         232,300             6,469,236
    Nippon Express Co., Ltd.                                309,824            19,605,989

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
JAPAN -- (Continued)
    Nippon Kayaku Co., Ltd.                                162,000          $  2,039,840
#   Nippon Paper Industries Co., Ltd.                      475,600             9,325,647
    Nippon Shokubai Co., Ltd.                              115,900             7,682,395
    Nippon Steel & Sumitomo Metal Corp.                  2,142,693            39,679,062
    Nippon Yusen K.K.                                      771,300            12,913,148
    Nipro Corp.                                            136,100             1,826,471
    Nishi-Nippon Financial Holdings, Inc.                   27,400               247,130
    Nissan Motor Co., Ltd.                               6,443,700            55,029,166
#   Nisshinbo Holdings, Inc.                               493,000             4,300,979
    NOK Corp.                                              423,620             6,841,825
    Nomura Holdings, Inc.                                6,639,602            25,926,463
    Nomura Real Estate Holdings, Inc.                      521,500            10,128,353
    NSK, Ltd.                                            1,136,400            11,084,192
    NTN Corp.                                            1,823,100             5,990,930
    Obayashi Corp.                                       2,342,282            22,287,456
    Oji Holdings Corp.                                   3,422,700            19,819,446
    ORIX Corp.                                           3,324,900            50,152,174
    Rengo Co., Ltd.                                        899,500             7,874,010
    Resona Holdings, Inc.                                2,696,600            13,624,794
    Ricoh Co., Ltd.                                      2,004,400            21,352,627
    Rohm Co., Ltd.                                          70,700             4,989,976
    Sankyo Co., Ltd.                                        26,400             1,023,159
    Sawai Pharmaceutical Co., Ltd.                           7,500               386,490
    Sega Sammy Holdings, Inc.                               52,200               735,659
    Seino Holdings Co., Ltd.                               481,500             6,656,642
#   Sekisui House, Ltd.                                  2,745,400            41,031,079
#   Shimamura Co., Ltd.                                     73,300             6,347,469
    Shimizu Corp.                                          746,000             6,348,606
    Shinsei Bank, Ltd.                                     313,400             4,243,172
    Shizuoka Bank, Ltd. (The)                              851,000             7,120,572
    Sojitz Corp.                                         3,995,200            15,360,492
    Sompo Holdings, Inc.                                   208,010             7,842,848
    Sumitomo Bakelite Co., Ltd.                              3,400               126,772
    Sumitomo Chemical Co., Ltd.                          7,962,000            41,534,445
    Sumitomo Corp.                                       1,489,000            23,054,967
    Sumitomo Electric Industries, Ltd.                   3,161,100            45,040,441
    Sumitomo Forestry Co., Ltd.                            598,600             7,807,569
    Sumitomo Heavy Industries, Ltd.                        524,600            17,796,072
    Sumitomo Metal Mining Co., Ltd.                        961,164            27,799,639
    Sumitomo Mitsui Financial Group, Inc.                2,857,600           106,308,344
    Sumitomo Mitsui Trust Holdings, Inc.                   355,443            13,463,977
#   Sumitomo Osaka Cement Co., Ltd.                         16,700               740,964
    Sumitomo Rubber Industries, Ltd.                       770,500            10,710,094
    Suzuken Co., Ltd.                                       17,900               939,850
    T&D Holdings, Inc.                                     934,100            11,595,993
    Taiheiyo Cement Corp.                                  528,721            18,152,971
    Taiyo Yuden Co., Ltd.                                  267,400             4,712,079
    Takashimaya Co., Ltd.                                  463,917             6,304,563
*   Takeda Pharmaceutical Co, Ltd., Sponsored ADR          437,168             8,730,238
    Takeda Pharmaceutical Co., Ltd.                        246,632             9,957,333
    TDK Corp.                                               50,600             4,004,280
    Teijin, Ltd.                                           855,090            14,778,414
    THK Co., Ltd.                                          197,800             4,725,597
    Toda Corp.                                             717,800             4,590,208
#   Toho Holdings Co., Ltd.                                 87,200             2,135,986
    Tokai Rika Co., Ltd.                                   170,600             3,035,369
    Tokio Marine Holdings, Inc.                             11,719               573,829
    Tokyo Broadcasting System Holdings, Inc.                56,000               971,989
    Tokyo Tatemono Co., Ltd.                               870,300            10,582,666

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
JAPAN -- (Continued)
     Tokyu Fudosan Holdings Corp.                       2,556,700         $   13,929,007
     Toppan Printing Co., Ltd.                            656,900             10,765,940
     Toray Industries, Inc.                               114,200                846,347
     Tosoh Corp.                                        1,241,700             17,635,295
     Toyo Seikan Group Holdings, Ltd.                     503,949             11,343,577
     Toyoda Gosei Co., Ltd.                               310,400              6,791,209
     Toyota Industries Corp.                              218,000             10,799,950
     Toyota Motor Corp., Sponsored ADR                    218,033             26,855,125
     Toyota Motor Corp.                                 4,137,890            254,687,492
     Toyota Tsusho Corp.                                  521,600             16,589,869
     TS Tech Co., Ltd.                                    130,100              3,914,298
     TV Asahi Holdings Corp.                               31,700                587,018
     Ube Industries, Ltd.                                 504,100             11,399,125
     Universal Entertainment Corp.                         32,900                990,075
     Wacoal Holdings Corp.                                 69,200              1,876,504
#    Yamada Denki Co., Ltd.                             1,863,600              9,177,276
     Yamaguchi Financial Group, Inc.                      399,348              4,059,502
     Yamato Kogyo Co., Ltd.                                51,100              1,334,436
     Yokohama Rubber Co., Ltd. (The)                      563,500             11,952,323
     Zeon Corp.                                           404,300              4,156,768
                                                                          --------------
TOTAL JAPAN                                                                2,764,226,641
                                                                          --------------
NETHERLANDS -- (3.7%)
     ABN AMRO Group NV                                  1,258,969             31,393,594
#    Aegon NV                                           4,516,137             23,265,957
#    Aegon NV                                             503,770              2,604,491
*    Akzo Nobel NV                                         29,483              2,537,495
     ArcelorMittal                                      1,780,735             41,130,033
#    ArcelorMittal                                        726,121             17,063,846
     ASR Nederland NV                                     160,842              6,784,014
*    Coca-Cola European Partners P.L.C.                    24,638              1,156,190
#    ING Groep NV, Sponsored ADR                          921,132             10,933,837
     ING Groep NV                                       6,111,967             72,523,429
     Koninklijke Ahold Delhaize NV                      5,195,538            136,882,167
#    Koninklijke DSM NV                                   650,107             60,795,485
     Koninklijke Philips NV                               112,726              4,444,230
     Koninklijke Philips NV                                13,510                532,699
     Koninklijke Vopak NV                                  56,975              2,895,419
     NN Group NV                                          827,562             34,945,745
     Randstad NV                                           60,984              2,939,699
                                                                          --------------
TOTAL NETHERLANDS                                                            452,828,330
                                                                          --------------
NEW ZEALAND -- (0.2%)
     Air New Zealand, Ltd.                              2,720,019              5,289,579
     Auckland International Airport, Ltd.               1,857,787              9,455,380
     EBOS Group, Ltd.                                      51,086                765,916
# *  Fletcher Building, Ltd.                            1,637,344              5,660,184
#    Fonterra Co-operative Group, Ltd.                    256,219                839,870
     SKYCITY Entertainment Group, Ltd.                    266,175                707,415
                                                                          --------------
TOTAL NEW ZEALAND                                                             22,718,344
                                                                          --------------
NORWAY -- (0.8%)
     Aker ASA, Class A                                     24,252              1,707,109
     Austevoll Seafood ASA                                 90,175              1,151,575
     DNB ASA                                            2,105,139             37,364,578
     Equinor ASA                                          106,659              2,438,884
     Norsk Hydro ASA                                    4,979,071             23,083,099
     Norsk Hydro ASA, Sponsored ADR                        46,000                214,590

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
NORWAY -- (Continued)
    SpareBank 1 SR-Bank ASA                               354,848          $  3,841,674
    Storebrand ASA                                      1,436,496            11,009,094
#   Subsea 7 SA                                         1,039,429            11,794,725
    Yara International ASA                                295,490            12,218,846
                                                                           ------------
TOTAL NORWAY                                                                104,824,174
                                                                           ------------
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                     541,158             4,875,072
                                                                           ------------
SINGAPORE -- (1.1%)
    CapitaLand, Ltd.                                    8,246,300            20,444,368
    City Developments, Ltd.                             1,714,600            11,735,407
    Frasers Property, Ltd.                                492,700               663,344
    Golden Agri-Resources, Ltd.                        13,962,500             2,634,890
    Hongkong Land Holdings, Ltd.                        1,112,100             8,000,333
    Hutchison Port Holdings Trust                      16,251,500             4,076,282
    Keppel Corp., Ltd.                                  6,280,000            28,556,446
    Olam International, Ltd.                              480,500               661,019
    Sembcorp Industries, Ltd.                           5,691,700            10,980,533
    Singapore Airlines, Ltd.                            2,967,000            21,314,893
#   Singapore Press Holdings, Ltd.                      2,135,700             3,989,522
    United Industrial Corp., Ltd.                       1,610,370             3,575,519
    UOL Group, Ltd.                                     1,203,774             5,957,168
#   Wilmar International, Ltd.                          5,258,600            13,024,269
                                                                           ------------
TOTAL SINGAPORE                                                             135,613,993
                                                                           ------------
SOUTH AFRICA -- (0.0%)
    Nedbank Group, Ltd.                                    83,277             1,802,343
    Old Mutual, Ltd.                                      623,967             1,082,425
                                                                           ------------
TOTAL SOUTH AFRICA                                                            2,884,768
                                                                           ------------
SPAIN -- (2.5%)
#   Banco Bilbao Vizcaya Argentaria SA                  2,775,223            16,471,360
    Banco de Sabadell SA                               18,523,466            21,239,075
#   Banco Santander SA                                 38,987,111           184,901,527
    Banco Santander SA, Sponsored ADR                      71,002               336,550
#   Bankia SA                                           1,716,143             5,002,513
    Repsol SA                                           4,251,370            74,624,499
                                                                           ------------
TOTAL SPAIN                                                                 302,575,524
                                                                           ------------
SWEDEN -- (2.7%)
#   BillerudKorsnas AB                                    345,584             4,364,156
    Boliden AB                                          1,195,043            29,909,827
    Dometic Group AB                                      114,399               816,227
    Getinge AB, Class B                                   559,676             6,319,454
#   Holmen AB, Class A                                      5,562               119,446
#   Holmen AB, Class B                                    476,284            10,206,896
    Husqvarna AB, Class B                                 132,968             1,016,300
#   ICA Gruppen AB                                        156,697             5,511,299
#   Intrum AB                                             152,893             4,369,249
    Millicom International Cellular SA                    133,262             8,346,295
    Nordea Bank Abp                                     5,948,664            54,140,475
    Pandox AB                                              67,965             1,183,295
    Skandinaviska Enskilda Banken AB, Class A           4,478,462            47,008,805
#   Skandinaviska Enskilda Banken AB, Class C              28,685               310,710
    SKF AB, Class B                                       640,955            10,796,380
    SSAB AB, Class A                                      546,342             2,165,752

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ---------- -------------------------------
SWEDEN -- (Continued)
    SSAB AB, Class B                                    1,359,160         $    4,550,760
    Svenska Cellulosa AB SCA, Class A                      63,918                579,722
    Svenska Cellulosa AB SCA, Class B                   1,808,173             15,904,641
#   Svenska Handelsbanken AB, Class A                   2,468,745             26,847,230
#   Svenska Handelsbanken AB, Class B                      33,811                391,129
    Swedbank AB, Class A                                1,115,007             25,328,989
    Tele2 AB, Class B                                     190,844              2,389,233
    Telefonaktiebolaget LM Ericsson, Class A               28,098                253,426
    Telefonaktiebolaget LM Ericsson, Class B            2,547,050             22,703,051
    Telia Co. AB                                        7,857,507             34,242,623
    Trelleborg AB, Class B                                554,061              9,332,796
                                                                          --------------
TOTAL SWEDEN                                                                 329,108,166
                                                                          --------------
SWITZERLAND -- (8.2%)
    Adecco Group AG                                       683,506             34,251,174
    Baloise Holding AG                                    183,510             28,421,641
    Banque Cantonale Vaudoise                               2,723              2,159,497
    Cie Financiere Richemont SA                         1,119,894             77,191,936
    Clariant AG                                         1,326,060             26,339,601
    Credit Suisse Group AG                              1,363,427             16,572,924
#   Credit Suisse Group AG, Sponsored ADR               1,052,790             12,749,287
    Dufry AG                                              159,126             15,915,111
    Flughafen Zurich AG                                    44,330              7,830,383
    Helvetia Holding AG                                     2,332              1,380,631
    Julius Baer Group, Ltd.                               716,015             28,778,241
    LafargeHolcim, Ltd.                                   853,272             40,127,479
    LafargeHolcim, Ltd.                                   375,078             17,536,429
    Lonza Group AG                                         16,770              4,430,602
#   Novartis AG, Sponsored ADR                            469,577             41,097,379
    Novartis AG                                         2,725,487            237,937,095
#   Swatch Group AG (The)                                 144,166             41,298,064
    Swatch Group AG (The)                                 195,503             10,878,209
    Swiss Life Holding AG                                 104,266             43,015,053
    Swiss Prime Site AG                                   114,883              9,732,081
    Swiss Re AG                                           429,701             41,210,315
    Swisscom AG                                            46,912             22,485,027
    UBS Group AG                                        6,275,625             81,355,304
#   UBS Group AG                                        1,233,581             15,987,210
    Vifor Pharma AG                                        32,760              4,169,500
    Zurich Insurance Group AG                             445,436            139,801,292
                                                                          --------------
TOTAL SWITZERLAND                                                          1,002,651,465
                                                                          --------------
UNITED KINGDOM -- (15.1%)
    3i Group P.L.C.                                       796,855              8,893,483
#   Anglo American P.L.C.                               5,385,700            137,635,734
    Antofagasta P.L.C.                                    246,621              2,819,354
    Aviva P.L.C.                                       15,461,421             84,088,628
#   Barclays P.L.C., Sponsored ADR                      6,073,550             50,774,878
    Barclays P.L.C.                                     2,226,517              4,640,847
    Barratt Developments P.L.C.                         3,876,761             27,420,812
    BP P.L.C., Sponsored ADR                            5,168,984            212,548,622
    British American Tobacco P.L.C., Sponsored ADR        413,928             14,603,380
    British American Tobacco P.L.C.                     1,339,596             47,220,808
    Glencore P.L.C.                                    26,644,244            108,344,052
    GVC Holdings P.L.C.                                    69,102                608,912
    HSBC Holdings P.L.C.                               13,602,549            114,536,839
#   HSBC Holdings P.L.C., Sponsored ADR                 2,687,511            113,224,838
    Investec P.L.C.                                       689,402              4,431,357

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       ----------- -------------------------------
UNITED KINGDOM -- (Continued)
    J Sainsbury P.L.C.                                   8,162,535         $    30,564,209
    John Wood Group P.L.C.                                 927,122               6,580,138
    Kingfisher P.L.C.                                    8,242,918              24,080,459
    Lloyds Banking Group P.L.C.                        178,279,771             135,914,159
    Lloyds Banking Group P.L.C., ADR                     1,479,223               4,482,046
    Mediclinic International P.L.C.                        113,380                 468,246
#   Melrose Industries P.L.C.                            4,107,208               9,103,742
    Micro Focus International P.L.C.                       246,462               4,698,819
#   Micro Focus International P.L.C., Sponsored ADR        200,616               3,831,766
#   Pearson P.L.C.                                         748,020               8,893,135
#   Pearson P.L.C., Sponsored ADR                        1,119,256              13,296,761
    Royal Bank of Scotland Group P.L.C.                  5,339,387              16,937,665
#   Royal Bank of Scotland Group P.L.C., Sponsored ADR     938,936               6,037,358
    Royal Dutch Shell P.L.C., Class A                      122,471               3,796,653
    Royal Dutch Shell P.L.C., Sponsored ADR, Class A     2,854,473             176,206,595
    Royal Dutch Shell P.L.C., Sponsored ADR, Class B     3,006,785             188,826,098
    Royal Mail P.L.C.                                    3,005,342              10,589,078
    Standard Chartered P.L.C.                            4,909,664              39,596,989
    Standard Life Aberdeen P.L.C.                        1,614,944               5,338,977
    Vodafone Group P.L.C.                               58,351,986             106,421,343
    Vodafone Group P.L.C., Sponsored ADR                 4,011,201              73,164,311
    Wm Morrison Supermarkets P.L.C.                      9,246,360              28,434,023
#   WPP P.L.C., Sponsored ADR                               76,303               4,372,162
    WPP P.L.C.                                           1,396,545              15,981,372
                                                                           ---------------
TOTAL UNITED KINGDOM                                                         1,849,408,648
                                                                           ---------------
UNITED STATES -- (0.3%)
    Linde P.L.C.                                           201,318              32,651,717
                                                                           ---------------
TOTAL COMMON STOCKS                                                         11,846,463,380
                                                                           ---------------
PREFERRED STOCKS -- (1.2%)
GERMANY -- (1.2%)
    Bayerische Motoren Werke AG                            132,622               9,802,450
    Porsche Automobil Holding SE                           322,304              20,958,453
    Volkswagen AG                                          689,777             117,652,932
                                                                           ---------------
TOTAL GERMANY                                                                  148,413,835
                                                                           ---------------
TOTAL INVESTMENT SECURITIES                                                 11,994,877,215
                                                                           ---------------

                                                                    VALUE+
                                                                ---------------
SECURITIES LENDING COLLATERAL -- (2.3%)
@ (S)  DFA Short Term Investment Fund                24,453,841     282,955,399
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost $11,994,230,899)^^          $12,277,832,614
                                                                ===============

ADR.    American Depositary Receipt
P.L.C.  Public Limited Company
SA.     Special Assessment

(double right angle quote)  Securities have generally been fair valued. See
                            Security Valuation Note within the Notes to
                            Schedules of Investments.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
+                           See Security Valuation Note within the Notes to
                            Schedules of Investments.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.
^^                          See Federal Tax Cost Note within the Notes to
                            Schedules of Investments.

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


As of January 31, 2019, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                        NUMBER OF EXPIRATION  NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE      VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ----------- ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future      44     03/15/19  $ 3,909,416 $  4,021,820   $  112,404
S&P 500(R) Emini Index     724     03/15/19   92,434,546   97,902,900    5,468,354
                                             ----------- ------------   ----------
TOTAL FUTURES CONTRACTS                      $96,343,962 $101,924,720   $5,580,758
                                             =========== ============   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Australia                         -- $   695,050,299   --    $   695,050,299
   Austria                           --       7,377,583   --          7,377,583
   Belgium                           --     118,684,428   --        118,684,428
   Canada                $1,023,256,280              --   --      1,023,256,280
   Denmark                           --     191,979,078   --        191,979,078
   Finland                           --      95,075,320   --         95,075,320
   France                            --   1,205,216,638   --      1,205,216,638
   Germany                   29,777,447     760,024,301   --        789,801,748
   Hong Kong                         --     407,108,484   --        407,108,484
   Ireland                    5,730,768      30,294,612   --         36,025,380
   Israel                            --      57,312,094   --         57,312,094
   Italy                     32,351,904     182,857,302   --        215,209,206
   Japan                     64,109,928   2,700,116,713   --      2,764,226,641
   Netherlands               31,134,873     421,693,457   --        452,828,330
   New Zealand                       --      22,718,344   --         22,718,344
   Norway                       214,590     104,609,584   --        104,824,174
   Portugal                          --       4,875,072   --          4,875,072
   Singapore                         --     135,613,993   --        135,613,993
   South Africa                      --       2,884,768   --          2,884,768
   Spain                        336,550     302,238,974   --        302,575,524
   Sweden                            --     329,108,166   --        329,108,166
   Switzerland               69,833,876     932,817,589   --      1,002,651,465
United Kingdom              861,368,815     988,039,833   --      1,849,408,648
   United States             32,651,717              --   --         32,651,717
Preferred Stocks
   Germany                           --     148,413,835   --        148,413,835
Securities Lending
  Collateral                         --     282,955,399   --        282,955,399
Futures Contracts**           5,580,758              --   --          5,580,758
                         -------------- ---------------   --    ---------------
TOTAL                    $2,156,347,506 $10,127,065,866   --    $12,283,413,372
                         ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2019

                                  (UNAUDITED)

                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       --------- -------------------------------
COMMON STOCKS -- (96.2%)

BRAZIL -- (6.5%)
    Ambev SA, ADR                                      5,984,451          $ 28,785,209
    Ambev SA                                             855,320             4,109,340
    Atacadao Distribuicao Comercio e Industria, Ltd.     380,781             2,087,678
    B3 SA - Brasil Bolsa Balcao                        1,910,917            16,502,647
    Banco Bradesco SA, ADR                             1,056,734            13,124,636
    Banco Bradesco SA                                  1,025,829            11,331,953
    Banco BTG Pactual SA                                  20,390               165,511
    Banco do Brasil SA                                   698,316             9,936,990
    Banco Santander Brasil SA                            374,457             4,938,867
    BB Seguridade Participacoes SA                       636,043             5,417,600
    Braskem SA, Sponsored ADR                            144,940             4,130,790
*   BRF SA                                               891,940             5,758,994
    CCR SA                                             2,801,227            11,434,483
*   Centrais Eletricas Brasileiras SA                    270,077             2,773,394
*   Centrais Eletricas Brasileiras SA, ADR                42,419               467,033
    Cia de Saneamento Basico do Estado de Sao Paulo      457,600             5,451,875
    Cia de Saneamento Basico do Estado de Sao Paulo,
      ADR                                                 75,638               896,310
    Cia Energetica de Minas Gerais                       193,500               861,607
*   Cia Siderurgica Nacional SA, Sponsored ADR           380,551             1,061,737
    Cielo SA                                           1,808,236             5,921,947
    Cosan SA                                             324,677             3,954,242
    Embraer SA, Sponsored ADR                            329,053             7,002,248
    Engie Brasil Energia SA                              271,376             3,116,706
    Equatorial Energia SA                                333,000             8,051,121
#   Gerdau SA, Sponsored ADR                             631,681             2,735,179
    Gerdau SA                                            176,416               614,482
    Hapvida Participacoes e Investimentos S.A            152,300             1,429,988
    Hypermarcas SA                                       385,349             3,365,982
    IRB Brasil Resseguros S/A                            144,079             3,368,909
    Itau Unibanco Holding SA                             645,538             5,818,226
    JBS SA                                             3,172,448            13,134,795
    Klabin SA                                            759,700             3,871,927
    Kroton Educacional SA                              2,692,854             8,444,852
    Localiza Rent a Car SA                               873,106             7,982,323
    Lojas Americanas SA                                  108,184               464,692
    Lojas Renner SA                                    1,274,302            15,922,845
    M Dias Branco SA                                      73,600               961,034
    Magazine Luiza SA                                    114,700             5,638,731
    Natura Cosmeticos SA                                 339,200             4,411,324
    Petroleo Brasileiro SA, Sponsored ADR              1,299,604            18,376,401
    Petroleo Brasileiro SA, Sponsored ADR                556,265             9,067,119
    Petroleo Brasileiro SA                             2,722,571            22,085,690
    Porto Seguro SA                                      322,129             4,953,356
    Raia Drogasil SA                                     402,200             6,842,872
*   Rumo SA                                            1,673,856             9,024,393
    Suzano Papel e Celulose SA                           725,080             9,140,748
*   Suzano Papel e Celulose SA, Sponsored ADR             45,406             1,132,437
    Telefonica Brasil SA, ADR                             66,193               886,986
    TIM Participacoes SA                               1,073,613             3,651,636
    Ultrapar Participacoes SA                            311,484             4,888,373
#   Ultrapar Participacoes SA, Sponsored ADR             259,608             4,096,614
    Vale SA, Sponsored ADR                             1,665,739            20,721,787
    Vale SA                                            3,260,013            40,712,780
    WEG SA                                               363,333             1,877,389
                                                                          ------------
TOTAL BRAZIL                                                               392,906,788
                                                                          ------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES    VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        ----------- -------------------------------
CHILE -- (1.3%)
     AES Gener SA                                         2,468,815           $   748,701
     Aguas Andinas SA, Class A                            4,770,656             2,819,472
     Banco de Chile, ADR                                    128,472             4,080,280
     Banco de Credito e Inversiones SA                       75,034             5,349,095
     Banco Santander Chile, ADR                             227,071             7,343,476
     Cencosud SA                                          2,652,360             5,360,025
     Cia Cervecerias Unidas SA                              109,017             1,482,662
     Cia Cervecerias Unidas SA, Sponsored ADR               122,813             3,427,711
     Colbun SA                                           11,908,297             2,703,790
     Embotelladora Andina SA, ADR, Class B                   22,761               541,712
     Empresa Nacional de Telecomunicaciones SA              140,131             1,349,962
     Empresas CMPC SA                                     1,691,695             6,116,196
     Empresas COPEC SA                                      319,791             4,391,984
     Enel Americas SA, ADR                                  853,477             8,824,953
     Enel Chile SA, ADR                                     808,893             4,392,290
     Itau CorpBanca                                     217,080,063             2,181,936
     Itau CorpBanca, ADR                                     30,902               469,092
#    Latam Airlines Group SA, Sponsored ADR                 500,853             5,839,946
     Latam Airlines Group SA                                 35,910               428,278
     SACI Falabella                                         783,273             6,292,317
#    Sociedad Quimica y Minera de Chile SA, Sponsored
       ADR                                                  153,936             6,566,910
                                                                              -----------
TOTAL CHILE                                                                    80,710,788
                                                                              -----------
CHINA -- (17.3%)
#    AAC Technologies Holdings, Inc.                        922,500             5,789,938
     Agile Group Holdings, Ltd.                           3,456,000             4,592,734
     Agricultural Bank of China, Ltd., Class H           12,316,000             5,831,037
     Air China, Ltd., Class H                             2,406,000             2,408,745
*    Alibaba Group Holding, Ltd., Sponsored ADR             527,081            88,807,878
*    Alibaba Health Information Technology, Ltd.          1,832,000             1,688,007
# *  Aluminum Corp. of China, Ltd., ADR                      90,448               839,357
*    Aluminum Corp. of China, Ltd., Class H               3,718,000             1,372,850
#    Angang Steel Co., Ltd., Class H                      2,354,000             1,770,786
#    Anhui Conch Cement Co., Ltd., Class H                1,609,000             8,774,415
     ANTA Sports Products, Ltd.                           1,125,000             5,819,579
     BAIC Motor Corp., Ltd., Class H                      3,597,500             2,347,629
*    Baidu, Inc., Sponsored ADR                             106,675            18,415,305
     Bank of China, Ltd., Class H                        32,226,181            14,983,294
     Bank of Communications Co., Ltd., Class H            3,273,515             2,782,673
#    BBMG Corp., Class H                                  3,531,500             1,211,490
     Beijing Capital International Airport Co., Ltd.,
       Class H                                            2,078,000             1,949,175
     Beijing Enterprises Holdings, Ltd.                     545,472             3,100,863
#    Beijing Enterprises Water Group, Ltd.                5,958,000             3,449,946
#    Brilliance China Automotive Holdings, Ltd.           2,582,000             2,444,715
#    BYD Co., Ltd., Class H                                 662,386             3,920,370
     BYD Electronic International Co., Ltd.                 155,500               192,670
     CGN Power Co., Ltd., Class H                         5,309,000             1,389,296
     China Cinda Asset Management Co., Ltd., Class H      9,500,000             2,458,270
     China CITIC Bank Corp., Ltd., Class H                7,325,928             4,772,801
     China Coal Energy Co., Ltd., Class H                 2,166,777               915,292
     China Communications Construction Co., Ltd.,
       Class H                                            4,611,000             4,626,817
     China Communications Services Corp., Ltd., Class H   2,176,000             2,042,870
     China Conch Venture Holdings, Ltd.                   1,450,500             4,851,018
     China Construction Bank Corp., Class H              48,066,590            43,298,441
     China Eastern Airlines Corp., Ltd., ADR                  2,200                67,892
     China Eastern Airlines Corp., Ltd., Class H          2,220,000             1,367,278
     China Energy Engineering Corp., Ltd., Class H          346,000                41,965
     China Everbright Bank Co., Ltd., Class H             2,002,000               966,431
     China Everbright International, Ltd.                 3,036,703             3,066,538

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         ---------- -------------------------------
CHINA -- (Continued)
#   China Evergrande Group                                3,151,000           $ 9,938,747
#   China Galaxy Securities Co., Ltd., Class H            3,787,500             1,965,558
    China Gas Holdings, Ltd.                              1,752,800             5,594,954
    China Hongqiao Group, Ltd.                            2,630,000             1,681,045
    China Huarong Asset Management Co., Ltd., Class H    20,946,000             4,264,999
*   China Huishan Dairy Holdings Co., Ltd.                2,888,000               154,573
    China International Capital Corp., Ltd., Class H      1,015,600             2,036,271
    China International Marine Containers Group Co.,
      Ltd., Class H                                         346,600               371,420
#   China Jinmao Holdings Group, Ltd.                     7,480,000             3,796,976
    China Life Insurance Co., Ltd., ADR                     539,265             6,649,137
    China Longyuan Power Group Corp., Ltd., Class H       2,767,000             2,071,386
    China Medical System Holdings, Ltd.                     153,000               159,229
    China Mengniu Dairy Co., Ltd.                         1,386,000             4,292,943
    China Merchants Bank Co., Ltd., Class H               2,139,054             9,430,558
#   China Merchants Port Holdings Co., Ltd.               1,470,638             2,916,185
#   China Merchants Securities Co., Ltd., Class H           281,400               386,204
    China Minsheng Banking Corp., Ltd., Class H           5,119,600             3,922,047
    China Mobile, Ltd., Sponsored ADR                       902,501            47,354,227
    China Molybdenum Co., Ltd., Class H                   4,872,966             1,985,235
    China National Building Material Co., Ltd., Class H   7,488,000             5,975,414
#   China Oilfield Services, Ltd., Class H                1,908,000             1,890,723
    China Overseas Land & Investment, Ltd.                5,578,000            21,040,946
    China Pacific Insurance Group Co., Ltd., Class H      1,845,000             6,497,028
    China Petroleum & Chemical Corp., ADR                   123,421            10,299,457
    China Petroleum & Chemical Corp., Class H            10,440,800             8,730,536
    China Railway Construction Corp., Ltd., Class H       2,218,500             3,080,805
    China Railway Group, Ltd., Class H                    3,567,000             3,340,478
    China Railway Signal & Communication Corp., Ltd.,
      Class H                                             1,662,000             1,318,916
    China Reinsurance Group Corp., Class H                5,460,000             1,233,840
    China Resources Beer Holdings Co., Ltd.                 849,611             2,986,170
    China Resources Cement Holdings, Ltd.                 4,378,000             4,446,397
    China Resources Gas Group, Ltd.                       1,108,000             4,360,099
    China Resources Land, Ltd.                            3,844,666            15,000,981
    China Resources Pharmaceutical Group, Ltd.            1,569,000             2,237,500
    China Resources Power Holdings Co., Ltd.              1,790,517             3,588,790
    China Shenhua Energy Co., Ltd., Class H               2,188,000             5,568,613
    China Southern Airlines Co., Ltd., Sponsored ADR         12,306               441,416
#   China Southern Airlines Co., Ltd., Class H            3,138,000             2,248,688
    China State Construction International Holdings,
      Ltd.                                                1,914,250             1,825,000
    China Taiping Insurance Holdings Co., Ltd.            1,595,306             4,403,888
#   China Telecom Corp., Ltd., ADR                           55,096             3,006,589
    China Telecom Corp., Ltd., Class H                    3,440,000             1,867,648
    China Unicom Hong Kong, Ltd.                          4,736,000             5,424,982
    China Unicom Hong Kong, Ltd., ADR                       508,463             5,862,578
    China Vanke Co., Ltd., Class H                        1,335,700             5,416,386
    Chongqing Rural Commercial Bank Co., Ltd., Class H    3,392,000             1,970,404
    CIFI Holdings Group Co., Ltd.                           626,000               414,199
#   CITIC Securities Co., Ltd., Class H                   1,616,000             3,308,258
    CITIC, Ltd.                                           2,624,000             3,975,005
    CNOOC, Ltd.                                           1,832,000             3,062,041
    CNOOC, Ltd., Sponsored ADR                              104,426            17,469,426
*   COSCO SHIPPING Development Co., Ltd., Class H         1,344,000               155,062
*   COSCO SHIPPING Holdings Co., Ltd., Class H            3,142,000             1,274,431
    Country Garden Holdings Co., Ltd.                     7,976,686            11,338,802
*   Country Garden Services Holdings Co., Ltd.              542,492               840,374
    CRRC Corp., Ltd., Class H                             2,686,000             2,706,342
    CSC Financial Co., Ltd., Class H                        542,500               400,874
    CSPC Pharmaceutical Group, Ltd.                       5,148,000             8,881,287
*   Ctrip.com International, Ltd., ADR                       97,073             3,232,531

THE EMERGING MARKETS SERIES
CONTINUED


                                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                      ---------- -------------------------------
CHINA -- (Continued)
     Dali Foods Group Co., Ltd.                                        1,145,500           $   781,447
     Dalian Port PDA Co., Ltd., Class H                                  849,000               112,709
     Datang International Power Generation Co., Ltd., Class H          2,836,000               740,146
     Dongfeng Motor Group Co., Ltd., Class H                           3,018,000             3,163,885
     ENN Energy Holdings, Ltd.                                           741,000             7,097,041
#    Everbright Securities Co., Ltd., Class H                            129,400               115,758
     Fosun International, Ltd.                                         1,692,222             2,539,120
#    Fullshare Holdings, Ltd.                                          5,495,000             1,248,371
     Fuyao Glass Industry Group Co., Ltd., Class H                       716,400             2,498,517
     Geely Automobile Holdings, Ltd.                                   5,029,000             8,556,328
     GF Securities Co., Ltd., Class H                                  1,142,800             1,641,598
#    Great Wall Motor Co., Ltd., Class H                               5,681,500             3,867,887
     Guangdong Investment, Ltd.                                        1,600,000             3,055,486
     Guangshen Railway Co., Ltd., Sponsored ADR                           27,353               565,660
#    Guangzhou Automobile Group Co., Ltd., Class H                     2,257,162             2,451,470
     Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H     168,000               649,758
     Guangzhou R&F Properties Co., Ltd., Class H                       2,051,600             4,092,803
     Guotai Junan Securities Co., Ltd., Class H                          302,400               647,130
     Haier Electronics Group Co., Ltd.                                 1,372,000             3,941,515
     Haitian International Holdings, Ltd.                                331,000               762,479
     Haitong Securities Co., Ltd., Class H                             2,657,600             3,008,084
*    Hanergy Thin Film Power Group, Ltd.                               5,416,000             3,450,934
     Hengan International Group Co., Ltd.                                853,000             6,672,975
     Huadian Power International Corp., Ltd., Class H                  1,738,000               809,190
#    Huaneng Power International, Inc., Sponsored ADR                     33,132               838,240
     Huaneng Power International, Inc., Class H                        1,598,000             1,004,412
     Huatai Securities Co., Ltd., Class H                              1,105,800             2,070,256
     Huishang Bank Corp., Ltd., Class H                                  800,800               367,653
     Industrial & Commercial Bank of China, Ltd., Class H             42,379,185            32,922,851
*    JD.com, Inc., ADR                                                   319,442             7,938,134
     Jiangsu Expressway Co., Ltd., Class H                             1,192,000             1,725,727
#    Jiangxi Copper Co., Ltd., Class H                                 1,322,000             1,680,704
     Jiayuan International Group, Ltd.                                   732,000               353,056
     Kingboard Holdings, Ltd.                                            597,000             2,100,691
     Kunlun Energy Co., Ltd.                                           5,458,000             5,830,936
#    Lee & Man Paper Manufacturing, Ltd.                               1,126,000             1,007,116
     Legend Holdings Corp., Class H                                      337,700               883,402
#    Lenovo Group, Ltd.                                               10,679,278             7,796,417
     Logan Property Holdings Co., Ltd.                                 2,282,000             3,105,681
     Longfor Group Holdings, Ltd.                                      1,986,000             6,188,472
#    Maanshan Iron & Steel Co., Ltd., Class H                          2,724,000             1,307,458
     Metallurgical Corp. of China, Ltd., Class H                       2,643,000               724,840
     Minth Group, Ltd.                                                   400,000             1,399,563
*    MMG, Ltd.                                                           532,000               196,122
*    Momo, Inc., Sponsored ADR                                           180,425             5,490,333
     NetEase, Inc., ADR                                                   51,056            12,862,538
     New China Life Insurance Co., Ltd., Class H                         465,300             1,981,099
*    New Oriental Education & Technology Group, Inc., Sponsored ADR       81,795             6,301,487
     Nexteer Automotive Group, Ltd.                                      831,000             1,258,100
     Nine Dragons Paper Holdings, Ltd.                                 3,616,000             3,695,497
#    Orient Securities Co., Ltd., Class H                                778,800               548,579
     People's Insurance Co. Group of China, Ltd. (The), Class H        5,449,000             2,263,780
     PetroChina Co., Ltd., ADR                                           118,623             7,623,900
     PetroChina Co., Ltd., Class H                                     3,056,000             1,972,387
     PICC Property & Casualty Co., Ltd., Class H                       6,075,198             6,291,238
     Ping An Insurance Group Co. of China, Ltd., Class H               3,690,000            35,924,210
     Postal Savings Bank of China Co., Ltd., Class H                     958,000               539,118
     Red Star Macalline Group Corp., Ltd., Class H                       350,809               328,364
# *  Semiconductor Manufacturing International Corp.                   3,750,600             3,544,227

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
CHINA -- (Continued)
*    Semiconductor Manufacturing International Corp., ADR     8,235         $       38,869
#    Shanghai Electric Group Co., Ltd., Class H           2,292,000                801,482
     Shanghai Fosun Pharmaceutical Group Co., Ltd.,
       Class H                                              511,500              1,566,242
     Shanghai Pharmaceuticals Holding Co., Ltd., Class H    723,000              1,542,827
     Shengjing Bank Co., Ltd., Class H                       81,500                 35,960
     Shenzhen International Holdings, Ltd.                  270,500                525,469
     Shenzhou International Group Holdings, Ltd.            574,000              6,759,049
     Shimao Property Holdings, Ltd.                       2,297,871              6,543,541
     Sino Biopharmaceutical, Ltd.                         7,435,000              6,289,553
     Sino-Ocean Group Holding, Ltd.                       1,353,000                665,014
     Sinopec Engineering Group Co., Ltd., Class H           967,500                951,022
     Sinopec Shanghai Petrochemical Co., Ltd., Sponsored
       ADR                                                    7,417                354,853
     Sinopec Shanghai Petrochemical Co., Ltd., Class H    5,113,000              2,429,385
     Sinopharm Group Co., Ltd., Class H                   1,034,000              4,621,022
     Sinotruk Hong Kong, Ltd.                             1,021,000              1,891,072
     Sun Art Retail Group, Ltd.                           2,963,500              2,945,478
     Sunac China Holdings, Ltd.                           2,940,000             11,709,750
#    Sunny Optical Technology Group Co., Ltd.               682,200              6,770,271
*    TAL Education Group, ADR                                24,973                774,912
     Tencent Holdings, Ltd.                               3,704,000            164,882,013
     Tingyi Cayman Islands Holding Corp.                  3,242,000              4,514,970
     TravelSky Technology, Ltd., Class H                    963,000              2,615,715
     Tsingtao Brewery Co., Ltd., Class H                    320,000              1,408,140
     United Energy Group, Ltd.                            3,164,000                493,028
     Want Want China Holdings, Ltd.                       6,644,000              5,384,396
# *  Weibo Corp., Sponsored ADR                              25,445              1,543,494
     Weichai Power Co., Ltd., Class H                     3,524,800              4,757,200
     Xinjiang Goldwind Science & Technology Co., Ltd.,
       Class H                                              662,319                797,734
     Yanzhou Coal Mining Co., Ltd., Class H               3,460,000              3,181,072
     Yum China Holdings, Inc.                               121,268              4,420,219
*    YY, Inc., ADR                                           49,517              3,437,965
     Zhejiang Expressway Co., Ltd., Class H                 904,000                930,775
     Zhongsheng Group Holdings, Ltd.                      1,061,500              1,911,769
     Zhuzhou CRRC Times Electric Co., Ltd., Class H         476,700              2,651,710
     Zijin Mining Group Co., Ltd., Class H                7,745,000              2,906,630
     Zoomlion Heavy Industry Science and Technology Co.,
       Ltd., Class H                                        724,400                294,720
*    ZTE Corp., Class H                                     319,685                648,178
                                                                            --------------
TOTAL CHINA                                                                  1,048,985,341
                                                                            --------------
COLOMBIA -- (0.4%)
     Banco de Bogota SA                                      51,144                984,996
     Bancolombia SA, Sponsored ADR                          111,500              4,972,900
     Bancolombia SA                                         248,044              2,663,377
     Cementos Argos SA                                      306,742                798,221
#    Ecopetrol SA, Sponsored ADR                            159,177              3,000,486
     Ecopetrol SA                                         3,327,922              3,129,640
     Grupo Argos SA                                         273,128              1,632,611
     Grupo Aval Acciones y Valores SA, ADR                   81,955                567,948
     Grupo de Inversiones Suramericana SA                   259,694              2,883,816
*    Grupo Energia Bogota SA ESP                            936,969                576,364
     Grupo Nutresa SA                                       171,224              1,463,538
     Interconexion Electrica SA ESP                         600,993              2,694,307
                                                                            --------------
TOTAL COLOMBIA                                                                  25,368,204
                                                                            --------------
CZECH REPUBLIC -- (0.2%)
     CEZ A.S                                                305,092              7,701,568
     Komercni banka A.S                                      51,559              2,078,842
     Moneta Money Bank A.S                                   30,234                102,836

THE EMERGING MARKETS SERIES
CONTINUED


                                                         SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                        --------- -------------------------------
CZECH REPUBLIC -- (Continued)
    O2 Czech Republic A.S                                  70,083           $   760,133
    Philip Morris CR A.S                                      755               485,505
                                                                            -----------
TOTAL CZECH REPUBLIC                                                         11,128,884
                                                                            -----------
EGYPT -- (0.1%)
#   Commercial International Bank Egypt S.A.E., GDR     1,400,823             6,807,142
    Commercial International Bank Egypt S.A.E., GDR        93,155               452,268
*   Egyptian Financial Group-Hermes Holding Co., GDR       33,850                60,930
*   Egyptian Financial Group-Hermes Holding Co., GDR       17,482                31,461
                                                                            -----------
TOTAL EGYPT                                                                   7,351,801
                                                                            -----------
GREECE -- (0.2%)
*   Alpha Bank AE                                         105,217               105,569
*   Eurobank Ergasias SA                                      331                   207
*   FF Group                                               12,618                28,885
    Hellenic Petroleum SA                                 112,224               987,578
    Hellenic Telecommunications Organization SA           340,319             4,262,148
    JUMBO SA                                              168,373             2,751,544
    Motor Oil Hellas Corinth Refineries SA                 96,253             2,400,950
*   National Bank of Greece SA                             12,819                14,408
    OPAP SA                                               278,698             2,726,617
    Titan Cement Co. SA                                    61,385             1,378,788
                                                                            -----------
TOTAL GREECE                                                                 14,656,694
                                                                            -----------
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.                      1,279,647            15,352,866
    OTP Bank P.L.C.                                       267,399            11,031,156
    Richter Gedeon Nyrt                                   151,458             3,234,562
                                                                            -----------
TOTAL HUNGARY                                                                29,618,584
                                                                            -----------
INDIA -- (12.4%)
*   3M India, Ltd.                                            822               232,802
*   5Paisa Capital, Ltd.                                    4,048                13,771
    ABB India, Ltd.                                        39,166               701,113
    ACC, Ltd.                                              89,253             1,785,935
    Adani Enterprises, Ltd.                               274,364               526,720
*   Adani Gas, Ltd.                                       274,364               355,878
*   Adani Green Energy, Ltd.                              208,791               103,410
    Adani Ports & Special Economic Zone, Ltd.           1,059,392             5,052,790
*   Adani Power, Ltd.                                   1,288,677               844,747
*   Adani Transmissions, Ltd.                             277,080               832,103
*   Aditya Birla Capital, Ltd.                            797,316               909,921
*   Aditya Birla Fashion and Retail, Ltd.                 411,628             1,215,845
    AIA Engineering, Ltd.                                  11,401               256,800
    Ambuja Cements, Ltd.                                  819,644             2,423,917
    Apollo Hospitals Enterprise, Ltd.                      78,364             1,462,374
    Apollo Tyres, Ltd.                                     79,582               229,527
    Ashok Leyland, Ltd.                                 2,823,620             3,250,520
    Asian Paints, Ltd.                                    448,324             8,889,172
    Aurobindo Pharma, Ltd.                                652,018             7,211,012
*   Avenue Supermarts, Ltd.                                16,071               311,401
*   Axis Bank, Ltd.                                     1,624,999            16,513,162
    Bajaj Auto, Ltd.                                      142,710             5,154,154
    Bajaj Finance, Ltd.                                   249,497             9,083,911
    Bajaj Finserv, Ltd.                                    47,416             4,084,499
    Bajaj Holdings & Investment, Ltd.                      65,332             2,620,668
    Balkrishna Industries, Ltd.                           117,465             1,346,453

THE EMERGING MARKETS SERIES
CONTINUED


                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                     --------- -------------------------------
INDIA -- (Continued)
*   Bank of Baroda                                     932,221           $ 1,485,680
    Bata India, Ltd.                                    10,828               171,047
    Bayer CropScience, Ltd.                              2,714               168,038
    Berger Paints India, Ltd.                          372,075             1,665,779
    Bharat Electronics, Ltd.                         1,346,512             1,591,177
    Bharat Forge, Ltd.                                 361,729             2,502,888
    Bharat Heavy Electricals, Ltd.                   1,375,370             1,251,319
    Bharat Petroleum Corp., Ltd.                       829,380             4,061,614
    Bharti Airtel, Ltd.                              1,981,868             8,530,212
    Bharti Infratel, Ltd.                              472,935             1,974,690
    Biocon, Ltd.                                       121,818             1,118,869
    Bosch, Ltd.                                          7,147             1,902,881
    Britannia Industries, Ltd.                          63,182             2,842,608
    Cadila Healthcare, Ltd.                            439,121             1,970,728
*   Canara Bank                                        283,414             1,003,351
    Castrol India, Ltd.                                351,562               785,535
    Cholamandalam Investment and Finance Co., Ltd.     108,300             1,787,737
    Cipla, Ltd.                                        555,658             4,039,779
    Coal India, Ltd.                                   745,896             2,351,737
    Colgate-Palmolive India, Ltd.                      115,396             2,081,562
    Container Corp. Of India, Ltd.                     250,158             2,307,058
    Cummins India, Ltd.                                 97,690             1,097,120
    Dabur India, Ltd.                                  743,476             4,680,332
    Dewan Housing Finance Corp., Ltd.                  360,475               687,258
    Divi's Laboratories, Ltd.                          120,189             2,558,233
    DLF, Ltd.                                          786,711             1,828,616
#   Dr Reddy's Laboratories, Ltd., ADR                 148,465             5,669,878
    Dr Reddy's Laboratories, Ltd.                       71,015             2,715,879
    Edelweiss Financial Services, Ltd.                 854,301             1,856,450
    Eicher Motors, Ltd.                                 20,610             5,522,989
    Emami, Ltd.                                        180,662             1,053,583
    Endurance Technologies, Ltd.                         7,329               119,482
    Exide Industries, Ltd.                             375,923             1,202,711
    Federal Bank, Ltd.                               2,661,927             3,216,306
*   Future Retail, Ltd.                                147,909               896,456
    GAIL India, Ltd.                                 1,127,882             5,292,746
    GAIL India, Ltd., GDR                               51,184             1,432,728
    General Insurance Corp. of India                     3,917                13,400
    Gillette India, Ltd.                                 1,014                92,894
    GlaxoSmithKline Consumer Healthcare, Ltd.           13,803             1,423,147
    GlaxoSmithKline Pharmaceuticals, Ltd.               26,434               523,709
    Glenmark Pharmaceuticals, Ltd.                     148,574             1,366,262
    Godrej Consumer Products, Ltd.                     506,589             5,068,188
    Godrej Industries, Ltd.                             93,608               664,673
*   Godrej Properties, Ltd.                              9,602               100,243
    Graphite India, Ltd.                                47,786               381,251
    Grasim Industries, Ltd.                            303,963             3,081,253
    GRUH Finance, Ltd.                                 249,522               732,293
    Havells India, Ltd.                                234,115             2,357,305
    HCL Technologies, Ltd.                             862,054            12,220,197
    HDFC Bank, Ltd.                                  1,383,984            40,368,572
    HEG, Ltd.                                            9,579               324,100
    Hero MotoCorp, Ltd.                                 85,976             3,179,379
    Hindalco Industries, Ltd.                        2,322,605             6,847,809
    Hindustan Petroleum Corp., Ltd.                    726,814             2,413,131
    Hindustan Unilever, Ltd.                           992,915            24,529,431
    Honeywell Automation India, Ltd.                       145                43,433
    Housing Development Finance Corp., Ltd.          1,308,824            35,405,624
    ICICI Bank, Ltd., Sponsored ADR                  1,010,599            10,318,211

THE EMERGING MARKETS SERIES
CONTINUED


                                                      SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                     --------- -------------------------------
INDIA -- (Continued)
    ICICI Lombard General Insurance Co., Ltd.           19,572           $   240,458
    ICICI Prudential Life Insurance Co., Ltd.          237,801               960,466
*   IDFC First Bank, Ltd.                            2,480,038             1,577,401
    IIFL Holdings, Ltd.                                120,008               732,819
    Indiabulls Housing Finance, Ltd.                   675,699             6,319,934
    Indiabulls Ventures, Ltd.                          103,518               495,774
*   Indian Bank                                        114,252               363,059
    Indian Hotels Co., Ltd. (The)                      109,554               219,599
    Indian Oil Corp., Ltd.                           1,522,278             2,939,478
    Indraprastha Gas, Ltd.                             274,014             1,092,454
    IndusInd Bank, Ltd.                                173,449             3,672,620
    Info Edge India, Ltd.                               17,545               433,839
    Infosys, Ltd., Sponsored ADR                     1,695,776            18,314,381
    Infosys, Ltd.                                    3,610,458            38,070,064
    InterGlobe Aviation, Ltd.                          133,462             2,226,184
    ITC, Ltd.                                        4,651,620            18,221,683
*   Jindal Steel & Power, Ltd.                         624,327             1,191,687
    JSW Steel, Ltd.                                  2,677,650            10,393,397
    Jubilant Foodworks, Ltd.                           107,404             1,916,129
    Kansai Nerolac Paints, Ltd.                        102,132               633,426
    Kotak Mahindra Bank, Ltd.                          538,866             9,537,620
    L&T Finance Holdings, Ltd.                       1,403,145             2,603,644
    Larsen & Toubro Infotech, Ltd.                      66,360             1,644,697
    Larsen & Toubro, Ltd.                              593,379            10,930,624
    LIC Housing Finance, Ltd.                          915,481             5,818,781
    Lupin, Ltd.                                        355,461             4,379,661
    Mahindra & Mahindra Financial Services, Ltd.       539,797             3,090,883
    Mahindra & Mahindra, Ltd.                          649,954             6,239,995
    Mangalore Refinery & Petrochemicals, Ltd.          285,511               273,515
    Marico, Ltd.                                       748,884             3,879,350
    Maruti Suzuki India, Ltd.                          138,331            12,942,278
    Mindtree, Ltd.                                     153,975             1,940,117
    Motherson Sumi Systems, Ltd.                     1,437,389             2,849,432
    Motilal Oswal Financial Services, Ltd.              25,007               226,354
    Mphasis, Ltd.                                      151,772             2,120,545
    MRF, Ltd.                                            2,969             2,560,092
    Muthoot Finance, Ltd.                              319,589             2,271,857
    Natco Pharma, Ltd.                                   5,022                48,746
    NBCC India, Ltd.                                   239,532               198,404
    Nestle India, Ltd.                                  37,106             5,999,232
    NHPC, Ltd.                                       3,026,547             1,076,905
    NTPC, Ltd.                                       1,487,422             2,926,810
    Oberoi Realty, Ltd.                                 85,041               532,933
*   Odisha Cement, Ltd.                                 78,770             1,146,329
    Oil & Natural Gas Corp., Ltd.                      990,901             1,965,436
    Oil India, Ltd.                                    271,393               638,361
    Oracle Financial Services Software, Ltd.            33,349             1,782,746
    Page Industries, Ltd.                                5,806             1,910,658
    Petronet LNG, Ltd.                               1,989,103             6,368,414
    Pfizer, Ltd.                                           299                12,778
    Pidilite Industries, Ltd.                          195,176             3,076,677
    Piramal Enterprises, Ltd.                          119,497             3,401,607
    PNB Housing Finance, Ltd.                           26,993               342,742
    Power Finance Corp., Ltd.                        1,462,437             2,124,524
    Power Grid Corp. of India, Ltd.                  1,910,627             5,076,725
    Procter & Gamble Hygiene & Health Care, Ltd.        10,490             1,464,487
*   Punjab National Bank                             1,362,458             1,490,284
    Rajesh Exports, Ltd.                               152,757             1,308,009
    Ramco Cements, Ltd. (The)                           90,421               768,608

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                      ---------- -------------------------------
INDIA -- (Continued)
     RBL Bank, Ltd.                                      286,334          $  2,282,807
     REC, Ltd.                                         2,124,950             3,723,300
     Reliance Industries, Ltd.                         3,145,620            54,402,339
     Reliance Industries, Ltd.                             3,374               116,234
     Sanofi India, Ltd.                                      529                48,117
     SBI Life Insurance Co., Ltd.                         20,898               175,278
     Shree Cement, Ltd.                                   10,928             2,425,896
     Shriram Transport Finance Co., Ltd.                 336,598             4,828,587
     Siemens, Ltd.                                        82,309             1,194,028
*    State Bank of India                               1,485,493             6,180,372
*    Steel Authority of India, Ltd.                      899,628               597,930
     Sun Pharmaceutical Industries, Ltd.                 747,796             4,437,289
     Sun TV Network, Ltd.                                141,320             1,056,354
     Sundaram Finance Holdings, Ltd.                      27,690                35,361
     Sundaram Finance, Ltd.                               43,780               862,855
     Tata Chemicals, Ltd.                                100,083               949,975
     Tata Communications, Ltd.                           109,030               766,807
     Tata Consultancy Services, Ltd.                   1,381,009            39,084,410
     Tata Global Beverages, Ltd.                         335,765               959,754
# *  Tata Motors, Ltd., Sponsored ADR                     41,094               537,099
*    Tata Motors, Ltd.                                 2,887,084             7,365,963
     Tata Power Co., Ltd. (The)                        1,856,520             1,864,584
     Tata Steel, Ltd.                                    532,563             3,590,638
     Tech Mahindra, Ltd.                                 956,566             9,851,007
     Titan Co., Ltd.                                     364,783             5,134,946
     Torrent Pharmaceuticals, Ltd.                       105,606             2,715,761
     TVS Motor Co., Ltd.                                 131,305               923,562
     UltraTech Cement, Ltd.                               79,522             3,942,605
     United Breweries, Ltd.                               65,858             1,343,497
*    United Spirits, Ltd.                                338,070             2,564,421
     UPL, Ltd.                                         1,089,936            12,062,284
     Vakrangee, Ltd.                                     367,011               223,348
     Vedanta, Ltd.                                     4,103,469            11,488,098
*    Vodafone Idea, Ltd.                               5,576,048             2,366,975
     Voltas, Ltd.                                        135,147             1,028,557
     Whirlpool of India, Ltd.                             10,822               227,041
     Wipro, Ltd.                                       1,408,295             7,302,420
     Yes Bank, Ltd.                                    3,352,181             9,198,533
     Zee Entertainment Enterprises, Ltd.                 681,709             3,635,953
                                                                          ------------
TOTAL INDIA                                                                750,772,863
                                                                          ------------
INDONESIA -- (2.9%)
     Ace Hardware Indonesia Tbk PT                     3,874,600               471,970
     Adaro Energy Tbk PT                              56,601,000             5,656,396
     Astra Agro Lestari Tbk PT                         1,255,245             1,258,589
     Astra International Tbk PT                       22,239,310            13,491,514
     Bank Central Asia Tbk PT                          8,457,600            17,108,994
     Bank Danamon Indonesia Tbk PT                     4,749,479             3,097,283
     Bank Mandiri Persero Tbk PT                      15,448,034             8,278,970
     Bank Negara Indonesia Persero Tbk PT             13,179,322             8,598,949
*    Bank Pan Indonesia Tbk PT                         1,807,800               182,549
     Bank Pembangunan Daerah Jawa Barat Dan Banten
       Tbk PT                                          1,514,200               252,896
     Bank Rakyat Indonesia Persero Tbk PT             63,168,800            17,509,747
     Bank Tabungan Negara Persero Tbk PT               9,133,700             1,799,516
     Barito Pacific Tbk PT                            12,319,700             2,307,453
     Bayan Resources Tbk PT                               79,500               107,982
     Bukit Asam Tbk PT                                 8,340,900             2,580,629
*    Bumi Serpong Damai Tbk PT                        14,541,100             1,389,126
     Charoen Pokphand Indonesia Tbk PT                11,695,400             6,199,230

THE EMERGING MARKETS SERIES
CONTINUED


                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                     ---------- -------------------------------
INDONESIA -- (Continued)
    Gudang Garam Tbk PT                                 812,100          $  4,864,376
    Indah Kiat Pulp & Paper Corp. Tbk PT              4,827,500             4,520,229
    Indo Tambangraya Megah Tbk PT                       600,100               981,485
    Indocement Tunggal Prakarsa Tbk PT                1,672,900             2,306,196
    Indofood CBP Sukses Makmur Tbk PT                 3,456,800             2,671,864
    Indofood Sukses Makmur Tbk PT                    14,411,400             8,015,902
    Indosat Tbk PT                                    1,720,800               337,576
    Japfa Comfeed Indonesia Tbk PT                    1,452,100               304,996
    Jasa Marga Persero Tbk PT                         3,871,113             1,369,860
    Kalbe Farma Tbk PT                               27,775,800             3,183,370
    Matahari Department Store Tbk PT                  3,241,500             1,629,466
    Mayora Indah Tbk PT                              18,503,625             3,421,424
    Media Nusantara Citra Tbk PT                      6,244,300               378,902
*   Mitra Keluarga Karyasehat Tbk PT                  2,463,600               266,104
    Pabrik Kertas Tjiwi Kimia Tbk PT                    493,400               478,036
    Pakuwon Jati Tbk PT                              46,392,900             2,161,197
    Perusahaan Gas Negara Persero Tbk                14,270,600             2,636,049
    Sarana Menara Nusantara Tbk PT                    6,768,700               409,605
    Semen Baturaja Persero Tbk PT                     1,298,200               151,023
    Semen Indonesia Persero Tbk PT                    4,499,500             4,088,892
    Sinar Mas Agro Resources & Technology Tbk PT      1,035,900               306,143
    Surya Citra Media Tbk PT                          8,971,800             1,213,962
    Telekomunikasi Indonesia Persero Tbk PT          37,216,900            10,386,443
#   Telekomunikasi Indonesia Persero Tbk PT,
      Sponsored ADR                                     196,768             5,503,601
*   Totalindo Eka Persada Tbk PT                        722,000                41,147
    Tower Bersama Infrastructure Tbk PT               2,503,600               882,772
    Unilever Indonesia Tbk PT                         2,015,700             7,212,318
    United Tractors Tbk PT                            4,047,896             7,465,556
*   Vale Indonesia Tbk PT                             4,292,200             1,190,504
    Waskita Karya Persero Tbk PT                     14,656,579             2,081,077
*   XL Axiata Tbk PT                                 12,061,400             1,872,846
                                                                         ------------
TOTAL INDONESIA                                                           172,624,714
                                                                         ------------
MALAYSIA -- (3.0%)
    AFFIN Bank Bhd                                      538,890               291,830
    AirAsia Group Bhd                                 6,063,200             4,519,885
    Alliance Bank Malaysia Bhd                        1,892,200             1,964,516
    AMMB Holdings Bhd                                 3,518,659             3,879,731
    Astro Malaysia Holdings Bhd                       2,488,700             1,023,406
#   Axiata Group Bhd                                  4,573,695             4,499,892
    Batu Kawan Bhd                                      105,400               437,669
    BIMB Holdings Bhd                                 1,193,855             1,094,994
    Boustead Holdings Bhd                               264,800                94,548
    British American Tobacco Malaysia Bhd               238,400             2,239,254
    Bursa Malaysia Bhd                                  406,600               726,021
    Carlsberg Brewery Malaysia Bhd, Class B              26,500               132,739
    CIMB Group Holdings Bhd                           4,821,294             6,636,831
    Dialog Group Bhd                                  1,487,318             1,091,382
    DiGi.Com Bhd                                      5,082,520             5,807,569
    FGV Holdings Bhd                                  3,748,000               917,596
    Fraser & Neave Holdings Bhd                         112,600               936,056
    Gamuda Bhd                                        2,846,200             1,920,535
    Genting Bhd                                       5,238,500             8,893,752
    Genting Malaysia Bhd                              4,360,000             3,513,435
    Genting Plantations Bhd                             415,400             1,036,526
    HAP Seng Consolidated Bhd                           973,700             2,348,868
#   Hartalega Holdings Bhd                            2,213,600             2,929,048
    Heineken Malaysia Bhd                                30,400               154,712
    Hong Leong Bank Bhd                                 446,566             2,255,495

THE EMERGING MARKETS SERIES
CONTINUED


                                                             SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                           ---------- -------------------------------
MALAYSIA -- (Continued)
     Hong Leong Financial Group Bhd                           667,383          $  3,217,060
     IHH Healthcare Bhd                                     1,798,500             2,470,239
     IJM Corp. Bhd                                          5,975,162             2,672,022
     Inari Amertron Bhd                                     3,266,200             1,203,615
     IOI Corp. Bhd                                          3,070,405             3,494,595
     IOI Properties Group Bhd                               2,744,029             1,047,585
     Kuala Lumpur Kepong Bhd                                  692,500             4,173,618
     Malayan Banking Bhd                                    4,762,143            11,109,770
     Malaysia Airports Holdings Bhd                         2,453,741             4,831,192
     Malaysia Building Society Bhd                          3,920,810               955,378
     Maxis Bhd                                              2,881,400             4,053,060
     MISC Bhd                                               2,133,598             3,539,839
#    MMC Corp. Bhd                                          1,596,500               328,485
     Nestle Malaysia Bhd                                       44,500             1,614,007
     Petronas Chemicals Group Bhd                           3,389,400             7,004,808
     Petronas Dagangan Bhd                                    307,800             1,988,218
     Petronas Gas Bhd                                         890,500             3,936,269
     PPB Group Bhd                                            947,980             4,210,257
#    Press Metal Aluminium Holdings Bhd                     1,919,800             2,029,360
     Public Bank Bhd                                        3,656,014            22,146,172
     QL Resources Bhd                                         824,890             1,363,125
     RHB Bank Bhd                                           1,497,605             1,988,741
# *  Sapura Energy Bhd                                      1,536,800                99,875
     Sime Darby Bhd                                         4,343,661             2,386,292
     Sime Darby Plantation Bhd                              3,100,461             3,912,746
     Sime Darby Property Bhd                                3,068,061               863,705
     SP Setia Bhd Group                                     1,588,249               999,163
#    Sunway Bhd                                             3,542,825             1,403,169
#    Telekom Malaysia Bhd                                   1,604,564             1,142,489
     Tenaga Nasional Bhd                                    3,718,850            11,743,224
     Top Glove Corp. Bhd                                    2,440,300             2,878,735
     UMW Holdings Bhd                                         936,466             1,336,744
     United Plantations Bhd                                    46,700               295,524
     Westports Holdings Bhd                                 1,568,000             1,426,401
     YTL Corp. Bhd                                         13,545,299             3,642,796
     YTL Power International Bhd                            2,843,597               625,439
                                                                               ------------
TOTAL MALAYSIA                                                                  181,480,007
                                                                               ------------
MEXICO -- (3.7%)
     Alfa S.A.B. de C.V., Class A                          10,029,898            12,656,536
     America Movil S.A.B. de C.V., Sponsored ADR, Class L     109,448             1,756,640
     America Movil S.A.B. de C.V., Series L                48,207,854            38,798,723
     Arca Continental S.A.B. de C.V                           668,845             3,880,733
     Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, ADR                  98,766               735,807
#    Banco Santander Mexico SA Institucion de Banca
       Multiple Grupo Financiero Santand, Class B           2,874,373             4,287,002
#    Becle S.A.B. de C.V.                                     416,584               533,740
*    Cemex S.A.B. de C.V.                                  24,758,419            13,426,496
     Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR             13,053               811,766
     Coca-Cola Femsa S.A.B. de C.V., Series L                 337,326             2,107,863
     El Puerto de Liverpool S.A.B. de C.V.                    293,210             1,920,974
     Fomento Economico Mexicano S.A.B. de C.V.              1,232,252            11,212,689
     Gruma S.A.B. de C.V., Class B                            573,607             7,006,961
     Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR      13,641             1,229,600
#    Grupo Aeroportuario del Pacifico S.A.B. de C.V.,
       Class B                                                533,221             4,798,146
     Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR       32,374             5,890,449
     Grupo Bimbo S.A.B. de C.V., Class A                    2,348,504             4,648,557
#    Grupo Carso S.A.B. de C.V., Series A1                    793,269             3,111,306

THE EMERGING MARKETS SERIES
CONTINUED


                                                                              SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                            ---------- -------------------------------
MEXICO -- (Continued)
#    Grupo Elektra S.A.B. de C.V.                                               95,655          $  5,192,375
     Grupo Financiero Banorte S.A.B. de C.V.                                 2,393,709            13,312,814
     Grupo Financiero Inbursa S.A.B. de C.V.                                 3,950,124             5,707,588
     Grupo Lala S.A.B. de C.V.                                                 676,654               820,240
#    Grupo Mexico S.A.B. de C.V., Series B                                   6,360,255            15,137,089
     Grupo Televisa S.A.B., Sponsored ADR                                      202,737             2,536,240
#    Grupo Televisa S.A.B., Series CPO                                       3,716,830             9,316,250
# *  Impulsora del Desarrollo y el Empleo en America Latina S.A.B. de C.V.   2,300,948             4,030,998
#    Industrias Penoles S.A.B. de C.V.                                         371,252             5,067,421
     Infraestructura Energetica Nova S.A.B. de C.V.                            759,365             2,978,330
#    Kimberly-Clark de Mexico S.A.B. de C.V., Class A                        2,712,172             4,542,921
     Megacable Holdings S.A.B. de C.V.                                         250,780             1,127,984
#    Mexichem S.A.B. de C.V.                                                 3,426,482             9,176,229
*    Organizacion Soriana S.A.B. de C.V., Class B                            1,059,965             1,491,093
     Promotora y Operadora de Infraestructura S.A.B. de C.V.                   284,767             2,897,967
     Wal-Mart de Mexico S.A.B. de C.V.                                       7,198,435            18,908,726
                                                                                                ------------
TOTAL MEXICO                                                                                     221,058,253
                                                                                                ------------
PERU -- (0.3%)
     Cementos Pacasmayo SAA, ADR                                                15,158               151,583
#    Cia de Minas Buenaventura SAA, ADR                                        125,122             1,958,159
     Credicorp, Ltd.                                                            70,995            17,236,166
     Grana y Montero SAA, Sponsored ADR                                        108,988               347,672
                                                                                                ------------
TOTAL PERU                                                                                        19,693,580
                                                                                                ------------
PHILIPPINES -- (1.4%)
     Aboitiz Equity Ventures, Inc.                                           2,290,670             2,835,387
     Aboitiz Power Corp.                                                     1,962,800             1,449,592
     Alliance Global Group, Inc.                                             9,328,900             2,454,016
     Ayala Corp.                                                               321,242             5,729,286
     Ayala Land, Inc.                                                        9,812,818             8,384,152
     Bank of the Philippine Islands                                          1,033,712             1,809,394
     BDO Unibank, Inc.                                                       1,553,962             4,037,391
     Bloomberry Resorts Corp.                                                  827,600               175,481
     DMCI Holdings, Inc.                                                    12,579,700             3,042,277
     Emperador, Inc.                                                         1,850,900               266,472
     Globe Telecom, Inc.                                                        65,285             2,539,208
     GT Capital Holdings, Inc.                                                 151,745             3,116,713
     International Container Terminal Services, Inc.                         1,287,400             2,677,610
     JG Summit Holdings, Inc.                                                3,198,480             3,976,638
     Jollibee Foods Corp.                                                      639,740             3,885,213
     LT Group, Inc.                                                          4,703,300             1,401,577
     Manila Electric Co.                                                       295,630             2,079,661
     Megaworld Corp.                                                        25,471,100             2,529,208
     Metro Pacific Investments Corp.                                        20,451,700             1,911,782
     Metropolitan Bank & Trust Co.                                           1,385,577             2,236,557
*    Philippine National Bank                                                   43,048                37,192
     PLDT, Inc., Sponsored ADR                                                  90,189             2,237,589
     PLDT, Inc.                                                                 90,000             2,237,000
     Puregold Price Club, Inc.                                               2,074,700             1,812,684
     Robinsons Land Corp.                                                    3,184,682             1,347,717
     Robinsons Retail Holdings, Inc.                                           541,860               914,828
     San Miguel Corp.                                                        1,462,960             4,641,096
     Security Bank Corp.                                                       429,970             1,479,111
     Semirara Mining & Power Corp.                                           1,973,600               898,254
     SM Investments Corp.                                                      189,763             3,619,987
     SM Prime Holdings, Inc.                                                 7,730,810             5,668,339
*    Top Frontier Investment Holdings, Inc.                                     42,789               230,255

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                         --------- -------------------------------
PHILIPPINES -- (Continued)
    Universal Robina Corp.                               1,309,160          $  3,723,296
                                                                            ------------
TOTAL PHILIPPINES                                                             85,384,963
                                                                            ------------
POLAND -- (1.7%)
*   Alior Bank SA                                          216,845             3,358,681
*   AmRest Holdings SE                                      15,205               160,979
    Bank Handlowy w Warszawie SA                            49,928               928,346
*   Bank Millennium SA                                   1,319,118             3,133,093
#   Bank Pekao SA                                          120,869             3,597,219
    CCC SA                                                  39,570             1,905,226
*   CD Projekt SA                                           91,082             4,651,116
*   Cyfrowy Polsat SA                                      554,923             3,535,590
*   Dino Polska SA                                          73,877             1,994,156
*   Enea SA                                                  9,673                27,910
    Grupa Azoty SA                                          80,163               798,832
    Grupa Lotos SA                                         352,784             8,820,357
#   ING Bank Slaski SA                                      37,962             1,952,460
*   Jastrzebska Spolka Weglowa SA                          115,275             2,119,521
*   KGHM Polska Miedz SA                                   370,074             9,388,489
    LPP SA                                                   2,046             4,597,905
    mBank SA                                                30,837             3,723,621
*   Orange Polska SA                                       531,341               800,030
*   PGE Polska Grupa Energetyczna SA                     1,870,651             5,983,189
    Polski Koncern Naftowy Orlen S.A                       565,808            15,942,070
    Polskie Gornictwo Naftowe i Gazownictwo SA           1,863,953             3,826,225
    Powszechna Kasa Oszczednosci Bank Polski SA            606,333             6,445,370
    Powszechny Zaklad Ubezpieczen SA                       808,411             9,713,986
    Santander Bank Polska SA                                33,813             3,401,775
*   Tauron Polska Energia SA                               737,950               471,889
                                                                            ------------
TOTAL POLAND                                                                 101,278,035
                                                                            ------------
RUSSIA -- (1.8%)
    Gazprom PJSC, Sponsored ADR                          2,221,918            10,863,437
    Gazprom PJSC, Sponsored ADR                             42,939               210,186
    Lukoil PJSC, Sponsored ADR(BYZF386)                     68,365             5,482,873
    Lukoil PJSC, Sponsored ADR(BYZDW2900)                  171,816            13,796,386
    Magnitogorsk Iron & Steel Works PJSC, GDR              199,210             1,720,171
*   Mail.Ru Group, Ltd., GDR                                57,637             1,422,481
    MMC Norilsk Nickel PJSC, ADR                            36,191               760,373
    MMC Norilsk Nickel PJSC, ADR                           406,377             8,464,154
    Novatek PJSC, GDR                                       41,558             7,630,003
    Novolipetsk Steel PJSC, GDR                            111,869             2,622,491
    PhosAgro PJSC, GDR                                      83,207             1,134,456
    PhosAgro PJSC, GDR                                      27,937               380,502
    Rosneft Oil Co. PJSC, GDR                               54,030               337,688
    Rosneft Oil Co. PJSC, GDR                              700,727             4,381,786
    Rostelecom PJSC, Sponsored ADR                          20,806               136,695
    Rostelecom PJSC, Sponsored ADR                          78,867               527,764
    RusHydro PJSC, ADR                                      12,131                 8,959
    RusHydro PJSC, ADR                                   1,196,354               877,685
    Sberbank of Russia PJSC, Sponsored ADR               1,818,206            24,725,340
    Severstal PJSC, GDR                                    191,829             2,929,447
    Severstal PJSC, GDR                                      3,447                52,601
    Tatneft PJSC, Sponsored ADR                            137,960            10,139,905
    VEON, Ltd., ADR                                        283,561               717,409
    VTB Bank PJSC, GDR                                   1,358,280             1,717,959
    VTB Bank PJSC, GDR                                   1,913,221             2,420,225

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
RUSSIA -- (Continued)
     X5 Retail Group NV, GDR                                117,627          $  3,100,648
                                                                             ------------
TOTAL RUSSIA                                                                  106,561,624
                                                                             ------------
SOUTH AFRICA -- (7.5%)
     Absa Group, Ltd.                                     2,001,955            28,094,143
     Anglo American Platinum, Ltd.                           87,998             4,247,651
     AngloGold Ashanti, Ltd.                                 30,125               424,864
#    AngloGold Ashanti, Ltd., Sponsored ADR               1,637,102            23,394,188
     Aspen Pharmacare Holdings, Ltd.                        574,874             6,319,211
     Assore, Ltd.                                            26,096               677,257
     AVI, Ltd.                                              429,602             3,019,760
     Bid Corp., Ltd.                                        684,844            14,696,935
     Bidvest Group, Ltd. (The)                              873,084            13,390,640
     Capitec Bank Holdings, Ltd.                             75,595             6,668,186
#    Clicks Group, Ltd.                                     400,578             5,956,512
     Discovery, Ltd.                                        731,267             8,790,930
     Distell Group Holdings, Ltd.                            28,984               251,105
     Exxaro Resources, Ltd.                                 608,058             7,087,359
     FirstRand, Ltd.                                      4,821,116            25,333,880
#    Foschini Group, Ltd. (The)                             428,773             5,492,835
     Gold Fields, Ltd., Sponsored ADR                     3,443,277            14,117,436
     Imperial Logistics, Ltd.                               583,684             2,993,600
     Investec, Ltd.                                         684,825             4,513,848
     Kumba Iron Ore, Ltd.                                   164,394             4,231,566
     Liberty Holdings, Ltd.                                 302,881             2,447,232
     Life Healthcare Group Holdings, Ltd.                 3,525,337             7,226,707
*    MMI Holdings, Ltd.                                   1,086,797             1,377,013
     Mondi, Ltd.                                            303,793             7,554,262
#    Mr. Price Group, Ltd.                                  439,100             7,391,356
     MTN Group, Ltd.                                      3,510,155            22,966,377
     Naspers, Ltd., Class N                                 271,287            62,755,125
     Nedbank Group, Ltd.                                    665,313            14,399,200
#    NEPI Rockcastle P.L.C.                                 360,968             3,412,987
     Netcare, Ltd.                                        2,825,287             5,318,024
     Pick n Pay Stores, Ltd.                                261,842             1,372,575
     Pioneer Foods Group, Ltd.                               47,263               281,613
     PSG Group, Ltd.                                        301,924             5,725,610
     Sanlam, Ltd.                                         3,606,425            22,924,239
     Sappi, Ltd.                                          1,893,884            11,188,337
     Sasol, Ltd., Sponsored ADR                             742,393            22,427,693
     Shoprite Holdings, Ltd.                                724,615             8,966,221
*    Sibanye Gold, Ltd.                                   3,857,019             3,352,289
     SPAR Group, Ltd. (The)                                 284,382             4,291,161
     Standard Bank Group, Ltd.                            2,064,368            30,500,426
# *  Steinhoff International Holdings NV                  3,896,458               488,159
     Telkom SA SOC, Ltd.                                     77,207               390,644
     Tiger Brands, Ltd.                                     311,532             6,532,375
     Truworths International, Ltd.                          979,184             5,959,609
     Vodacom Group, Ltd.                                    757,800             6,895,517
     Woolworths Holdings, Ltd.                            2,502,184             9,509,264
                                                                             ------------
TOTAL SOUTH AFRICA                                                            455,355,921
                                                                             ------------
SOUTH KOREA -- (16.4%)
     Amorepacific Corp.                                      27,561             4,507,273
     AMOREPACIFIC Group                                      27,890             1,723,412
     BGF Co., Ltd.                                          216,994             1,550,752
     BGF retail Co., Ltd.                                     3,765               621,551
     BNK Financial Group, Inc.                              525,177             3,474,093

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
SOUTH KOREA -- (Continued)
*    Celltrion Pharm, Inc.                                    7,682           $   436,704
# *  Celltrion, Inc.                                         79,315            15,703,956
     Cheil Worldwide, Inc.                                   93,735             1,979,652
     CJ CGV Co., Ltd.                                         4,832               185,825
     CJ CheilJedang Corp.                                    19,918             6,139,797
     CJ Corp.                                                44,364             4,817,407
     CJ ENM Co., Ltd.                                         9,354             1,788,009
*    CJ Logistics Corp.                                      10,274             1,553,604
     Com2uSCorp.                                             11,105             1,145,401
     Cosmax, Inc.                                             4,801               545,425
     Coway Co., Ltd.                                         80,403             6,059,373
     Cuckoo Holdings Co., Ltd.                                  768                86,381
*    Cuckoo Homesys Co., Ltd.                                   190                30,309
     Daelim Industrial Co., Ltd.                             56,433             5,413,646
*    Daewoo Engineering & Construction Co., Ltd.            194,727               910,407
*    Daewoo Shipbuilding & Marine Engineering Co., Ltd.      71,856             2,403,887
     Daewoong Pharmaceutical Co., Ltd.                          927               161,797
     DB Insurance Co., Ltd.                                 163,518            10,211,688
     DGB Financial Group, Inc.                              320,239             2,501,205
     Dongsuh Cos., Inc.                                      15,171               262,169
     Doosan Bobcat, Inc.                                     53,931             1,612,918
     Doosan Corp.                                            16,851             1,786,389
# *  Doosan Heavy Industries & Construction Co., Ltd.       239,641             2,456,929
# *  Doosan Infracore Co., Ltd.                             492,270             3,848,503
     Douzone Bizon Co., Ltd.                                 19,977               742,272
     E-MART, Inc.                                            33,241             5,741,801
     Fila Korea, Ltd.                                        57,807             2,484,230
     Grand Korea Leisure Co., Ltd.                           41,934               971,789
     Green Cross Corp.                                        4,294               531,541
     Green Cross Holdings Corp.                              23,565               507,453
#    GS Engineering & Construction Corp.                    129,093             5,471,913
     GS Holdings Corp.                                      185,417             9,075,324
     GS Home Shopping, Inc.                                   4,597               784,794
     GS Retail Co., Ltd.                                     53,143             1,721,563
     Hana Financial Group, Inc.                             550,048            19,777,806
*    Hanall Biopharma Co., Ltd.                               7,801               245,907
#    Hanjin Kal Corp.                                        50,230             1,252,920
     Hankook Tire Co., Ltd.                                 132,767             4,994,176
     Hanmi Pharm Co., Ltd.                                    5,930             2,320,310
#    Hanmi Science Co., Ltd.                                 10,613               700,789
     Hanon Systems                                          266,528             3,077,326
     Hanssem Co., Ltd.                                       16,476             1,063,283
*    Hanwha Aerospace Co., Ltd.                              50,134             1,418,977
*    Hanwha Chemical Corp.                                  274,094             5,559,378
     Hanwha Corp.                                           173,110             5,487,147
     Hanwha Life Insurance Co., Ltd.                      1,038,851             4,024,175
     HDC Holdings Co., Ltd.                                 202,810             3,414,091
     Hite Jinro Co., Ltd.                                    48,621               740,011
# *  HLB, Inc.                                               27,568             1,868,987
#    Hotel Shilla Co., Ltd.                                  48,943             3,384,805
*    Hugel, Inc.                                              2,135               642,831
*    Hyosung Advanced Materials Corp.                         7,969               823,104
*    Hyosung Chemical Corp.                                   5,674               722,518
# *  Hyosung Corp.                                           39,608             2,501,233
*    Hyosung TNC Co., Ltd.                                    7,698             1,192,603
#    Hyundai Construction Equipment Co., Ltd.                17,784               885,544
     Hyundai Department Store Co., Ltd.                      27,576             2,373,907
     Hyundai Elevator Co., Ltd.                              14,161             1,423,571
     Hyundai Engineering & Construction Co., Ltd.           120,529             6,772,602

THE EMERGING MARKETS SERIES
CONTINUED

                                                  SHARES  VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                  ------- -------------------------------
SOUTH KOREA -- (Continued)
     Hyundai Glovis Co., Ltd.                      30,952           $ 3,957,522
     Hyundai Greenfood Co., Ltd.                   43,241               535,090
*    Hyundai Heavy Industries Co., Ltd.            55,503             6,945,829
*    Hyundai Heavy Industries Holdings Co., Ltd.   21,463             6,947,297
     Hyundai Home Shopping Network Corp.            5,020               465,013
     Hyundai Marine & Fire Insurance Co., Ltd.    208,568             7,000,294
*    Hyundai Merchant Marine Co., Ltd.            188,580               679,853
#    Hyundai Mipo Dockyard Co., Ltd.               40,720             2,307,442
     Hyundai Mobis Co., Ltd.                       59,300            12,012,231
     Hyundai Motor Co.                            128,680            15,001,713
# *  Hyundai Rotem Co., Ltd.                       32,868               787,031
     Hyundai Steel Co.                            191,753             8,823,396
     Hyundai Wia Corp.                             18,822               740,556
#    Iljin Materials Co., Ltd.                     17,651               647,089
*    Industrial Bank of Korea                     471,813             6,043,485
     Innocean Worldwide, Inc.                       3,114               197,162
     Jeil Pharmaceutical Co., Ltd.                    157                 6,380
# *  Kakao Corp.                                   28,969             2,595,252
     Kangwon Land, Inc.                           104,801             3,206,427
*    KB Financial Group, Inc.                     304,931            13,102,055
*    KB Financial Group, Inc., ADR                 58,792             2,511,006
     KCC Corp.                                     11,664             3,434,347
     KEPCO Plant Service & Engineering Co., Ltd.   30,975               946,591
#    Kia Motors Corp.                             400,369            13,091,296
#    KIWOOM Securities Co., Ltd.                   25,281             1,967,247
     Koh Young Technology, Inc.                     2,393               176,865
     Kolon Industries, Inc.                        40,014             2,140,452
*    Komipharm International Co., Ltd.             25,078               516,001
*    Korea Aerospace Industries, Ltd.              37,044             1,139,562
# *  Korea Electric Power Corp., Sponsored ADR    130,759             2,004,535
*    Korea Electric Power Corp.                   150,306             4,644,980
*    Korea Gas Corp.                               41,078             2,001,953
     Korea Investment Holdings Co., Ltd.           86,314             5,006,050
#    Korea Kolmar Co., Ltd.                        15,861               962,545
     Korea Petrochemical Ind Co., Ltd.              4,681               715,645
     Korea Zinc Co., Ltd.                           9,767             3,867,758
     Korean Air Lines Co., Ltd.                   185,901             6,089,363
     Korean Reinsurance Co.                        69,779               563,874
*    KT Corp., Sponsored ADR                       82,100             1,134,622
*    KT&G Corp.                                    98,283             8,751,295
     Kumho Petrochemical Co., Ltd.                 36,680             2,974,907
*    Kumho Tire Co., Inc.                         104,196               476,863
     LG Chem, Ltd.                                 41,518            13,773,335
     LG Corp.                                     144,282            10,088,401
# *  LG Display Co., Ltd., ADR                    808,137             6,836,839
# *  LG Display Co., Ltd.                         525,059             8,943,134
     LG Electronics, Inc.                         216,779            13,011,588
     LG Household & Health Care, Ltd.              13,212            15,032,294
     LG Innotek Co., Ltd.                          40,182             3,548,618
     LG Uplus Corp.                               450,480             6,122,959
     LIG Nex1 Co., Ltd.                             2,016                61,754
     Lotte Chemical Corp.                          42,891            11,600,901
     Lotte Chilsung Beverage Co., Ltd.                 28                36,137
     Lotte Confectionery Co., Ltd.                    237                37,147
*    Lotte Corp.                                   22,342             1,053,489
     LOTTE Fine Chemical Co., Ltd.                 26,238             1,072,914
     LOTTE Himart Co., Ltd.                        14,100               642,149
     Lotte Shopping Co., Ltd.                      21,301             3,757,271
     LS Corp.                                      41,095             2,123,843

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          --------- -------------------------------
SOUTH KOREA -- (Continued)
    LS Industrial Systems Co., Ltd.                          27,263          $  1,289,598
    Macquarie Korea Infrastructure Fund                     501,890             4,456,687
    Mando Corp.                                              64,625             1,976,804
    Medy-Tox, Inc.                                            7,354             3,444,509
    Meritz Financial Group, Inc.                            132,014             1,468,928
    Meritz Fire & Marine Insurance Co., Ltd.                174,445             3,482,689
    Meritz Securities Co., Ltd.                             775,459             3,204,153
#   Mirae Asset Daewoo Co., Ltd.                            725,447             4,973,341
    NAVER Corp.                                             146,943            18,013,088
    NCSoft Corp.                                             16,404             6,907,450
#   Netmarble Corp.                                          13,796             1,331,524
    Nexen Tire Corp.                                         44,385               393,594
    NH Investment & Securities Co., Ltd.                    271,628             3,421,606
*   NHN Entertainment Corp.                                  13,146               700,743
    NongShim Co., Ltd.                                        5,761             1,448,481
    OCI Co., Ltd.                                            46,230             4,468,487
    Orion Corp.                                               8,589               877,178
    Orion Holdings Corp.                                     68,636             1,167,162
    Ottogi Corp.                                              1,212               849,806
*   Pan Ocean Co., Ltd.                                     431,074             1,762,647
    Paradise Co., Ltd.                                       42,701               703,233
*   Pearl Abyss Corp.                                         6,703             1,164,310
    POSCO, Sponsored ADR                                    104,186             6,274,081
    POSCO                                                    70,065            17,295,680
#   POSCO Chemtech Co., Ltd.                                 24,010             1,289,216
#   Posco Daewoo Corp.                                       99,219             1,793,682
    S-1 Corp.                                                25,840             2,387,678
*   Samsung Biologics Co., Ltd.                               6,405             2,311,589
    Samsung C&T Corp.                                        51,407             5,561,827
    Samsung Card Co., Ltd.                                   51,403             1,540,065
#   Samsung Electro-Mechanics Co., Ltd.                      47,511             4,649,659
    Samsung Electronics Co., Ltd., GDR                       52,509            54,114,484
    Samsung Electronics Co., Ltd.                         4,912,950           204,841,067
*   Samsung Engineering Co., Ltd.                           148,644             2,246,826
    Samsung Fire & Marine Insurance Co., Ltd.                63,656            15,618,444
*   Samsung Heavy Industries Co., Ltd.                      840,137             6,901,061
    Samsung Life Insurance Co., Ltd.                         61,511             4,890,940
#   Samsung SDI Co., Ltd.                                    39,931             8,060,419
    Samsung SDS Co., Ltd.                                    29,343             5,922,055
    Samsung Securities Co., Ltd.                            124,249             3,750,796
    Seoul Semiconductor Co., Ltd.                            43,467               930,674
    SFA Engineering Corp.                                    28,906             1,066,480
*   Shinhan Financial Group Co., Ltd.                       305,033            11,798,086
*   Shinhan Financial Group Co., Ltd., ADR                   67,490             2,597,015
    Shinsegae, Inc.                                          14,738             3,519,447
    SK Discovery Co., Ltd.                                   41,989             1,095,201
    SK Holdings Co., Ltd.                                    44,983            10,685,239
    SK Hynix, Inc.                                          821,484            54,932,405
    SK Innovation Co., Ltd.                                  86,337            14,655,555
    SK Materials Co., Ltd.                                    9,016             1,265,319
    SK Networks Co., Ltd.                                   327,565             1,750,776
    SK Telecom Co., Ltd., Sponsored ADR                      24,883               631,779
    SK Telecom Co., Ltd.                                     18,352             4,248,640
    SKC Co., Ltd.                                            45,410             1,586,031
*   SKCKOLONPI, Inc.                                          1,566                48,949
    S-Oil Corp.                                              39,787             3,746,395
    Ssangyong Cement Industrial Co., Ltd.                   246,810             1,474,572
    Taekwang Industrial Co., Ltd.                               487               594,784
    Tongyang Life Insurance Co., Ltd.                        44,805               198,215

THE EMERGING MARKETS SERIES
CONTINUED

                                                 SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                               ---------- -------------------------------
SOUTH KOREA -- (Continued)
*   Woori Bank                                    767,967          $ 10,341,956
    Woori Financial Group, Inc.                     3,749               151,460
    Young Poong Corp.                                 463               319,459
*   Youngone Corp.                                 43,468             1,354,573
    Yuhan Corp.                                     9,855             2,109,836
*   Yungjin Pharmaceutical Co., Ltd.               60,994               356,974
TOTAL SOUTH KOREA                                                   991,896,197
TAIWAN -- (14.1%)
#   Accton Technology Corp.                       685,000             2,465,290
#   Acer, Inc.                                  4,849,811             3,161,985
    Advantech Co., Ltd.                           373,663             2,817,727
#   Airtac International Group                    218,518             2,577,262
    ASE Technology Holding Co., Ltd., ADR         133,966               534,525
    ASE Technology Holding Co., Ltd.            7,079,782            14,238,392
    Asia Cement Corp.                           3,763,758             4,525,403
*   Asia Pacific Telecom Co., Ltd.              2,696,000               624,785
    Asustek Computer, Inc.                      1,099,180             8,568,406
#   AU Optronics Corp., Sponsored ADR             228,303               874,401
#   AU Optronics Corp.                         23,916,873             9,375,383
    Brighton-Best International Taiwan, Inc.      175,000               208,131
    Catcher Technology Co., Ltd.                1,524,429            11,735,114
    Cathay Financial Holding Co., Ltd.          6,545,450             9,412,851
    Chailease Holding Co., Ltd.                 2,451,916             9,157,746
    Chang Hwa Commercial Bank, Ltd.             9,221,974             5,405,173
#   Cheng Shin Rubber Industry Co., Ltd.        3,477,965             4,927,996
    Chicony Electronics Co., Ltd.               1,172,497             2,587,329
    China Airlines, Ltd.                        9,779,536             3,392,351
    China Development Financial Holding Corp.  22,365,121             7,346,407
    China Life Insurance Co., Ltd.              4,546,354             4,142,140
    China Motor Corp.                             825,000               645,065
*   China Petrochemical Development Corp.       3,819,000             1,344,860
    China Steel Corp.                          15,533,932            12,952,329
    Chipbond Technology Corp.                   1,246,000             2,768,704
    Chroma ATE, Inc.                              642,000             2,581,908
    Chunghwa Telecom Co., Ltd., Sponsored ADR     258,465             9,072,121
    Chunghwa Telecom Co., Ltd.                  1,536,000             5,388,268
    Compal Electronics, Inc.                    8,616,541             5,167,164
    CTBC Financial Holding Co., Ltd.           20,702,175            14,096,984
    CTCI Corp.                                  1,199,000             1,841,908
#   Delta Electronics, Inc.                     2,064,486            10,315,761
    E Ink Holdings, Inc.                        1,072,000             1,148,460
    E.Sun Financial Holding Co., Ltd.          15,030,377            10,534,829
    Eclat Textile Co., Ltd.                       258,402             2,969,791
    Eternal Materials Co., Ltd.                 1,630,591             1,332,299
    Eva Airways Corp.                           8,054,441             3,938,006
    Evergreen Marine Corp. Taiwan, Ltd.         5,141,782             2,025,733
    Far Eastern New Century Corp.               7,623,085             7,482,385
    Far EasTone Telecommunications Co., Ltd.    2,601,000             6,104,625
    Feng Hsin Steel Co., Ltd.                       7,000                13,336
    Feng TAY Enterprise Co., Ltd.                 500,424             3,189,239
#   First Financial Holding Co., Ltd.          15,909,988            10,609,378
    Formosa Chemicals & Fibre Corp.             2,951,518            10,271,697
#   Formosa Petrochemical Corp.                 1,719,000             6,104,044
    Formosa Plastics Corp.                      3,312,153            11,084,161
#   Formosa Sumco Technology Corp.                 29,000               120,082
    Formosa Taffeta Co., Ltd.                   1,412,000             1,629,559
    Foxconn Technology Co., Ltd.                1,494,627             2,916,762
    Fubon Financial Holding Co., Ltd.           8,817,233            12,928,139

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                     ---------- -------------------------------
TAIWAN -- (Continued)
     General Interface Solution Holding, Ltd.           491,000           $ 1,725,333
     Giant Manufacturing Co., Ltd.                      489,506             2,455,925
#    Globalwafers Co., Ltd.                             293,000             2,897,385
#    Gourmet Master Co., Ltd.                           133,840               940,663
     HannStar Display Corp.                           2,756,000               621,667
     Highwealth Construction Corp.                    1,158,190             1,825,609
     Hiwin Technologies Corp.                           452,627             3,667,328
     Hon Hai Precision Industry Co., Ltd.             9,612,322            22,280,627
#    Hota Industrial Manufacturing Co., Ltd.            290,235             1,158,870
#    Hotai Motor Co., Ltd.                              390,000             3,776,168
*    HTC Corp.                                          301,235               366,830
     Hua Nan Financial Holdings Co., Ltd.            12,116,935             7,319,956
     Innolux Corp.                                   29,692,241            10,239,455
     Inventec Corp.                                   5,188,550             4,051,084
     Kenda Rubber Industrial Co., Ltd.                  537,377               525,626
#    King Slide Works Co., Ltd.                          57,000               639,050
     King's Town Bank Co., Ltd.                       1,629,000             1,563,875
#    Largan Precision Co., Ltd.                         133,860            17,020,077
     Lien Hwa Industrial Corp.                           83,600                82,724
#    Lite-On Technology Corp.                         4,435,410             6,623,153
#    Long Chen Paper Co., Ltd.                          231,943               116,518
#    Macronix International                           5,042,074             3,337,424
     MediaTek, Inc.                                   1,092,995             8,856,467
     Mega Financial Holding Co., Ltd.                17,948,369            15,668,541
     Merida Industry Co., Ltd.                          164,287               816,642
     Micro-Star International Co., Ltd.               1,836,000             4,532,998
     Nan Ya Plastics Corp.                            4,331,599            10,823,261
#    Nanya Technology Corp.                           2,106,010             4,277,094
     Nien Made Enterprise Co., Ltd.                     257,000             2,214,755
     Novatek Microelectronics Corp.                     883,000             4,638,864
     Parade Technologies, Ltd.                           82,000             1,361,041
#    Pegatron Corp.                                   4,155,345             7,098,113
     Phison Electronics Corp.                           295,000             2,447,538
     Pou Chen Corp.                                   6,126,487             7,430,146
     Powertech Technology, Inc.                       2,362,819             5,546,953
     Poya International Co., Ltd.                        55,275               561,330
     President Chain Store Corp.                        795,831             8,452,827
     Qisda Corp.                                      3,366,000             2,173,197
#    Quanta Computer, Inc.                            3,869,000             7,129,573
     Radiant Opto-Electronics Corp.                     750,000             2,151,916
     Realtek Semiconductor Corp.                        728,950             3,994,751
     Ruentex Development Co., Ltd.                      952,230             1,457,736
     Ruentex Industries, Ltd.                           876,109             2,365,040
     Shin Kong Financial Holding Co., Ltd.           14,135,329             4,060,308
#    Silergy Corp.                                       85,000             1,286,098
     Simplo Technology Co., Ltd.                        338,000             2,481,753
     Sino-American Silicon Products, Inc.             1,508,000             3,317,698
     SinoPac Financial Holdings Co., Ltd.            17,621,623             6,012,737
     St Shine Optical Co., Ltd.                          15,000               281,418
#    Standard Foods Corp.                               624,418             1,022,272
     Synnex Technology International Corp.            2,080,343             2,599,572
#    TA Chen Stainless Pipe                           1,653,000             2,406,376
     Taichung Commercial Bank Co., Ltd.                 166,442                57,225
# *  TaiMed Biologics, Inc.                             144,000               812,055
     Taishin Financial Holding Co., Ltd.             16,620,662             7,413,194
     Taiwan Business Bank                             6,732,631             2,444,821
     Taiwan Cement Corp.                              7,525,292             9,326,848
     Taiwan Cooperative Financial Holding Co., Ltd.  13,888,806             8,423,728
     Taiwan FamilyMart Co., Ltd.                         85,000               637,436

THE EMERGING MARKETS SERIES
CONTINUED

                                                                    SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                                  ---------- -------------------------------
TAIWAN -- (Continued)
     Taiwan Fertilizer Co., Ltd.                                   1,269,000          $  1,803,549
     Taiwan Glass Industry Corp.                                   2,181,374               938,357
     Taiwan High Speed Rail Corp.                                  2,031,000             2,079,425
     Taiwan Mobile Co., Ltd.                                       2,215,300             7,916,358
     Taiwan Secom Co., Ltd.                                          427,670             1,207,454
     Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR   1,815,491            68,298,771
     Taiwan Semiconductor Manufacturing Co., Ltd.                 23,066,808           171,108,766
# *  Tatung Co., Ltd.                                              2,913,000             2,600,550
     TCI Co., Ltd.                                                    31,000               455,522
     Teco Electric and Machinery Co., Ltd.                         3,222,000             1,966,160
     Tong Yang Industry Co., Ltd.                                    140,000               179,365
#    Transcend Information, Inc.                                     353,181               769,403
     Tripod Technology Corp.                                         893,870             2,404,870
     Unimicron Technology Corp.                                      835,000               624,713
     Uni-President Enterprises Corp.                               5,022,033            11,900,668
     United Microelectronics Corp.                                33,504,000            12,795,771
     Vanguard International Semiconductor Corp.                    1,133,000             2,514,528
     Voltronic Power Technology Corp.                                 75,350             1,301,279
     Walsin Lihwa Corp.                                            6,049,000             3,508,963
#    Walsin Technology Corp.                                         706,000             4,084,926
     Wan Hai Lines, Ltd.                                           1,467,800               757,090
#    Win Semiconductors Corp.                                      1,053,034             5,370,722
#    Winbond Electronics Corp.                                     7,122,407             3,532,675
*    Wintek Corp.                                                    604,760                 6,754
     Wistron Corp.                                                 6,755,699             4,734,712
     WPG Holdings, Ltd.                                            2,752,039             3,528,176
#    Yageo Corp.                                                     343,682             3,757,946
     Yuanta Financial Holding Co., Ltd.                           16,914,806             9,463,939
     Yulon Motor Co., Ltd.                                           869,000               523,119
     Zhen Ding Technology Holding, Ltd.                            1,297,700             3,410,452
                                                                                      ------------
TOTAL TAIWAN                                                                           852,019,046
                                                                                      ------------
THAILAND -- (3.4%)
     Advanced Info Service PCL                                     1,483,600             8,476,358
     AEON Thana Sinsap Thailand PCL                                    4,400                24,928
     Airports of Thailand PCL                                      4,615,300            10,193,029
     B Grimm Power PCL                                               674,700               642,469
     Bangchak Corp. PCL                                            1,453,500             1,500,372
     Bangkok Bank PCL                                                207,800             1,469,914
     Bangkok Dusit Medical Services PCL, Class F                   3,895,500             2,942,588
     Bangkok Expressway & Metro PCL                               14,823,799             4,934,545
     Bangkok Life Assurance PCL                                      845,800               744,483
     Banpu PCL                                                     5,246,650             2,787,690
     Banpu Power PCL                                                 910,600               670,362
     Berli Jucker PCL                                              1,309,800             2,043,778
     BTS Group Holdings PCL                                        6,576,800             2,105,081
     Bumrungrad Hospital PCL                                         402,600             2,396,850
     Carabao Group PCL, Class F                                      298,700               368,087
     Central Pattana PCL                                           1,717,900             4,385,133
     Central Plaza Hotel PCL                                       1,203,400             1,656,276
     CH Karnchang PCL                                                500,300               412,346
     Charoen Pokphand Foods PCL                                    7,313,600             6,378,990
     CP ALL PCL                                                    5,689,600            14,159,123
     Delta Electronics Thailand PCL                                  710,400             1,580,309
     Electricity Generating PCL                                      166,200             1,393,755
     Energy Absolute PCL                                           2,027,900             3,083,148
     Esso Thailand PCL                                             2,616,000               912,680
     Global Power Synergy PCL                                        530,900             1,066,303
     Glow Energy PCL                                                 737,100             2,176,442

THE EMERGING MARKETS SERIES
CONTINUED


                                                            SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                          ---------- -------------------------------
THAILAND -- (Continued)
    Home Product Center PCL                                6,546,913          $  3,269,004
    Indorama Ventures PCL                                  1,976,800             3,037,094
    Intouch Holdings PCL                                   1,037,786             1,802,029
    IRPC PCL                                              23,713,100             4,364,258
    Jasmine International PCL                              5,215,000               851,292
    Kasikornbank PCL                                         990,400             6,403,482
    Kasikornbank PCL                                         179,400             1,148,436
    Kiatnakin Bank PCL                                       753,600             1,652,288
    Krung Thai Bank PCL                                    5,782,287             3,664,537
    Krungthai Card PCL                                     1,904,000             1,797,807
    Land & Houses PCL                                        790,000               270,561
    Land & Houses PCL                                      2,877,040               985,335
    Minor International PCL                                2,330,270             2,890,228
    MK Restaurants Group PCL                                 505,600             1,209,686
    Muangthai Capital PCL                                  1,772,300             2,694,543
    Pruksa Holding PCL                                     1,867,300             1,063,869
    PTT Exploration & Production PCL                       1,864,655             7,341,044
    PTT Global Chemical PCL                                4,344,272             9,455,405
    PTT PCL                                               16,434,000            25,643,194
    Ratchaburi Electricity Generating Holding PCL            661,500             1,175,106
    Robinson PCL                                             516,200             1,123,521
    Siam Cement PCL (The)                                    151,800             2,273,903
    Siam Cement PCL (The)                                    230,100             3,446,805
    Siam City Cement PCL                                     111,567               828,472
    Siam Commercial Bank PCL (The)                         1,254,166             5,359,083
    Siam Global House PCL                                  2,312,233             1,383,972
    Srisawad Corp. PCL                                       893,411             1,394,056
    Star Petroleum Refining PCL                            4,448,400             1,551,974
    Supalai PCL                                              280,100               173,031
    Thai Oil PCL                                           3,024,200             6,969,429
    Thai Union Group PCL, Class F                          4,128,140             2,470,872
    Thanachart Capital PCL                                 2,003,000             3,445,987
    Tisco Financial Group PCL                                724,600             1,919,201
    TMB Bank PCL                                          24,667,700             1,737,023
    TOA Paint Thailand PCL                                   247,000               282,636
    Total Access Communication PCL                           769,300             1,181,928
    Total Access Communication PCL                         1,459,300             2,242,023
    TPI Polene PCL                                         1,123,700                76,969
    TPI Polene Power PCL                                   2,998,600               614,261
    True Corp. PCL                                        25,288,831             4,128,128
    TTW PCL                                                  914,000               371,539
    VGI Global Media PCL                                   3,447,200               855,111
    WHA Corp. PCL                                         14,117,300             1,988,193
                                                                              ------------
TOTAL THAILAND                                                                 205,042,354
                                                                              ------------
TURKEY -- (1.1%)
#   Akbank Turk A.S.                                       4,695,174             6,447,924
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.              285,642             1,219,986
#   Arcelik A.S.                                             374,452             1,343,443
    Aselsan Elektronik Sanayi Ve Ticaret A.S.                141,812               705,736
    BIM Birlesik Magazalar A.S.                              361,723             6,320,924
    Coca-Cola Icecek A.S.                                    206,362             1,320,329
    Enka Insaat ve Sanayi A.S.                               806,244               771,562
    Eregli Demir ve Celik Fabrikalari TAS                  2,461,933             4,043,571
    Ford Otomotiv Sanayi A.S.                                126,138             1,463,716
    KOC Holding A.S.                                         540,881             1,813,633
*   Koza Altin Isletmeleri A.S.                               67,645               702,460
    Petkim Petrokimya Holding A.S.                         1,569,599             1,753,636
    Soda Sanayii A.S.                                        477,309               663,112

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES   VALUE(DOUBLE RIGHT ANGLE QUOTE)
                                                       --------- -------------------------------
TURKEY -- (Continued)
    TAV Havalimanlari Holding A.S.                       393,004         $    2,122,120
#   Tekfen Holding A.S.                                  403,713              1,925,718
    Tofas Turk Otomobil Fabrikasi A.S.                   285,875              1,165,757
    Tupras Turkiye Petrol Rafinerileri A.S.              188,145              5,062,154
*   Turk Hava Yollari AO                               1,457,515              4,341,873
*   Turk Telekomunikasyon A.S.                           802,767                784,094
    Turkcell Iletisim Hizmetleri A.S.                  1,664,980              4,675,119
    Turkcell Iletisim Hizmetleri A.S., ADR                73,838                513,174
    Turkiye Garanti Bankasi A.S.                       2,660,861              4,668,343
#   Turkiye Halk Bankasi A.S.                          1,332,954              1,965,066
    Turkiye Is Bankasi, Class C                        2,612,331              2,874,975
    Turkiye Sise ve Cam Fabrikalari A.S.               1,624,463              2,137,618
#   Turkiye Vakiflar Bankasi TAO, Class D              1,893,088              1,754,442
*   Yapi ve Kredi Bankasi A.S.                         2,425,128                916,392
                                                                         --------------
TOTAL TURKEY                                                                 63,476,877
                                                                         --------------
TOTAL COMMON STOCKS                                                       5,817,371,518
                                                                         --------------
PREFERRED STOCKS -- (2.2%)

BRAZIL -- (2.1%)
    Banco Bradesco SA                                  1,913,426             23,759,823
*   Centrais Eletricas Brasileiras SA, Class B           208,452              2,330,908
    Cia Brasileira de Distribuicao                       326,240              8,710,604
    Cia Energetica de Minas Gerais                     1,205,530              4,585,753
    Gerdau SA                                          1,407,421              6,044,167
    Itau Unibanco Holding SA                           4,801,108             51,074,099
    Lojas Americanas SA                                  424,800              2,456,896
    Petroleo Brasileiro SA                             2,860,161             20,092,521
    Telefonica Brasil SA                                 314,262              4,196,314
                                                                         --------------
TOTAL BRAZIL                                                                123,251,085
                                                                         --------------
CHILE -- (0.0%)
    Embotelladora Andina SA, Class B                     390,121              1,510,687
                                                                         --------------
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                  172,705              1,982,353
    Bancolombia SA                                        30,330                335,633
    Grupo Argos SA                                        55,405                276,579
    Grupo Aval Acciones y Valores SA                   3,848,843              1,326,332
    Grupo de Inversiones Suramericana SA                 127,756              1,361,085
                                                                         --------------
TOTAL COLOMBIA                                                                5,281,982
                                                                         --------------
SOUTH KOREA -- (0.0%)
*   CJ Corp                                                6,654                219,280
                                                                         --------------
TOTAL PREFERRED STOCKS                                                      130,263,034
                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)
THAILAND -- (0.0%)
*   BTS Group Holdings PCL Warrants 11/29/19             659,522                 13,299
                                                                         --------------
TOTAL INVESTMENT SECURITIES                                               5,947,647,851
                                                                         --------------

THE EMERGING MARKETS SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
      SECURITIES LENDING COLLATERAL -- (1.6%)
@(S)  DFA Short Term Investment Fund                   8,599,986 $   99,510,443
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost $4,179,295,490)^^            $6,047,158,294
                                                                 ==============

ADR                         American Depositary Receipt
CP                          Certificate Participation
GDR                         Global Depositary Receipt
P.L.C.                      Public Limited Company
SA                          Special Assessment
(double right angle quote)  Securities have generally been fair valued. See Security Valuation Note within the
                            Notes to Schedules of Investments.
*                           Non-Income Producing Securities.
#                           Total or Partial Securities on Loan.
+                           See Security Valuation Note within the Notes to Schedules of Investments.
@                           Security purchased with cash proceeds from Securities on Loan.
(S)                         Affiliated Fund.
^^                          See Federal Tax Cost Note within the Notes to Schedules of Investments.

As of January 31, 2019, The Emerging Markets Series had entered into the following outstanding futures contracts:


                                                                                   UNREALIZED
                                    NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                         CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                         --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index       650     03/15/19  $31,911,059 $34,599,500   $2,688,441
S&P 500(R) Emini Index                  59     03/15/19    7,419,765   7,978,275      558,510
                                                         ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                                  $39,330,824 $42,577,775   $3,246,951
                                                         =========== ===========   ==========

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ------------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                          ------------ ------------ ------- --------------
      Common Stocks
         Brazil           $112,484,486 $280,422,302   --    $  392,906,788
         Chile              41,486,370   39,224,418   --        80,710,788
         China             254,636,397  794,348,944   --     1,048,985,341
         Colombia           25,368,204           --   --        25,368,204
         Czech Republic             --   11,128,884   --        11,128,884
         Egypt                 513,198    6,838,603   --         7,351,801
         Greece                     --   14,656,694   --        14,656,694
         Hungary                    --   29,618,584   --        29,618,584
         India              36,458,010  714,314,853   --       750,772,863
         Indonesia           5,503,601  167,121,113   --       172,624,714
         Malaysia                   --  181,480,007   --       181,480,007
         Mexico            221,058,253           --   --       221,058,253
         Peru               19,693,580           --   --        19,693,580
         Philippines         2,237,589   83,147,374   --        85,384,963
         Poland                     --  101,278,035   --       101,278,035
         Russia             15,030,640   91,530,984   --       106,561,624
         South Africa       59,939,317  395,416,604   --       455,355,921
         South Korea        22,141,337  969,754,860   --       991,896,197
         Taiwan             78,779,818  773,239,228   --       852,019,046
         Thailand          205,042,354           --   --       205,042,354
         Turkey                513,174   62,963,703   --        63,476,877

THE EMERGING MARKETS SERIES
CONTINUED


                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Preferred Stocks
   Brazil                                  -- $  123,251,085   --    $  123,251,085
   Chile                                   --      1,510,687   --         1,510,687
   Colombia                    $    5,281,982             --   --         5,281,982
   South Korea                             --        219,280   --           219,280
Rights/Warrants
   Thailand                                --         13,299   --            13,299
Securities Lending Collateral              --     99,510,443   --        99,510,443
Futures Contracts**                 3,246,951             --   --         3,246,951
                               -------------- --------------   --    --------------
TOTAL                          $1,109,415,261 $4,940,989,984   --    $6,050,405,245
                               ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2019
                                  (UNAUDITED)

                                                            SHARES      VALUE+
                                                           --------- ------------
COMMON STOCKS -- (98.1%)
COMMUNICATION SERVICES -- (11.8%)
     Activision Blizzard, Inc.                               496,359 $ 23,447,999
     AT&T, Inc.                                            7,281,514  218,882,311
     ATN International, Inc.                                      84        6,265
     Beasley Broadcast Group, Inc., Class A                    9,471       42,809
# *  Cars.com, Inc.                                           41,779    1,140,984
     CBS Corp., Class A                                       14,300      711,568
     CenturyLink, Inc.                                        70,603    1,081,638
*    Charter Communications, Inc., Class A                   339,394  112,356,384
#    Cinemark Holdings, Inc.                                  70,896    2,901,064
     Comcast Corp., Class A                                7,135,970  260,962,423
#    Consolidated Communications Holdings, Inc.                9,700      103,596
# *  Discovery, Inc., Class B                                  3,609      119,981
*    Discovery, Inc., Class C                                  3,762      100,257
     Entravision Communications Corp., Class A                28,561      112,530
#    EW Scripps Co. (The), Class A                            81,265    1,526,157
#    Gannett Co., Inc.                                        71,219      789,819
# *  GCI Liberty, Inc., Class A                              123,145    6,268,080
*    Gray Television, Inc.                                    54,374      908,590
*    Hemisphere Media Group, Inc.                             18,877      250,309
*    IAC/InterActiveCorp.                                     81,587   17,237,701
*    IMAX Corp.                                                1,100       22,847
*    Iridium Communications, Inc.                             33,100      641,478
     John Wiley & Sons, Inc., Class A                         27,900    1,444,662
*    Liberty Broadband Corp.                                   1,905      152,781
*    Liberty Broadband Corp., Class A                         24,095    2,042,533
*    Liberty Broadband Corp., Class C                         67,601    5,747,437
# *  Liberty Media Corp.-Liberty Braves, Class A               7,613      206,617
*    Liberty Media Corp.-Liberty Braves, Class B                 762       22,060
# *  Liberty Media Corp.-Liberty Braves, Class C              16,901      455,651
# *  Liberty Media Corp.-Liberty Formula One, Class A         17,043      521,516
# *  Liberty Media Corp.-Liberty Formula One, Class C         57,474    1,802,959
*    Liberty Media Corp.-Liberty SiriusXM, Class A            96,383    3,834,116
*    Liberty Media Corp.-Liberty SiriusXM, Class B             7,622      309,949
*    Liberty Media Corp.-Liberty SiriusXM, Class C           208,010    8,312,080
*    Liberty TripAdvisor Holdings, Inc., Class A              76,802    1,279,521
*    Liberty TripAdvisor Holdings, Inc., Class B               3,570       61,707
#    Lions Gate Entertainment Corp., Class A                  21,316      391,575
#    Lions Gate Entertainment Corp., Class B                   6,069      106,390
*    Madison Square Garden Co. (The), Class A                 12,352    3,432,621
     Marcus Corp. (The)                                       20,099      895,812
#    Meredith Corp.                                           44,176    2,397,432
*    MSG Networks, Inc., Class A                              29,558      662,099
     News Corp., Class A                                     402,247    5,160,829
     News Corp., Class B                                      99,903    1,291,746
#    Nexstar Media Group, Inc., Class A                       51,781    4,322,160
# *  ORBCOMM, Inc.                                            44,499      362,222
     Saga Communications, Inc., Class A                        8,693      293,997
     Salem Media Group, Inc.                                  10,922       30,691
     Scholastic Corp.                                         31,200    1,300,728
     Sinclair Broadcast Group, Inc., Class A                  13,110      403,919
     Spok Holdings, Inc.                                      12,522      173,304
# *  Sprint Corp.                                            422,600    2,637,024
     TEGNA, Inc.                                             184,139    2,161,792
     Telephone & Data Systems, Inc.                           92,631    3,355,095

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
COMMUNICATION SERVICES -- (Continued)
*    T-Mobile US, Inc.                                     113,786 $  7,921,781
     Tribune Media Co., Class A                             17,771      815,867
*    Tribune Publishing Co.                                    900       10,773
     Twenty-First Century Fox, Inc., Class A               987,646   48,700,824
     Twenty-First Century Fox, Inc., Class B               429,924   21,092,071
*    United States Cellular Corp.                           12,191      701,958
*    Vonage Holdings Corp.                                  85,934      782,859
     Walt Disney Co. (The)                                  26,220    2,924,054
# *  Yelp, Inc.                                             59,107    2,152,677
# *  Zillow Group, Inc., Class A                            30,310    1,055,091
# *  Zillow Group, Inc., Class C                            75,884    2,662,770
*    Zynga, Inc., Class A                                  640,800    2,870,784
                                                                   ------------
TOTAL COMMUNICATION SERVICES                                        796,879,324
                                                                   ------------
CONSUMER DISCRETIONARY -- (6.2%)
*    1-800-Flowers.com, Inc., Class A                       44,330      707,064
     Aaron's, Inc.                                          75,999    3,804,510
     Acushnet Holdings Corp.                                 2,067       47,520
#    Adient P.L.C                                           22,979      453,605
*    Adtalem Global Education, Inc.                         53,564    2,619,280
# *  American Axle & Manufacturing Holdings, Inc.           70,013    1,034,792
     American Eagle Outfitters, Inc.                       163,405    3,451,114
*    American Outdoor Brands Corp.                          64,307      776,186
     Aramark                                               154,975    5,106,426
# *  Asbury Automotive Group, Inc.                             808       57,085
# *  Ascena Retail Group, Inc.                             135,576      332,161
# *  Ascent Capital Group, Inc., Class A                     8,198        4,263
     Autoliv, Inc.                                          32,662    2,608,061
# *  AutoNation, Inc.                                       61,343    2,377,041
*    Barnes & Noble Education, Inc.                          7,710       44,101
#    Barnes & Noble, Inc.                                   55,600      335,268
     Bassett Furniture Industries, Inc.                      2,900       55,303
# *  Beazer Homes USA, Inc.                                  4,326       54,205
#    Bed Bath & Beyond, Inc.                                25,907      390,937
*    Belmond, Ltd., Class A                                 90,698    2,260,194
     Best Buy Co., Inc.                                     15,363      910,104
#    Big 5 Sporting Goods Corp.                             16,901       58,139
#    Big Lots, Inc.                                         26,929      849,341
*    Biglari Holdings, Inc., Class B                             8        1,047
#    BJ's Restaurants, Inc.                                 16,658      830,068
*    Boot Barn Holdings, Inc.                               32,500      761,475
     BorgWarner, Inc.                                      154,837    6,332,833
*    Bridgepoint Education, Inc.                            10,994       89,381
     Brunswick Corp.                                        44,345    2,231,440
*    Build-A-Bear Workshop, Inc.                            25,874      122,384
# *  Caesars Entertainment Corp.                           277,002    2,531,798
     Caleres, Inc.                                          74,697    2,228,958
     Callaway Golf Co.                                      94,643    1,541,734
     Canterbury Park Holding Corp.                           2,755       41,904
     Capri Holdings, Ltd.                                  108,474    4,607,976
*    Career Education Corp.                                 78,974    1,019,554
     Carnival Corp.                                        489,649   28,193,989
     Carriage Services, Inc.                                20,916      406,816
# *  Carrols Restaurant Group, Inc.                          5,700       49,191
*    Cavco Industries, Inc.                                  7,600    1,263,804
*    Century Communities, Inc.                              14,709      345,073
     Cheesecake Factory, Inc. (The)                         10,822      485,691
*    Chuy's Holdings, Inc.                                  16,443      373,585
     Citi Trends, Inc.                                       3,415       69,973

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
CONSUMER DISCRETIONARY -- (Continued)
# *  Conn's, Inc.                                            25,450 $   532,923
     Cooper Tire & Rubber Co.                                12,345     434,544
*    Cooper-Standard Holdings, Inc.                          18,702   1,429,955
     Core-Mark Holding Co., Inc.                             96,236   2,683,060
     CSS Industries, Inc.                                    10,465      91,359
     Culp, Inc.                                              10,036     191,688
     Dana, Inc.                                             112,665   1,985,157
*    Deckers Outdoor Corp.                                   22,626   2,906,310
*    Delta Apparel, Inc.                                      7,532     177,379
#    Dick's Sporting Goods, Inc.                             83,076   2,933,414
#    Dillard's, Inc., Class A                               120,300   8,034,837
# *  Dorman Products, Inc.                                    9,311     800,280
     DR Horton, Inc.                                        208,125   8,002,406
     DSW, Inc., Class A                                      68,700   1,872,075
#    Educational Development Corp.                            3,358      26,528
*    El Pollo Loco Holdings, Inc.                             1,800      29,682
     Escalade, Inc.                                             277       3,091
     Extended Stay America, Inc.                             68,604   1,173,128
*    Fiesta Restaurant Group, Inc.                            1,300      19,318
     Flanigan's Enterprises, Inc.                               865      20,297
     Flexsteel Industries, Inc.                               2,068      51,638
     Foot Locker, Inc.                                       81,485   4,554,197
     Ford Motor Co.                                       2,868,969  25,246,927
# *  Fossil Group, Inc.                                         600      10,176
# *  Fred's, Inc., Class A                                   32,745      91,031
#    GameStop Corp., Class A                                104,752   1,187,888
     Gaming Partners International Corp.                        500       6,470
*    GCI Liberty, Inc., Class B                               1,686      84,131
     General Motors Co.                                   1,095,598  42,750,234
*    Genesco, Inc.                                            6,456     291,682
     Gentex Corp.                                           178,637   3,783,532
*    Gentherm, Inc.                                          37,081   1,578,167
*    G-III Apparel Group, Ltd.                               31,225   1,088,816
     Goodyear Tire & Rubber Co. (The)                       165,282   3,502,326
     Graham Holdings Co., Class B                             5,780   3,843,700
*    Green Brick Partners, Inc.                               2,594      21,945
#    Group 1 Automotive, Inc.                                57,936   3,535,834
#    Guess?, Inc.                                            70,100   1,367,651
*    Habit Restaurants, Inc. (The), Class A                  23,800     243,236
     Hamilton Beach Brands Holding Co., Class A              10,413     272,196
#    Harley-Davidson, Inc.                                  134,503   4,957,781
#    Haverty Furniture Cos., Inc.                            33,479     681,967
*    Helen of Troy, Ltd.                                     61,653   7,154,214
# *  Hibbett Sports, Inc.                                    20,800     339,872
     Hooker Furniture Corp.                                  14,814     426,199
#    Hyatt Hotels Corp., Class A                             16,230   1,134,639
#    International Game Technology P.L.C.                     7,100     116,156
#    International Speedway Corp., Class A                   24,844   1,079,472
*    J Alexander's Holdings, Inc.                             2,666      22,928
# *  JC Penney Co., Inc.                                     85,215     112,484
     Johnson Outdoors, Inc., Class A                         15,588     976,588
     KB Home                                                 30,800     659,428
     Kohl's Corp.                                            14,353     985,908
*    Lakeland Industries, Inc.                                9,887     110,537
# *  Lands' End, Inc.                                        13,703     245,284
*    Laureate Education, Inc., Class A                       14,985     239,760
     La-Z-Boy, Inc.                                          56,332   1,668,554
#    LCI Industries                                           5,000     412,200
     Lear Corp.                                              11,700   1,800,981

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
CONSUMER DISCRETIONARY -- (Continued)
     Lennar Corp., Class A                                  224,100 $10,626,822
     Lennar Corp., Class B                                   12,506     476,729
     Libbey, Inc.                                            25,700     129,014
*    Liberty Expedia Holdings, Inc., Class A                 80,904   3,316,255
*    Liberty Expedia Holdings, Inc., Class B                  3,457     143,898
     Lifetime Brands, Inc.                                   16,431     159,874
#    Lithia Motors, Inc., Class A                            34,933   3,107,290
*    LKQ Corp.                                               17,397     456,149
*    M/I Homes, Inc.                                         37,930   1,004,766
     Macy's, Inc.                                           268,473   7,060,840
# *  MarineMax, Inc.                                         29,164     518,536
     Marriott Vacations Worldwide Corp.                      24,779   2,193,933
*    Meritage Homes Corp.                                    28,156   1,269,272
     MGM Resorts International                              227,871   6,708,522
*    Modine Manufacturing Co.                                14,650     214,330
*    Mohawk Industries, Inc.                                 98,740  12,716,725
*    Monarch Casino & Resort, Inc.                            1,103      47,694
#    Monro, Inc.                                              3,100     222,146
# *  Motorcar Parts of America, Inc.                         17,638     352,760
     Movado Group, Inc.                                      21,998     702,836
*    Murphy USA, Inc.                                        31,378   2,307,852
*    Nautilus, Inc.                                           8,500      63,835
#    Newell Brands, Inc.                                    209,562   4,444,810
     Office Depot, Inc.                                     204,426     603,057
# *  Overstock.com, Inc.                                        251       4,355
#    Oxford Industries, Inc.                                 11,400     873,012
#    Penske Automotive Group, Inc.                           43,845   2,055,454
*    Potbelly Corp.                                          25,202     218,501
     PulteGroup, Inc.                                       275,833   7,670,916
     PVH Corp.                                               40,012   4,365,709
*    Qurate Retail Group, Inc. QVC Group, Class B            33,858     739,120
*    Qurate Retail, Inc.                                    788,513  17,150,158
     RCI Hospitality Holdings, Inc.                          12,026     268,300
# *  Red Robin Gourmet Burgers, Inc.                         31,175     996,977
# *  Regis Corp.                                             38,593     719,759
     Rocky Brands, Inc.                                       8,729     234,024
     Royal Caribbean Cruises, Ltd.                          322,500  38,716,125
#    RTW RetailWinds, Inc.                                    8,600      26,660
*    Shiloh Industries, Inc.                                 15,461      92,611
#    Shoe Carnival, Inc.                                     32,650   1,204,132
#    Signet Jewelers, Ltd.                                   37,700     918,372
# *  Skechers U.S.A., Inc., Class A                         142,209   3,863,819
#    Sonic Automotive, Inc., Class A                         17,000     260,100
     Speedway Motorsports, Inc.                              14,935     241,051
     Standard Motor Products, Inc.                           37,342   1,835,733
#    Steven Madden, Ltd.                                     17,600     574,640
*    Stoneridge, Inc.                                        19,361     505,516
     Strategic Education, Inc.                                2,000     218,800
#    Strattec Security Corp.                                  5,224     180,228
     Superior Group of Cos, Inc.                             17,956     319,078
#    Superior Industries International, Inc.                 23,275     119,866
*    Tandy Leather Factory, Inc.                              9,974      57,051
     Target Corp.                                           277,933  20,289,109
*    Taylor Morrison Home Corp., Class A                     13,598     257,002
     Tenneco, Inc., Class A                                   2,200      76,296
#    Thor Industries, Inc.                                   36,264   2,361,512
#    Tile Shop Holdings, Inc.                                34,900     264,891
     Toll Brothers, Inc.                                    179,799   6,641,775
*    TopBuild Corp.                                          16,800     887,208

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
CONSUMER DISCRETIONARY -- (Continued)
     Tower International, Inc.                              6,000 $    174,540
*    Unifi, Inc.                                           41,401      885,567
# *  Universal Electronics, Inc.                            3,506       98,764
# *  Urban Outfitters, Inc.                                47,470    1,533,281
# *  Veoneer, Inc.                                         14,223      423,988
*    Vista Outdoor, Inc.                                   62,066      619,419
#    Whirlpool Corp.                                       49,211    6,545,555
# *  William Lyon Homes, Class A                           23,600      312,936
#    Winnebago Industries, Inc.                               400       11,440
     Wolverine World Wide, Inc.                            73,300    2,514,923
     Wyndham Hotels & Resorts, Inc.                        47,600    2,336,684
*    ZAGG, Inc.                                            14,697      164,900
                                                                  ------------
TOTAL CONSUMER DISCRETIONARY                                       421,527,336
                                                                  ------------
CONSUMER STAPLES -- (6.0%)
     Alico, Inc.                                              960       28,416
     Andersons, Inc. (The)                                 30,460    1,067,623
     Archer-Daniels-Midland Co                            813,476   36,525,072
     Bunge, Ltd.                                          117,168    6,452,442
     Cal-Maine Foods, Inc.                                  2,707      114,181
     Casey's General Stores, Inc.                          14,000    1,801,520
*    CCA Industries, Inc.                                   8,323       19,642
# *  Central Garden & Pet Co.                              25,184      987,465
*    Central Garden & Pet Co., Class A                     48,121    1,714,070
#    Constellation Brands, Inc., Class B                    9,965    1,697,388
#    Coty, Inc., Class A                                   72,536      562,879
*    Craft Brew Alliance, Inc.                              9,754      160,551
*    Darling Ingredients, Inc.                            173,938    3,699,661
*    Edgewell Personal Care Co.                             2,600      102,570
#    Flowers Foods, Inc.                                   89,258    1,754,812
     Fresh Del Monte Produce, Inc.                         39,437    1,261,195
# *  Hain Celestial Group, Inc. (The)                      87,292    1,600,062
# *  Hostess Brands, Inc.                                   4,500       51,705
#    Ingles Markets, Inc., Class A                         11,437      326,412
     Ingredion, Inc.                                       62,117    6,149,583
     JM Smucker Co. (The)                                 108,204   11,348,436
#    John B. Sanfilippo & Son, Inc.                        10,428      711,711
     Kraft Heinz Co. (The)                                180,916    8,694,823
*    Landec Corp.                                          37,056      470,241
#    Molson Coors Brewing Co., Class A                      1,908      128,790
     Molson Coors Brewing Co., Class B                    186,550   12,426,096
     Mondelez International, Inc., Class A              2,081,099   96,271,640
*    Nature's Sunshine Products, Inc.                       1,029        8,232
     Oil-Dri Corp. of America                               5,047      133,947
*    Performance Food Group Co.                            42,555    1,453,679
*    Pilgrim's Pride Corp.                                  7,300      147,898
# *  Post Holdings, Inc.                                   71,372    6,624,749
     PriceSmart, Inc.                                       1,977      121,091
# *  Pyxus International, Inc.                              3,508       56,935
#    Sanderson Farms, Inc.                                 22,700    2,794,370
     Seaboard Corp.                                         1,812    7,001,876
*    Seneca Foods Corp., Class A                            6,301      180,209
*    Seneca Foods Corp., Class B                              300        8,700
*    Simply Good Foods Co. (The)                            8,033      158,973
     SpartanNash Co.                                       32,983      684,397
     Spectrum Brands Holdings, Inc.                         2,445      136,627
# *  TreeHouse Foods, Inc.                                 12,700      741,172
     Tyson Foods, Inc., Class A                           405,030   25,079,458
# *  United Natural Foods, Inc.                            44,400      581,640

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
CONSUMER STAPLES -- (Continued)
     Universal Corp.                                         22,290 $  1,286,133
*    US Foods Holding Corp.                                 180,479    6,085,752
     Walgreens Boots Alliance, Inc.                         659,669   47,667,682
     Walmart, Inc.                                        1,173,687  112,474,425
#    Weis Markets, Inc.                                      11,602      562,929
                                                                    ------------
TOTAL CONSUMER STAPLES                                               410,119,860
                                                                    ------------
ENERGY -- (12.3%)
     Adams Resources & Energy, Inc.                           6,004      237,939
     Anadarko Petroleum Corp.                               137,668    6,515,826
# *  Antero Resources Corp.                                  65,182      655,731
     Apache Corp.                                            15,708      515,537
#    Arch Coal, Inc., Class A                                 6,258      551,518
     Archrock, Inc.                                          69,200      653,248
     Baker Hughes a GE Co.                                    4,305      101,469
*    Bonanza Creek Energy, Inc.                                 500       11,525
# *  Bristow Group, Inc.                                     32,315      106,316
# *  Callon Petroleum Co.                                   107,911      878,396
*    Carrizo Oil & Gas, Inc.                                  1,000       12,280
# *  Centennial Resource Development, Inc., Class A          56,834      748,504
     Chevron Corp.                                        1,135,536  130,189,202
     Cimarex Energy Co.                                      72,151    5,435,856
# *  Cloud Peak Energy, Inc.                                 37,515       13,997
*    CNX Resources Corp.                                    153,941    1,868,844
*    Concho Resources, Inc.                                  40,987    4,911,882
     ConocoPhillips                                       1,439,649   97,449,841
*    Dawson Geophysical Co.                                  21,211       82,935
     Delek US Holdings, Inc.                                 89,831    2,920,406
# *  Denbury Resources, Inc.                                193,800      393,414
     Devon Energy Corp.                                      60,406    1,609,820
*    Dorian LPG, Ltd.                                         3,567       19,547
     EnLink Midstream LLC                                     2,800       30,464
#    Ensco P.L.C., Class A                                  267,169    1,175,544
*    Era Group, Inc.                                         24,458      230,394
*    Exterran Corp.                                          35,500      616,280
     Exxon Mobil Corp.                                    2,833,988  207,674,641
     GasLog, Ltd.                                            23,100      414,183
#    Green Plains, Inc.                                      21,234      301,735
*    Gulf Island Fabrication, Inc.                           13,009      123,455
# *  Gulfport Energy Corp.                                   68,661      576,066
     Hallador Energy Co.                                     14,700       83,275
*    Helix Energy Solutions Group, Inc.                     103,010      703,558
     Helmerich & Payne, Inc.                                 95,808    5,364,290
     Hess Corp.                                             146,488    7,910,352
     HollyFrontier Corp.                                     32,210    1,814,711
# *  Hornbeck Offshore Services, Inc.                         6,900        9,108
*    International Seaways, Inc.                                 12          217
     Kinder Morgan, Inc.                                  1,124,143   20,346,988
# *  Kosmos Energy, Ltd.                                     26,900      137,997
*    Laredo Petroleum, Inc.                                  36,900      140,220
     Marathon Oil Corp.                                     467,019    7,374,230
     Marathon Petroleum Corp.                             1,004,662   66,568,904
# *  Matador Resources Co.                                   63,704    1,242,228
*    Matrix Service Co.                                      17,023      365,143
*    McDermott International, Inc.                           12,000      105,840
     Murphy Oil Corp.                                       142,626    3,900,821
#    Nabors Industries, Ltd.                                391,611    1,159,169
     NACCO Industries, Inc., Class A                          6,832      232,835
     National Oilwell Varco, Inc.                           213,118    6,282,719

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
ENERGY -- (Continued)
*    Natural Gas Services Group, Inc.                       15,026 $    248,079
*    Newfield Exploration Co.                               60,483    1,105,629
# *  Newpark Resources, Inc.                                89,815      746,363
     Noble Energy, Inc.                                    133,794    2,988,958
# *  Oasis Petroleum, Inc.                                 209,670    1,262,213
     Occidental Petroleum Corp.                            465,880   31,111,466
*    Oceaneering International, Inc.                        55,426      869,634
*    Parker Drilling Co.                                     4,308        1,217
*    Parsley Energy, Inc., Class A                         105,939    1,968,347
     Patterson-UTI Energy, Inc.                            166,740    2,022,556
     PBF Energy, Inc., Class A                             130,739    4,787,662
*    PDC Energy, Inc.                                       48,958    1,594,562
     Peabody Energy Corp.                                   83,292    2,973,524
# *  PHI, Inc. Non-Voting                                   13,870       45,494
     Phillips 66                                           775,455   73,986,162
*    Pioneer Energy Services Corp.                          74,262      109,908
     Pioneer Natural Resources Co.                          88,400   12,581,088
*    ProPetro Holding Corp.                                  5,764       94,184
# *  QEP Resources, Inc.                                   108,730      899,197
#    Range Resources Corp.                                 163,340    1,801,640
# *  REX American Resources Corp.                            4,050      295,366
# *  Rowan Cos. P.L.C., Class A                            118,378    1,443,028
     Schlumberger, Ltd.                                    577,687   25,539,542
*    SEACOR Holdings, Inc.                                  18,204      753,464
*    SEACOR Marine Holdings, Inc.                           12,678      167,983
     SemGroup Corp., Class A                                68,126    1,091,379
#    Ship Finance International, Ltd.                       12,481      151,769
     SM Energy Co.                                          56,538    1,109,276
# *  Southwestern Energy Co.                               265,285    1,159,295
# *  SRC Energy, Inc.                                      246,067    1,210,650
# *  Superior Energy Services, Inc.                          4,232       16,547
*    TETRA Technologies, Inc.                               25,600       54,528
# *  Transocean, Ltd.                                      184,407    1,580,368
# *  Unit Corp.                                             62,040      990,158
#    US Silica Holdings, Inc.                               40,824      550,308
     Valero Energy Corp.                                   605,899   53,210,050
# *  Whiting Petroleum Corp.                                48,007    1,374,440
*    WildHorse Resource Development Corp.                    6,700      113,699
     Williams Cos., Inc. (The)                             216,857    5,839,959
     World Fuel Services Corp.                               5,865      145,980
*    WPX Energy, Inc.                                      262,181    3,214,339
                                                                   ------------
TOTAL ENERGY                                                        831,979,411
                                                                   ------------
FINANCIALS -- (21.4%)
     1st Source Corp.                                       45,305    2,056,847
     Affiliated Managers Group, Inc.                        11,600    1,217,420
     Aflac, Inc.                                           428,750   20,451,375
     Alleghany Corp.                                         3,115    1,967,309
     Allstate Corp. (The)                                  169,260   14,872,876
     American Equity Investment Life Holding Co.            98,900    3,097,548
     American Financial Group, Inc.                        156,083   14,888,757
     American International Group, Inc.                    479,369   20,723,122
     American National Insurance Co.                        23,302    3,243,405
     AmeriServ Financial, Inc.                              30,968      127,898
*    Arch Capital Group, Ltd.                                9,282      272,427
     Argo Group International Holdings, Ltd.                59,381    3,963,088
     Aspen Insurance Holdings, Ltd.                        102,623    4,282,458
     Associated Banc-Corp.                                 120,642    2,611,899
     Assurant, Inc.                                         65,820    6,344,390

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
     Assured Guaranty, Ltd.                                 122,989 $  4,988,434
     Asta Funding, Inc.                                         885        3,770
*    Athene Holding, Ltd., Class A                           62,217    2,669,109
*    Atlanticus Holdings Corp.                               12,567       47,252
     Axis Capital Holdings, Ltd.                             50,110    2,683,391
#    Banc of California, Inc.                                 2,500       36,450
*    Bancorp, Inc. (The)                                      3,659       31,028
#    BancorpSouth Bank                                        5,779      168,631
     Bank of America Corp.                                5,929,137  168,802,530
     Bank of New York Mellon Corp. (The)                    687,988   35,995,532
     Bank OZK                                                41,043    1,245,245
     BankFinancial Corp.                                     18,849      282,735
     BankUnited, Inc.                                        24,750      836,798
     Banner Corp.                                             1,628       88,791
     Bar Harbor Bankshares                                    2,733       65,401
     BB&T Corp.                                             195,478    9,539,326
     BCB Bancorp, Inc.                                        1,059       12,433
*    Berkshire Hathaway, Inc., Class B                       10,796    2,219,010
     Berkshire Hills Bancorp, Inc.                           30,747      837,856
*    Blucora, Inc.                                           57,127    1,685,818
     Blue Hills Bancorp, Inc.                                 1,469       34,727
*    Brighthouse Financial, Inc.                             64,354    2,402,978
     Brookline Bancorp, Inc.                                 90,600    1,347,222
*    Cannae Holdings, Inc.                                   15,438      298,571
     Capital City Bank Group, Inc.                           14,283      342,792
     Capital One Financial Corp.                            372,872   30,049,754
     Capitol Federal Financial, Inc.                        101,029    1,300,243
     Carolina Financial Corp.                                 1,153       39,917
#    Cathay General Bancorp                                  63,940    2,373,453
     CenterState Banks Corp.                                 32,264      800,147
     Century Bancorp, Inc., Class A                             295       22,901
     Chemical Financial Corp.                                41,900    1,862,874
     Chemung Financial Corp.                                    300       12,576
     Chubb, Ltd.                                            159,855   21,268,708
#    Cincinnati Financial Corp.                              12,284      996,478
     CIT Group, Inc.                                         39,411    1,820,394
     Citigroup, Inc.                                      1,870,326  120,561,214
#    Citizens Community Bancorp, Inc.                        10,355      121,671
     CME Group, Inc.                                         77,028   14,040,664
     CNA Financial Corp.                                     51,474    2,360,598
     CNO Financial Group, Inc.                              301,264    5,386,600
     Codorus Valley Bancorp, Inc.                               158        3,492
     Columbia Banking System, Inc.                           49,800    1,830,150
     Community Financial Corp. (The)                            408       12,056
     Community Trust Bancorp, Inc.                           13,495      548,032
     Community West Bancshares                                  400        4,060
     ConnectOne Bancorp, Inc.                                 1,200       24,000
# *  Consumer Portfolio Services, Inc.                       26,500      101,760
# *  Cowen, Inc.                                              3,989       64,502
*    Customers Bancorp, Inc.                                  2,290       45,044
     Donegal Group, Inc., Class A                            12,386      163,124
     E*TRADE Financial Corp.                                 86,881    4,053,867
     Eagle Bancorp Montana, Inc.                                600       10,728
     EMC Insurance Group, Inc.                               23,450      771,036
     Employers Holdings, Inc.                                36,900    1,563,453
*    Enstar Group, Ltd.                                       1,400      249,200
     ESSA Bancorp, Inc.                                       8,217      123,748
     Evans Bancorp, Inc.                                      1,681       58,835
     Everest Re Group, Ltd.                                  34,913    7,647,693

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES      VALUE+
                                                          --------- ------------
FINANCIALS -- (Continued)
     FBL Financial Group, Inc., Class A                      24,660 $  1,731,625
     Federal Agricultural Mortgage Corp., Class A               177       12,040
     Federal Agricultural Mortgage Corp., Class C             9,500      672,125
     FedNat Holding Co.                                      13,665      247,473
     Fidelity Southern Corp.                                  7,213      219,708
     Fifth Third Bancorp                                    173,516    4,653,699
     Financial Institutions, Inc.                               296        7,939
     First American Financial Corp.                          73,806    3,696,204
     First Bancorp                                           16,138      593,394
     First BanCorp                                            9,225       98,246
     First Busey Corp.                                        2,600       64,376
     First Business Financial Services, Inc.                    964       19,897
     First Citizens BancShares, Inc., Class A                 8,627    3,515,761
     First Commonwealth Financial Corp.                      30,547      415,439
     First Defiance Financial Corp.                          21,760      613,197
#    First Financial Bancorp                                112,065    2,950,671
     First Financial Northwest, Inc.                         25,371      384,371
     First Hawaiian, Inc.                                    18,350      472,146
#    First Horizon National Corp.                           138,518    2,033,444
     First Interstate BancSystem, Inc., Class A               2,348       91,384
     First Merchants Corp.                                   36,312    1,330,109
     First Midwest Bancorp, Inc.                             77,318    1,702,542
     First United Corp.                                       1,266       20,509
*    Flagstar Bancorp, Inc.                                   8,432      260,127
#    FNB Corp.                                              155,117    1,807,113
# *  Franklin Financial Network, Inc.                           400       12,748
#    Fulton Financial Corp.                                 126,880    2,036,424
*    Genworth Financial, Inc., Class A                       34,964      169,226
     Global Indemnity, Ltd.                                   8,282      272,478
     Goldman Sachs Group, Inc. (The)                        209,155   41,414,782
     Great Southern Bancorp, Inc.                             1,616       86,197
     Great Western Bancorp, Inc.                             17,961      633,844
     Guaranty Federal Bancshares, Inc.                        1,684       37,890
*    Hallmark Financial Services, Inc.                       16,734      162,320
     Hancock Whitney Corp.                                   52,689    2,164,464
     Hanmi Financial Corp.                                    3,221       70,637
     Hanover Insurance Group, Inc. (The)                     88,829   10,130,059
     Hartford Financial Services Group, Inc. (The)          245,844   11,535,000
     Heartland Financial USA, Inc.                              465       21,092
     Hilltop Holdings, Inc.                                  26,171      481,808
*    HMN Financial, Inc.                                      3,456       68,740
     Home Bancorp, Inc.                                         719       25,424
#    Home BancShares, Inc.                                   10,133      185,535
*    HomeStreet, Inc.                                         2,200       53,834
     Hope Bancorp, Inc.                                      23,028      329,531
     HopFed Bancorp, Inc.                                     6,781      133,043
     Horace Mann Educators Corp.                             58,206    2,424,280
#    Huntington Bancshares, Inc.                             70,847      938,014
     IBERIABANK Corp.                                        38,909    2,874,986
     Independent Bank Group, Inc.                            16,199      854,659
     International Bancshares Corp.                          10,000      354,700
     Invesco, Ltd.                                          237,874    4,334,064
     Investment Technology Group, Inc.                       23,677      716,466
     Investors Bancorp, Inc.                                 67,311      817,156
     Investors Title Co.                                      1,069      184,648
#    Janus Henderson Group P.L.C.                           135,921    2,967,155
#    Jefferies Financial Group, Inc.                         99,975    2,080,480
     JPMorgan Chase & Co.                                 2,307,658  238,842,603
     Kemper Corp.                                            59,119    4,444,566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  SHARES     VALUE+
                                                                                 --------- -----------
FINANCIALS -- (Continued)
                            KeyCorp                                                526,210 $ 8,666,679
                            Lakeland Bancorp, Inc.                                  10,040     157,126
                            Landmark Bancorp, Inc.                                   2,509      57,858
                            Legg Mason, Inc.                                        43,400   1,293,320
                            Lincoln National Corp.                                 134,595   7,872,462
                            Loews Corp.                                            243,798  11,677,924
                            Mackinac Financial Corp.                                 6,893     108,565
                            Marlin Business Services Corp.                          13,787     305,934
                            MB Financial, Inc.                                      19,678     873,310
# *                         MBIA, Inc.                                              82,267     790,586
                            MBT Financial Corp.                                      9,396      94,054
                            Mercantile Bank Corp.                                    4,422     146,810
                            Meridian Bancorp, Inc.                                   1,000      15,835
                            MetLife, Inc.                                          949,912  43,382,481
*                           MGIC Investment Corp.                                  237,667   2,966,084
                            MidWestOne Financial Group, Inc.                           346       9,588
                            Morgan Stanley                                       1,102,617  46,640,699
                            MutualFirst Financial, Inc.                              2,300      66,700
                            MVB Financial Corp.                                        118       1,987
                            National Western Life Group, Inc., Class A                 900     272,970
                            Navient Corp.                                            6,800      77,520
                            Navigators Group, Inc. (The)                             9,617     671,267
                            Nelnet, Inc., Class A                                   16,900     888,940
#                           New York Community Bancorp, Inc.                       131,284   1,525,520
(double right angle quote)  NewStar Financial, Inc.                                 41,166       8,015
                            Northfield Bancorp, Inc.                                 2,300      32,913
                            Northrim BanCorp, Inc.                                   5,734     189,967
                            OceanFirst Financial Corp.                               5,000     120,050
                            OFG Bancorp                                             33,091     641,304
                            Old National Bancorp                                   104,940   1,693,732
                            Old Republic International Corp.                       174,823   3,522,683
*                           OneMain Holdings, Inc.                                  29,426     879,543
                            Oppenheimer Holdings, Inc., Class A                      3,097      83,402
*                           Pacific Premier Bancorp, Inc.                            3,466     103,114
#                           PacWest Bancorp                                        112,392   4,337,207
                            Peoples Bancorp of North Carolina, Inc.                    275       7,150
                            Peoples Bancorp, Inc.                                   15,923     509,536
                            People's United Financial, Inc.                        216,307   3,543,109
#                           Pinnacle Financial Partners, Inc.                       20,777   1,117,179
                            PNC Financial Services Group, Inc. (The)               217,040  26,624,297
                            Popular, Inc.                                           74,736   4,081,333
# *                         PRA Group, Inc.                                          3,671     108,331
                            Premier Financial Bancorp, Inc.                          6,096      86,990
                            Principal Financial Group, Inc.                        218,754  10,953,013
                            ProAssurance Corp.                                       2,700     115,182
#                           Prosperity Bancshares, Inc.                             14,152   1,006,773
                            Protective Insurance Corp., Class A                        300       5,625
                            Protective Insurance Corp., Class B                      5,929     109,271
                            Provident Financial Holdings, Inc.                         544       9,248
                            Provident Financial Services, Inc.                      71,759   1,773,165
                            Prudential Bancorp, Inc.                                   600      10,944
                            Prudential Financial, Inc.                             497,625  45,851,167
                            Radian Group, Inc.                                     161,945   3,115,822
                            Regions Financial Corp.                              1,302,555  19,759,759
                            Reinsurance Group of America, Inc.                     153,566  22,182,609
#                           RenaissanceRe Holdings, Ltd.                            28,067   3,874,088
                            Renasant Corp.                                          43,702   1,552,295
                            Riverview Bancorp, Inc.                                  1,682      12,531
                            Safety Insurance Group, Inc.                            26,197   2,156,275

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CONTINUED

                                                           SHARES       VALUE+
                                                          --------- --------------
FINANCIALS -- (Continued)
     Salisbury Bancorp, Inc.                                    300 $       12,084
     Sandy Spring Bancorp, Inc.                               9,725        317,132
     Santander Consumer USA Holdings, Inc.                    9,982        190,257
     SB Financial Group, Inc.                                 1,128         20,665
*    Select Bancorp, Inc.                                       600          7,260
#    Selective Insurance Group, Inc.                         45,200      2,753,584
     Severn Bancorp, Inc.                                     1,399         11,542
     SI Financial Group, Inc.                                 5,661         72,914
     Signature Bank                                          16,713      2,127,732
     Simmons First National Corp., Class A                   26,248        649,376
     South State Corp.                                        9,772        648,372
     Southern National Bancorp of Virginia, Inc.                193          2,910
#    State Auto Financial Corp.                              15,100        513,400
     Sterling Bancorp.                                      155,273      2,987,453
     Stewart Information Services Corp.                      12,271        545,446
     Stifel Financial Corp.                                  47,800      2,288,186
     SunTrust Banks, Inc.                                   255,532     15,183,711
     Synchrony Financial                                    544,549     16,358,252
     Synovus Financial Corp.                                 68,530      2,427,333
     TCF Financial Corp.                                     13,100        290,296
     Territorial Bancorp, Inc.                                  823         22,698
*    Texas Capital Bancshares, Inc.                          19,680      1,146,754
     Timberland Bancorp, Inc.                                 2,500         70,300
     Tiptree, Inc.                                           37,071        220,572
     Towne Bank                                               2,600         67,496
     Travelers Cos., Inc. (The)                             178,800     22,446,552
     TriCo Bancshares                                           854         32,213
#    Trustmark Corp.                                         71,711      2,261,048
     UMB Financial Corp.                                      3,124        201,061
     Umpqua Holdings Corp.                                  123,467      2,182,897
     Union Bankshares Corp.                                  28,126        887,657
#    United Bankshares, Inc.                                 30,327      1,072,666
     United Community Banks, Inc.                             7,372        189,608
     United Financial Bancorp, Inc.                           9,993        147,996
     United Fire Group, Inc.                                 24,429      1,270,308
     Unity Bancorp, Inc.                                      3,592         71,158
     Univest Financial Corp.                                  2,256         52,993
     Unum Group                                             517,445     17,986,388
#    Valley National Bancorp                                158,654      1,603,992
     Voya Financial, Inc.                                    55,189      2,562,425
     Washington Federal, Inc.                                97,887      2,847,533
     Waterstone Financial, Inc.                               1,426         22,388
     Wells Fargo & Co.                                    2,670,867    130,632,105
     WesBanco, Inc.                                          34,796      1,413,066
     Western New England Bancorp, Inc.                       11,698        108,207
     White Mountains Insurance Group, Ltd.                      272        243,054
     Wintrust Financial Corp.                                51,724      3,679,645
#    Zions Bancorp NA                                        53,325      2,537,737
                                                                    --------------
TOTAL FINANCIALS                                                     1,448,682,276
                                                                    --------------
HEALTH CARE -- (14.7%)
     Abbott Laboratories                                    915,297     66,798,375
# *  Acadia Healthcare Co., Inc.                             45,520      1,245,427
     Aceto Corp.                                             31,686         38,340
*    Addus HomeCare Corp.                                     2,044        122,947
     Allergan P.L.C.                                        131,701     18,962,310
*    Allscripts Healthcare Solutions, Inc.                  203,244      2,396,247
# *  Amneal Pharmaceuticals, Inc.                             4,700         57,716
*    AngioDynamics, Inc.                                     14,354        302,869

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
HEALTH CARE -- (Continued)
# *  Anika Therapeutics, Inc.                               14,671 $    557,351
     Anthem, Inc.                                          504,640  152,905,920
*    Avanos Medical, Inc.                                   32,638    1,486,661
     Becton Dickinson and Co.                                  300       74,838
*    Bio-Rad Laboratories, Inc., Class A                     5,474    1,367,788
*    Bluebird Bio, Inc.                                      7,100      947,353
*    Brookdale Senior Living, Inc.                         216,656    1,765,746
*    Cambrex Corp.                                           2,300      100,395
*    Catalent, Inc.                                         59,241    2,187,770
*    Centene Corp.                                          20,136    2,629,158
*    Cigna Corp.                                           256,808   51,312,807
# *  Concert Pharmaceuticals, Inc.                           5,383       76,170
     CONMED Corp.                                           43,239    3,041,864
     Cooper Cos., Inc. (The)                                13,956    3,890,375
*    Cross Country Healthcare, Inc.                          7,595       73,140
*    CryoLife, Inc.                                         17,502      488,481
# *  Cumberland Pharmaceuticals, Inc.                       23,319      124,757
     CVS Health Corp.                                    1,978,624  129,698,803
     Danaher Corp.                                         405,225   44,947,557
     DENTSPLY SIRONA, Inc.                                  73,992    3,103,964
     Digirad Corp.                                          26,711       18,845
# *  Diplomat Pharmacy, Inc.                                34,200      495,900
*    Emergent BioSolutions, Inc.                            48,978    3,055,737
*    Endo International P.L.C.                              14,700      143,325
*    Enzo Biochem, Inc.                                      6,287       23,639
*    FONAR Corp.                                               960       21,216
*    Harvard Bioscience, Inc.                               16,180       55,497
*    HMS Holdings Corp.                                      6,400      191,936
     Humana, Inc.                                          198,071   61,201,958
*    Integer Holdings Corp.                                 41,672    3,375,015
# *  Integra LifeSciences Holdings Corp.                    12,395      587,027
*    IntriCon Corp.                                          2,835       73,483
#    Invacare Corp.                                          7,330       37,676
*    Jazz Pharmaceuticals P.L.C.                            43,561    5,483,894
     Kewaunee Scientific Corp.                               1,631       52,518
*    Laboratory Corp. of America Holdings                    8,149    1,135,563
# *  LHC Group, Inc.                                        30,318    3,205,522
*    LivaNova P.L.C.                                        34,101    3,148,204
     Luminex Corp.                                           1,400       39,046
*    Magellan Health, Inc.                                  18,699    1,218,427
# *  Mallinckrodt P.L.C.                                    81,300    1,777,218
     McKesson Corp.                                         70,069    8,986,349
*    MEDNAX, Inc.                                           81,102    2,928,593
*    Medpace Holdings, Inc.                                    800       51,520
     Medtronic P.L.C.                                      814,175   71,964,928
# *  Merit Medical Systems, Inc.                            27,130    1,533,659
*    Molina Healthcare, Inc.                                18,941    2,518,774
*    Mylan NV.                                              28,680      858,966
# *  Myriad Genetics, Inc.                                  79,816    2,250,013
     National HealthCare Corp.                               6,880      552,670
*    Natus Medical, Inc.                                    16,198      546,521
*    Nektar Therapeutics                                    14,000      592,760
*    NuVasive, Inc.                                          4,355      218,360
*    Nuvectra Corp.                                         10,668      149,352
# *  Omnicell, Inc.                                         35,405    2,305,928
#    Owens & Minor, Inc.                                     2,841       21,506
#    PerkinElmer, Inc.                                      76,500    6,923,250
     Perrigo Co. P.L.C.                                     24,295    1,128,503
     Pfizer, Inc.                                        3,696,959  156,935,910

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
HEALTH CARE -- (Continued)
# *  Premier, Inc., Class A                                14,564 $    579,502
# *  Prestige Consumer Healthcare, Inc.                   111,489    3,112,773
*    Providence Service Corp. (The)                        11,898      763,138
     Quest Diagnostics, Inc.                               10,366      905,470
*    RTI Surgical, Inc.                                    65,316      286,737
*    Select Medical Holdings Corp.                        124,004    1,936,943
     STERIS P.L.C.                                            200       22,812
*    Surmodics, Inc.                                        5,593      320,311
# *  Syneos Health, Inc.                                   45,089    2,301,343
#    Taro Pharmaceutical Industries, Ltd.                   3,078      292,841
     Teleflex, Inc.                                        23,829    6,517,232
     Thermo Fisher Scientific, Inc.                       435,609  107,016,063
*    Triple-S Management Corp., Class B                    20,684      416,989
*    United Therapeutics Corp.                             28,639    3,302,936
     UnitedHealth Group, Inc.                              89,716   24,241,263
# *  Varex Imaging Corp.                                    8,098      230,712
*    WellCare Health Plans, Inc.                           18,375    5,080,320
     Zimmer Biomet Holdings, Inc.                          10,322    1,130,878
                                                                  ------------
TOTAL HEALTH CARE                                                  994,972,600
                                                                  ------------
INDUSTRIALS -- (12.0%)
     AAR Corp.                                             34,206    1,288,882
     ABM Industries, Inc.                                  68,700    2,348,853
#    Acme United Corp.                                      1,030       17,211
#    Acuity Brands, Inc.                                   26,009    3,144,748
*    Advanced Disposal Services, Inc.                       5,937      149,612
# *  AECOM                                                101,879    3,118,516
*    Aegion Corp.                                          42,549      772,264
*    Aerovironment, Inc.                                   35,065    2,723,148
     AGCO Corp.                                            63,273    4,062,127
     Air Lease Corp.                                       62,575    2,374,096
*    Air Transport Services Group, Inc.                    20,108      477,565
     Alamo Group, Inc.                                     22,751    1,959,544
     Alaska Air Group, Inc.                               109,152    6,980,270
     Albany International Corp., Class A                   20,551    1,411,032
#    Allegiant Travel Co.                                   3,727      484,510
     AMERCO                                                29,431   10,673,446
*    Ameresco, Inc., Class A                                  981       14,646
# *  American Woodmark Corp.                               16,604    1,161,450
#    Apogee Enterprises, Inc.                              36,374    1,239,262
     Applied Industrial Technologies, Inc.                  7,175      423,397
*    ARC Document Solutions, Inc.                          20,800       50,544
     ArcBest Corp.                                         12,135      456,519
     Arconic, Inc.                                        256,734    4,831,734
     Arcosa, Inc.                                          61,271    1,803,206
     Argan, Inc.                                           16,121      680,629
*    Armstrong Flooring, Inc.                               9,383      126,858
*    ASGN, Inc.                                            56,851    3,581,044
     Astec Industries, Inc.                                22,925      848,684
# *  Atlas Air Worldwide Holdings, Inc.                    29,094    1,548,383
     AZZ, Inc.                                             18,300      818,925
     Barnes Group, Inc.                                    49,500    2,924,460
# *  Beacon Roofing Supply, Inc.                           26,399      959,076
*    BMC Stock Holdings, Inc.                               3,700       63,492
     Brady Corp., Class A                                  38,500    1,721,335
     Briggs & Stratton Corp.                               48,233      621,241
*    Builders FirstSource, Inc.                            21,200      280,264
*    CAI International, Inc.                               17,082      423,975
     Carlisle Cos., Inc.                                   43,002    4,632,605

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
INDUSTRIALS -- (Continued)
*    Casella Waste Systems, Inc., Class A                     5,201 $   156,654
*    CBIZ, Inc.                                              39,049     765,360
# *  CECO Environmental Corp.                                 3,773      25,958
*    Chart Industries, Inc.                                  19,320   1,443,204
     Chicago Rivet & Machine Co.                                700      19,727
# *  CIRCOR International, Inc.                               9,719     268,730
*    Clean Harbors, Inc.                                     35,622   2,109,179
# *  Colfax Corp.                                            11,296     279,576
     Columbus McKinnon Corp.                                 17,542     635,020
     Comfort Systems USA, Inc.                               44,560   2,137,543
*    Commercial Vehicle Group, Inc.                          14,933     111,550
     CompX International, Inc.                                  500       7,130
     Copa Holdings SA, Class A                               34,552   3,277,257
*    Covenant Transportation Group, Inc., Class A             7,080     166,946
     CRA International, Inc.                                  7,613     317,767
     Crane Co.                                               24,844   2,056,089
*    CSW Industrials, Inc.                                      300      15,495
     CSX Corp.                                            1,055,544  69,349,241
     Cubic Corp.                                              6,714     431,509
     Curtiss-Wright Corp.                                    46,353   5,261,993
     Delta Air Lines, Inc.                                  433,135  21,409,863
     Deluxe Corp.                                            11,803     554,387
     DMC Global, Inc.                                           372      12,841
     Douglas Dynamics, Inc.                                  30,234   1,070,284
*    Ducommun, Inc.                                          12,645     497,834
*    DXP Enterprises, Inc.                                      402      13,230
*    Dycom Industries, Inc.                                   7,110     412,736
     Eastern Co. (The)                                       10,193     277,046
     Eaton Corp. P.L.C.                                     265,270  20,226,837
*    Echo Global Logistics, Inc.                             23,380     555,509
     EMCOR Group, Inc.                                       62,981   4,108,251
     Encore Wire Corp.                                       19,966   1,076,167
     EnerSys                                                 44,739   3,814,447
#    Ennis, Inc.                                             30,835     611,766
     EnPro Industries, Inc.                                   8,338     550,725
     ESCO Technologies, Inc.                                 29,848   1,943,403
     Espey Manufacturing & Electronics Corp.                  1,671      43,358
*    Esterline Technologies Corp.                            44,968   5,472,606
     Federal Signal Corp.                                    71,923   1,580,868
     FedEx Corp.                                            127,314  22,607,147
#    Flowserve Corp.                                         52,147   2,296,554
     Fluor Corp.                                            119,205   4,359,327
     Fortune Brands Home & Security, Inc.                   124,852   5,655,796
     Forward Air Corp.                                        2,600     152,178
*    Franklin Covey Co.                                       3,046      74,201
     Franklin Electric Co., Inc.                              7,174     342,774
*    FreightCar America, Inc.                                 4,692      33,407
*    FTI Consulting, Inc.                                    43,936   3,001,708
*    Gardner Denver Holdings, Inc.                           56,146   1,385,122
#    GATX Corp.                                              65,445   4,952,878
*    Gencor Industries, Inc.                                 13,149     182,245
     General Electric Co.                                 1,864,734  18,945,697
# *  Genesee & Wyoming, Inc., Class A                        28,608   2,246,300
# *  Gibraltar Industries, Inc.                              34,603   1,233,597
# *  Goldfield Corp. (The)                                    4,304      11,750
     Gorman-Rupp Co. (The)                                   22,062     762,242
*    GP Strategies Corp.                                     18,583     279,488
#    Granite Construction, Inc.                              43,117   1,863,517
*    Great Lakes Dredge & Dock Corp.                         69,820     493,627

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
     Greenbrier Cos., Inc. (The)                           22,451 $   952,147
     Griffon Corp.                                         40,152     638,818
#    Hawaiian Holdings, Inc.                               24,322     778,790
#    Heartland Express, Inc.                                4,300      86,043
     Heidrick & Struggles International, Inc.              18,634     615,854
*    Herc Holdings, Inc.                                    1,679      62,207
*    Heritage-Crystal Clean, Inc.                           7,165     183,424
     Herman Miller, Inc.                                   21,186     725,197
# *  Hertz Global Holdings, Inc.                           55,682     923,764
*    Hub Group, Inc., Class A                               6,511     289,805
     Hubbell, Inc.                                         17,724   1,937,765
     Hurco Cos., Inc.                                       7,910     303,349
*    Huron Consulting Group, Inc.                          15,801     763,978
     Hyster-Yale Materials Handling, Inc.                  12,246     852,199
     ICF International, Inc.                               31,660   2,087,027
     Ingersoll-Rand P.L.C.                                213,109  21,319,424
*    InnerWorkings, Inc.                                   66,086     303,335
     Insteel Industries, Inc.                              17,578     388,298
     ITT, Inc.                                             56,136   2,950,508
# *  JELD-WEN Holding, Inc.                                 1,631      29,097
*    JetBlue Airways Corp.                                324,893   5,844,825
     Johnson Controls International P.L.C.                151,178   5,105,281
     Kadant, Inc.                                          12,486   1,065,056
     Kaman Corp.                                           19,988   1,181,691
     KAR Auction Services, Inc.                            18,100     941,381
     KBR, Inc.                                             24,193     416,120
     Kennametal, Inc.                                      28,783   1,081,665
     Kimball International, Inc., Class B                  35,232     497,828
# *  Kirby Corp.                                           41,400   3,101,274
#    Knight-Swift Transportation Holdings, Inc.            56,839   1,804,638
     Knoll, Inc.                                            4,200      84,672
     Korn/Ferry International                              61,810   2,818,536
# *  Kratos Defense & Security Solutions, Inc.              2,711      41,993
     L3 Technologies, Inc.                                100,470  19,780,534
*    Lawson Products, Inc.                                  8,847     261,871
*    LB Foster Co., Class A                                 6,682     119,407
     LSC Communications, Inc.                               5,700      45,201
     LSI Industries, Inc.                                  27,715      90,628
*    Lydall, Inc.                                          15,105     400,585
#    Macquarie Infrastructure Corp.                         1,300      56,121
     ManpowerGroup, Inc.                                   48,743   3,852,159
     Marten Transport, Ltd.                                79,636   1,540,957
*    Masonite International Corp.                          10,406     595,223
# *  MasTec, Inc.                                          63,539   2,819,861
     Matson, Inc.                                          62,316   2,088,209
     Matthews International Corp., Class A                 22,887   1,018,243
     McGrath RentCorp                                      17,552     884,621
# *  Mercury Systems, Inc.                                  2,055     120,485
*    Milacron Holdings Corp.                               37,800     523,908
     Miller Industries, Inc.                               20,099     603,975
*    Mistras Group, Inc.                                    4,200      61,782
     Mobile Mini, Inc.                                     54,461   2,058,081
     Moog, Inc., Class A                                   35,839   3,206,515
# *  MRC Global, Inc.                                     104,097   1,625,995
     MSC Industrial Direct Co., Inc., Class A              19,765   1,650,180
     Mueller Industries, Inc.                              44,012   1,140,351
     Mueller Water Products, Inc., Class A                 41,700     411,996
#    Multi-Color Corp.                                      8,908     414,667
*    MYR Group, Inc.                                       19,582     596,664

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- -----------
INDUSTRIALS -- (Continued)
#    National Presto Industries, Inc.                         571 $    68,303
     Navigant Consulting, Inc.                             12,297     318,738
     Nielsen Holdings P.L.C.                               91,660   2,353,829
*    NL Industries, Inc.                                    4,775      18,097
#    NN, Inc.                                              18,396     167,955
     Norfolk Southern Corp.                               545,229  91,456,712
*    Northwest Pipe Co.                                     5,286     121,789
# *  NOW, Inc.                                              5,412      73,224
     nVent Electric P.L.C.                                121,834   3,048,287
     Oshkosh Corp.                                         75,138   5,639,107
     Owens Corning                                        149,300   7,821,827
     PACCAR, Inc.                                          93,329   6,114,916
*    PAM Transportation Services, Inc.                      6,449     316,968
     Pentair P.L.C.                                        75,472   3,108,692
*    Perma-Pipe International Holdings, Inc.                8,900      77,430
*    PGT Innovations, Inc.                                  2,600      43,264
     Powell Industries, Inc.                                5,719     159,617
     Primoris Services Corp.                               32,400     646,380
#    Quad/Graphics, Inc.                                    6,491      87,693
     Quanex Building Products Corp.                        30,731     480,940
     Quanta Services, Inc.                                168,307   5,947,969
*    Radiant Logistics, Inc.                               42,044     207,697
     Raytheon Co.                                           6,649   1,095,489
*    RCM Technologies, Inc.                                15,245      59,456
     Regal Beloit Corp.                                    18,970   1,456,137
     Republic Services, Inc.                              429,755  32,966,506
*    Resideo Technologies, Inc.                             2,075      45,505
     Resources Connection, Inc.                            28,155     470,470
*    Rexnord Corp.                                         65,878   1,722,710
     Rush Enterprises, Inc., Class A                       33,503   1,281,490
     Rush Enterprises, Inc., Class B                       18,522     720,876
     Ryder System, Inc.                                    89,844   5,202,866
*    Saia, Inc.                                            29,325   1,758,620
     Schneider National, Inc., Class B                      7,900     167,796
*    Sensata Technologies Holding P.L.C.                  111,547   5,298,482
*    SIFCO Industries, Inc.                                 4,527      14,667
     Simpson Manufacturing Co., Inc.                       43,300   2,657,754
     SkyWest, Inc.                                         55,106   2,807,651
     Snap-on, Inc.                                         15,588   2,587,452
     Southwest Airlines Co.                               531,263  30,154,488
     Spartan Motors, Inc.                                  16,820     141,624
*    Sparton Corp.                                          8,563     157,474
*    Spirit Airlines, Inc.                                 61,789   3,634,429
*    SPX FLOW, Inc.                                        20,567     673,981
     Standex International Corp.                           22,341   1,666,192
     Stanley Black & Decker, Inc.                         129,900  16,424,556
     Steelcase, Inc., Class A                             100,669   1,661,039
# *  Stericycle, Inc.                                      58,634   2,584,587
*    Sterling Construction Co., Inc.                       29,900     395,876
# *  Team, Inc.                                             6,674      95,705
#    Terex Corp.                                           84,315   2,589,314
     Tetra Tech, Inc.                                      57,122   3,152,563
     Textron, Inc.                                          1,844      98,156
*    Thermon Group Holdings, Inc.                           4,300      99,158
     Timken Co. (The)                                      28,973   1,233,960
     Titan International, Inc.                             19,064     107,140
*    Titan Machinery, Inc.                                  2,883      54,027
*    Transcat, Inc.                                         7,700     172,480
*    TriMas Corp.                                           6,000     173,940

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES     VALUE+
                                                            ------- ------------
INDUSTRIALS -- (Continued)
#    Trinity Industries, Inc.                               120,734 $  2,822,761
#    Triton International, Ltd.                              27,753      997,720
#    Triumph Group, Inc.                                      3,794       67,723
# *  Tutor Perini Corp.                                      40,944      704,646
*    Twin Disc, Inc.                                          6,900      125,028
*    Ultralife Corp.                                          3,309       26,472
     UniFirst Corp.                                          18,705    2,589,333
     Union Pacific Corp.                                    563,195   89,587,429
*    United Continental Holdings, Inc.                      114,796   10,018,247
     United Technologies Corp.                              210,708   24,878,294
# *  Univar, Inc.                                            23,353      486,443
     Universal Forest Products, Inc.                         95,400    2,940,228
*    USA Truck, Inc.                                          7,482      133,629
     USG Corp.                                               52,100    2,248,115
     Valmont Industries, Inc.                                 6,200      799,800
*    Vectrus, Inc.                                            8,269      208,296
*    Veritiv Corp.                                            9,437      322,274
     Viad Corp.                                              23,193    1,222,271
     Virco Manufacturing Corp.                               12,601       53,428
     VSE Corp.                                                  610       19,904
     Wabash National Corp.                                   23,800      331,772
#    Wabtec Corp.                                            39,741    2,748,488
     Watts Water Technologies, Inc., Class A                 20,022    1,499,047
#    Werner Enterprises, Inc.                                36,605    1,205,037
*    Wesco Aircraft Holdings, Inc.                           13,057      114,118
*    WESCO International, Inc.                               52,083    2,729,149
*    Willis Lease Finance Corp.                               6,713      256,974
     Woodward, Inc.                                          14,712    1,336,585
# *  XPO Logistics, Inc.                                     99,105    6,023,602
                                                                    ------------
TOTAL INDUSTRIALS                                                    811,650,265
                                                                    ------------
INFORMATION TECHNOLOGY -- (11.2%)
*    ACI Worldwide, Inc.                                     49,250    1,455,830
*    Advanced Energy Industries, Inc.                         6,800      348,772
*    Agilysys, Inc.                                          14,791      261,801
*    Alithya Group, Inc., Class A                            11,334       31,395
*    Alpha & Omega Semiconductor, Ltd.                       20,661      246,073
     Amdocs, Ltd.                                            73,504    4,107,404
*    Amkor Technology, Inc.                                   1,400       11,200
     Analog Devices, Inc.                                    33,465    3,308,350
*    Anixter International, Inc.                             16,101      977,492
# *  Arlo Technologies, Inc.                                  4,358       31,334
*    ARRIS International P.L.C.                             123,333    3,871,423
*    Arrow Electronics, Inc.                                175,521   13,330,820
     AstroNova, Inc.                                          6,285      125,574
     Avnet, Inc.                                            139,400    5,743,280
     AVX Corp.                                               72,760    1,291,490
*    Aware, Inc.                                             14,326       50,428
*    Axcelis Technologies, Inc.                                 175        3,645
# *  AXT, Inc.                                               24,921      102,425
     Bel Fuse, Inc., Class A                                  3,574       72,195
     Bel Fuse, Inc., Class B                                 11,381      262,673
#    Belden, Inc.                                            11,157      598,127
     Benchmark Electronics, Inc.                             62,063    1,577,641
     Brooks Automation, Inc.                                 50,847    1,582,867
     Cabot Microelectronics Corp.                             5,417      551,938
*    CACI International, Inc., Class A                       27,304    4,564,683
*    Calix, Inc.                                             10,904      118,636
*    Cardtronics P.L.C., Class A                             13,293      359,842

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                             SHARES      VALUE+
                                                            --------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     CCUR Holdings, Inc.                                       11,740 $     43,790
*    Ciena Corp.                                              133,800    5,096,442
*    Cirrus Logic, Inc.                                        56,200    2,087,830
     Cisco Systems, Inc.                                    4,221,011  199,611,610
# *  Coherent, Inc.                                             9,211    1,088,740
     Cohu, Inc.                                                17,208      301,828
*    CommScope Holding Co., Inc.                              116,792    2,442,121
     Comtech Telecommunications Corp.                          15,569      388,758
*    Conduent, Inc.                                           171,508    2,186,727
*    CoreLogic, Inc.                                           96,545    3,504,584
     Corning, Inc.                                            785,955   26,140,863
*    Cray, Inc.                                                 7,670      168,280
# *  Cree, Inc.                                                77,800    3,923,454
     CSP, Inc.                                                  2,414       23,416
     CTS Corp.                                                 66,936    1,898,974
# *  CyberOptics Corp.                                          3,281       69,196
#    Cypress Semiconductor Corp.                              207,774    2,881,825
     Daktronics, Inc.                                          44,000      331,320
*    Dell Technologies, Class C                                24,705    1,200,416
*    Digi International, Inc.                                  25,438      301,695
*    Diodes, Inc.                                               4,709      158,364
     Dolby Laboratories, Inc., Class A                         10,000      646,300
*    DSP Group, Inc.                                           46,713      590,452
     DXC Technology Co.                                       228,936   14,679,376
*    EchoStar Corp., Class A                                   27,151    1,112,648
*    Electro Scientific Industries, Inc.                        8,085      242,550
# *  Electronics for Imaging, Inc.                             58,110    1,534,685
*    EMCORE Corp.                                                 744        3,266
*    ePlus, Inc.                                               17,490    1,385,558
*    Fabrinet                                                   8,855      503,318
*    FARO Technologies, Inc.                                   20,000      850,400
     Fidelity National Information Services, Inc.             198,899   20,790,912
*    Finisar Corp.                                             66,449    1,513,708
# *  First Solar, Inc.                                         28,866    1,460,331
*    Flex, Ltd.                                               157,519    1,515,333
     FLIR Systems, Inc.                                        40,437    1,976,561
*    FormFactor, Inc.                                          83,395    1,252,593
*    Frequency Electronics, Inc.                                7,390       97,991
*    GSI Technology, Inc.                                       2,491       19,206
*    Harmonic, Inc.                                            13,666       72,293
     Hewlett Packard Enterprise Co.                           894,616   13,947,063
# *  II-VI, Inc.                                               43,940    1,667,962
*    Insight Enterprises, Inc.                                 42,100    1,933,232
     Intel Corp.                                            4,943,498  232,937,626
     InterDigital, Inc.                                        11,300      822,753
# *  Itron, Inc.                                               25,301    1,382,194
     Jabil, Inc.                                              160,047    4,265,253
     Juniper Networks, Inc.                                   212,100    5,501,874
     KEMET Corp.                                               46,723      827,932
*    Key Tronic Corp.                                          17,623      127,767
*    Kimball Electronics, Inc.                                 23,443      379,073
     Kulicke & Soffa Industries, Inc.                          74,988    1,689,480
*    KVH Industries, Inc.                                      13,696      153,121
*    Lattice Semiconductor Corp.                               35,397      276,097
*    Limelight Networks, Inc.                                  40,504      126,372
#    Littelfuse, Inc.                                          11,788    2,071,387
# *  LiveRamp Holdings, Inc.                                   48,169    2,092,461
     LogMeIn, Inc.                                             27,580    2,565,492
# *  Lumentum Holdings, Inc.                                   34,339    1,679,521

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES     VALUE+
                                                            ------- ------------
INFORMATION TECHNOLOGY -- (Continued)
     ManTech International Corp., Class A                     2,048 $    115,446
#    Marvell Technology Group, Ltd.                         166,418    3,083,726
     Methode Electronics, Inc.                               72,016    1,854,412
*    Micron Technology, Inc.                                842,584   32,203,560
*    MicroStrategy, Inc., Class A                               900      114,201
     MKS Instruments, Inc.                                   62,405    5,094,120
     Monotype Imaging Holdings, Inc.                          1,400       23,240
*    Nanometrics, Inc.                                        1,600       48,944
# *  NETGEAR, Inc.                                           34,428    1,363,693
*    Netscout Systems, Inc.                                  21,784      564,859
# *  Nuance Communications, Inc.                            200,300    3,178,761
*    ON Semiconductor Corp.                                 364,015    7,294,861
*    Optical Cable Corp.                                     10,474       37,287
*    OSI Systems, Inc.                                          500       44,845
# *  PAR Technology Corp.                                    10,048      250,497
     Park Electrochemical Corp.                                 830       18,907
     PC Connection, Inc.                                     35,467    1,175,022
# *  PCM, Inc.                                               10,471      223,556
*    Perceptron, Inc.                                         1,300       10,036
*    Perficient, Inc.                                        28,300      721,933
     Perspecta, Inc.                                        114,468    2,295,083
*    Photronics, Inc.                                        79,712      852,121
*    Plexus Corp.                                            35,152    1,972,730
*    Qorvo, Inc.                                             76,473    4,998,275
*    Rambus, Inc.                                             9,315       84,021
*    Ribbon Communications, Inc.                              6,622       36,951
     Richardson Electronics, Ltd.                            15,464      113,970
# *  Rogers Corp.                                            16,943    2,150,236
*    Rudolph Technologies, Inc.                              26,797      582,031
*    Sanmina Corp.                                           39,846    1,243,992
*    ScanSource, Inc.                                        20,841      798,419
     Science Applications International Corp.                 3,594      241,301
     SS&C Technologies Holdings, Inc.                        51,586    2,656,163
*    Sykes Enterprises, Inc.                                 21,292      587,020
# *  Synaptics, Inc.                                         40,726    1,620,895
     SYNNEX Corp.                                            55,899    5,408,787
     TE Connectivity, Ltd.                                  197,255   15,967,792
*    Tech Data Corp.                                         81,325    7,777,110
     TESSCO Technologies, Inc.                                8,689      139,111
     TiVo Corp.                                              19,000      211,470
# *  TTM Technologies, Inc.                                  72,684      834,412
# *  Ultra Clean Holdings, Inc.                              16,700      198,062
*    Veeco Instruments, Inc.                                 15,978      156,744
*    Verint Systems, Inc.                                    44,826    2,168,234
# *  ViaSat, Inc.                                             8,800      551,672
# *  Viavi Solutions, Inc.                                   16,203      180,177
*    Virtusa Corp.                                           30,064    1,458,705
#    Vishay Intertechnology, Inc.                           151,731    2,958,755
*    Vishay Precision Group, Inc.                            16,480      550,926
     Western Digital Corp.                                  215,907    9,713,656
     Xerox Corp.                                            219,074    6,180,078
     Xperi Corp.                                             54,435    1,166,542
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                         756,809,059
                                                                    ------------
MATERIALS -- (2.2%)
*    AdvanSix, Inc.                                          19,500      616,980
#    Albemarle Corp.                                         85,311    6,887,157
*    Alcoa Corp.                                            173,747    5,156,811
# *  Allegheny Technologies, Inc.                            63,324    1,734,444

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- ----------
MATERIALS -- (Continued)
# *  Ampco-Pittsburgh Corp.                                   4,007 $   13,944
     Ashland Global Holdings, Inc.                          112,560  8,543,304
     Bemis Co., Inc.                                         41,892  2,046,005
     Boise Cascade Co.                                       43,464  1,193,956
     Cabot Corp.                                             52,535  2,463,366
     Carpenter Technology Corp.                              44,828  2,118,571
# *  Century Aluminum Co.                                    15,822    145,562
*    Clearwater Paper Corp.                                  16,822    567,238
*    Coeur Mining, Inc.                                      13,910     71,637
     Commercial Metals Co.                                   75,297  1,313,933
#    Compass Minerals International, Inc.                    10,772    562,837
     Core Molding Technologies, Inc.                         11,847    103,069
     Domtar Corp.                                            46,407  2,176,488
     DowDuPont, Inc.                                         81,559  4,388,690
     Eagle Materials, Inc.                                   17,439  1,238,169
     Element Solutions, Inc.                                 56,634    636,566
     Freeport-McMoRan, Inc.                                  24,064    280,105
     Friedman Industries, Inc.                                3,048     23,500
     FutureFuel Corp.                                         6,104    111,764
     Gold Resource Corp.                                      4,500     20,205
#    Graphic Packaging Holding Co.                          226,842  2,737,983
     Greif, Inc., Class A                                    21,053    821,067
     Hawkins, Inc.                                              409     16,969
     Haynes International, Inc.                              10,047    329,542
     HB Fuller Co.                                           58,475  2,888,080
#    Hecla Mining Co.                                       430,424  1,162,145
     Huntsman Corp.                                         151,388  3,325,994
     Innophos Holdings, Inc.                                 22,786    681,301
     Innospec, Inc.                                          16,733  1,175,828
     Kaiser Aluminum Corp.                                   27,181  2,728,157
*    Kraton Corp.                                            18,082    509,912
#    Kronos Worldwide, Inc.                                   2,217     29,198
     Louisiana-Pacific Corp.                                173,457  4,228,882
*    LSB Industries, Inc.                                     1,758     13,097
#    Martin Marietta Materials, Inc.                         23,633  4,175,478
     Materion Corp.                                          18,497    868,064
     Mercer International, Inc.                              21,725    320,878
     Minerals Technologies, Inc.                             34,280  2,007,780
     Mosaic Co. (The)                                        17,274    557,605
     Neenah, Inc.                                             7,684    535,344
     Newmont Mining Corp.                                   141,468  4,825,474
     Northern Technologies International Corp.                3,035     92,568
     Nucor Corp.                                            103,401  6,332,277
     Olin Corp.                                             186,712  4,408,270
#    Olympic Steel, Inc.                                      9,986    192,430
#    Owens-Illinois, Inc.                                    40,137    805,550
     PH Glatfelter Co.                                       43,300    553,374
*    PQ Group Holdings, Inc.                                  2,829     42,577
#    Rayonier Advanced Materials, Inc.                        4,094     59,281
     Reliance Steel & Aluminum Co.                           93,801  7,680,426
#    Royal Gold, Inc.                                        44,209  3,862,540
     Schnitzer Steel Industries, Inc., Class A                  400      9,680
     Schweitzer-Mauduit International, Inc.                  30,600    981,036
#    Sensient Technologies Corp.                             38,101  2,391,981
     Silgan Holdings, Inc.                                    5,100    140,862
     Sonoco Products Co.                                     61,593  3,546,525
     Steel Dynamics, Inc.                                   185,468  6,786,274
     Stepan Co.                                               4,678    411,337
# *  Summit Materials, Inc., Class A                         14,342    218,859

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                           SHARES       VALUE+
                                                                         ---------- --------------
MATERIALS -- (Continued)
*                             SunCoke Energy, Inc.                           62,210 $      699,240
                              Synalloy Corp.                                    949         14,994
# *                           TimkenSteel Corp.                              36,857        469,190
*                             Trecora Resources                               1,376         11,930
                              Tredegar Corp.                                 26,545        432,949
                              Trinseo SA                                     16,569        812,710
                              Tronox, Ltd., Class A                          82,313        721,062
*                             UFP Technologies, Inc.                            339         11,187
                              United States Lime & Minerals, Inc.             2,500        172,525
                              United States Steel Corp.                     168,857      3,806,037
*                             Universal Stainless & Alloy Products, Inc.      6,269        112,403
# *                           US Concrete, Inc.                               1,500         53,400
#                             Valvoline, Inc.                               204,538      4,522,335
*                             Verso Corp., Class A                            2,361         58,246
#                             Vulcan Materials Co.                           58,246      5,920,706
#                             Westlake Chemical Corp.                       158,152     11,687,433
                              WestRock Co.                                  128,973      5,250,491
                              Worthington Industries, Inc.                   48,820      1,841,979
                                                                                    --------------
TOTAL MATERIALS                                                                        151,467,743
                                                                                    --------------
REAL ESTATE -- (0.2%)
                              Alexander & Baldwin, Inc.                      55,273      1,273,490
                              Griffin Industrial Realty, Inc.                 1,500         50,445
*                             Howard Hughes Corp. (The)                      30,139      3,346,635
                              Jones Lang LaSalle, Inc.                       32,376      4,643,042
#                             Kennedy-Wilson Holdings, Inc.                  96,704      1,933,113
                              Newmark Group, Inc., Class A                   14,983        156,572
*                             Rafael Holdings, Inc., Class B                    550          8,481
                              RE/MAX Holdings, Inc., Class A                  3,800        158,536
*                             Stratus Properties, Inc.                        3,069         72,735
                                                                                    --------------
TOTAL REAL ESTATE                                                                       11,643,049
                                                                                    --------------
UTILITIES -- (0.1%)
                              MDU Resources Group, Inc.                     106,175      2,729,759
                              New Jersey Resources Corp.                     47,817      2,319,125
                              NRG Energy, Inc.                               55,469      2,269,237
#                             Ormat Technologies, Inc.                       21,034      1,213,872
                                                                                    --------------
TOTAL UTILITIES                                                                          8,531,993
                                                                                    --------------
TOTAL COMMON STOCKS                                                                  6,644,262,916
                                                                                    --------------
RIGHTS/WARRANTS -- (0.0%)
CONSUMER DISCRETIONARY -- (0.0%)
* (double right angle quote)  Media General, Inc. Contingent Value
                                Rights                                       25,196          1,973
                                                                                    --------------
TOTAL INVESTMENT SECURITIES                                                          6,644,264,889
                                                                                    --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
                              State Street Institutional U.S.
                                Government Money Market Fund 2.320%      14,263,630     14,263,630
                                                                                    --------------
SECURITIES LENDING COLLATERAL -- (1.7%)
@(S)                          DFA Short Term Investment Fund              9,809,522    113,505,983
                                                                                    --------------
TOTAL INVESTMENTS -- (100.0%)
                              (Cost $4,047,799,566)^^                               $6,772,034,502
                                                                                    ==============
P.L.C.                        Public Limited Company
SA                            Special Assessment

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


+                           See Security Valuation Note within the Notes to
                            Schedules of Investments.
#                           Total or Partial Securities on Loan.
*                           Non-Income Producing Securities.
(double right angle quote)  Securities have generally been fair valued. See
                            Security Valuation Note within the Notes to
                            Schedules of Investments.
@                           Security purchased with cash proceeds from
                            Securities on Loan.
(S)                         Affiliated Fund.
^^                          See Federal Tax Cost Note within the Notes to
                            Schedules of Investments.

Summary of the Series' investments as of January 31, 2019, based on their valuation inputs, is as follows (see Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Communication Services      $  796,879,324           --   --    $  796,879,324
   Consumer Discretionary         421,527,336           --   --       421,527,336
   Consumer Staples               410,119,860           --   --       410,119,860
   Energy                         831,979,411           --   --       831,979,411
   Financials                   1,448,674,261 $      8,015   --     1,448,682,276
   Health Care                    994,972,600           --   --       994,972,600
   Industrials                    811,650,265           --   --       811,650,265
   Information Technology         756,809,059           --   --       756,809,059
   Materials                      151,467,743           --   --       151,467,743
   Real Estate                     11,643,049           --   --        11,643,049
   Utilities                        8,531,993           --   --         8,531,993
Rights/Warrants
  Consumer Discretionary                   --        1,973   --             1,973
Temporary Cash Investments         14,263,630           --   --        14,263,630
Securities Lending Collateral              --  113,505,983   --       113,505,983
                               -------------- ------------   --    --------------
TOTAL                          $6,658,518,531 $113,515,971   --    $6,772,034,502
                               ============== ============   ==    ==============

ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2019, the Trust consisted of twelve operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

..   Level 1--inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

..   Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

..   Level 3--significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series) including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the
Series:

2. FUTURES CONTRACTS: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At January 31, 2019, the total cost of securities for federal income tax purposes was:

                                                         FEDERAL TAX
                                                            COST
                                                         -----------
           The U.S. Large Cap Value Series               $22,879,382
           The DFA International Value Series             11,994,231
           The Emerging Markets Series                     4,179,295
           The Tax-Managed U.S. Marketwide Value Series    4,047,800

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued ASU No. 2018-13, "Fair Value Measurements" ("ASU 2018-13"). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series' early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2018. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Series' financial statements.

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Series' adoption of these amendments, effective with these financial statements prepared as of October 31, 2018, required modified disclosures reflected herein, but had no effect on the Series' net assets or results of operations.

OTHER

The Series are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.

On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit") and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims were preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States (the "Supreme Court") to review the Second Circuit's ruling, and that petition is pending. Additionally, the individual creditor plaintiffs have moved the Second Circuit to review its prior ruling in light of a recent decision by the Supreme Court (in an unrelated case) regarding the scope of the Bankruptcy Code's safe harbor for securities transactions; such review is pending.

On January 6, 2017, the Court granted the shareholder defendants' motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it would certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants). Additionally, the Trustee has requested leave from the District Court to file an amended complaint to assert new claims against the shareholder defendants in light of the recent Supreme Court decision addressing the scope of the Bankruptcy Code's safe harbor for securities transactions; the District Court has stayed this request pending the Second Circuit's review of its prior decision with respect to the Individual Creditor Actions.

Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.

The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.EXHIBITS.

     (a) Separate certifications for the co-principal executive officers and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:  /s/ David P. Butler
     ----------------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ----------------------------------
     Gerard K. O'Reilly
     Co-Chief Executive Officer and
     Chief Investment Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     ----------------------------------
     David P. Butler
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 29, 2019

By:  /s/ Gerard K. O'Reilly
     ----------------------------------
     Gerard K. O'Reilly
     Co-Principal Executive Officer
     Dimensional Investment Group Inc.

Date: March 29, 2019

By:  /s/ Gregory K. Hinkle
     ----------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: March 29, 2019